UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – December 31, 2011

Item 1: Reports to Shareholders

Annual Report | December 31, 2011

Vanguard Balanced Index Fund

> For 2011, Vanguard Balanced Index Fund returned slightly more than 4%.

> The fund’s return was in line with that of its benchmark index, and higher than the average return for mixed-asset target allocation growth funds.

> The broad U.S. stock market returned about 1% for the year, while the aggregate U.S. bond market was up nearly 8%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	30
About Your Fund’s Expenses.	31
Glossary.	33

      Balanced Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Balanced Index Fund
Investor Shares	4.14%
Admiral™ Shares	4.29
Signal® Shares	4.31
Institutional Shares	4.31
Balanced Composite Index	4.65
Mixed-Asset Target Allocation Growth Funds Average	-1.35

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$21.38	$21.78	$0.477	$0.000
Admiral Shares	21.38	21.78	0.509	0.000
Signal Shares	21.15	21.55	0.504	0.000
Institutional Shares	21.38	21.78	0.513	0.000

1

Chairman’s Letter

Dear Shareholder,

For 2011, Vanguard Balanced Index Fund returned about 4%, in line with the return of the fund’s target benchmark, the Balanced Composite Index, and ahead of the average return of similar balanced funds.

The fund’s stock portfolio returned less than 1%, with five sectors advancing and five declining. Consumer staples provided the largest boost, while the financial sector recorded the most significant loss. The fund’s bond portfolio contributed solid gains of nearly 8% as volatility in global stocks drove investors to bid up the prices of U.S. fixed income securities.

Big dramas and small numbers
in the U.S. stock market
The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the economic and political dramas that monopolized investors’ attention for much of the year.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains

2

unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered
unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Consumer staples and health care
provided the most significant gains
The stock portion of Vanguard Balanced Index Fund, which constitutes about 60% of fund assets, provides exposure to the

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

3

entire U.S. equity market, including small-, mid-, and large-capitalization growth and value stocks. Because the portfolio is market-weighted, large-cap stocks make up a majority of its value, and their outperformance over mid- and small-caps helped the fund’s stock returns to stay positive for the year.

Growth stocks were the leaders among the portfolio’s large-cap holdings, advancing several percentage points, while smaller stocks retreated a bit. However, it was lackluster returns for several sectors that translated into a tepid overall result.

Not surprisingly given the market’s defensive tone, the best-performing industry sectors were consumer staples, health care, and utilities. All three sectors provide products and services that are considered necessities, and the stocks offer relatively high yields to boot. Tobacco companies, pharmaceutical firms, and electric utilities were bright spots within these groups. The utilities sector had the highest return of the three at 18%, but its contribution was less significant because of its smaller weighting in the U.S. stock market.

Financial issues weighed most on the stock portfolio’s return. Financial services companies and investment banks are still suffering from the aftereffects of the credit crisis, including soured loans, regulatory pressures, and lower trading profits, as well as from worries over Europe’s sovereign debt troubles. Materials stocks were another drag on performance, as

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.26%	0.12%	0.12%	0.08%	1.04%

The fund expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the fund’s expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

demand for many products abated while companies struggled with rising prices for raw materials.

The U.S. bond market
continued its strong run
The Balanced Index Fund’s fixed income portion, which makes up about 40% of assets, successfully tracked theperformance of the broad, taxable U.S.  bond market for the 12 months. It was another strong year for bonds, as all sectors of the investment-grade market posted positive returns.

The widening and deepening of the debt crisis in Europe, coupled with political gridlock in the United States over the deficit, taxes, and spending, led anxious investors to turn to U.S. Treasuries for safety. Demand surged, driving prices up and yields down.

The shortest end of the Treasury yield curve had little room to move, given that rates were already near zero, but the yield of the 10-year note fell by more than a full percentage point to 1.88%. Yields of long-maturity Treasuries fell by even more, with the 30-year yield declining from 4.34% to 2.90%.

For the year as a whole, Treasuries in aggregate returned almost 10%. This was a major contributor to the performance of your fund because, like its bond benchmark, the fund has a sizable stake in U.S. government bonds—more than 40% of the fixed income portfolio.

Total Returns
Ten Years Ended December 31, 2011

Average
Annual Return
Balanced Index Fund Investor Shares	4.87%
Balanced Composite Index	5.07
Mixed-Asset Target Allocation Growth Funds Average	3.35

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Corporate bonds also did well, returning a little more than 8% in 2011. Here, too, investors were willing to pay for quality, with bonds rated A or higher outperforming their lower-rated counterparts. In terms of maturity, the significant flattening of the yield curve put the performance of longer-term bonds well out in front. Long-term Treasury returns were almost 30%, while their corporate counterparts came in at more than 17%.

Effective index tracking
has been a fund hallmark
For the past decade, the Balanced Index Fund recorded an average annual return of 4.87%, a performance that outpaced the U.S. stock market. Importantly, the fund met its objective of closely tracking its benchmark index—a challenging feat in often-volatile markets.

This performance is a tribute to Vanguard Quantitative Equity Group and Vanguard Fixed Income Group, the portfolio’s advisors, whose decades of index-tracking experience and sophisticated portfolio management techniques have helped investors capture as much as possible of the returns produced by the broad U.S. stock and bond markets.

Vanguard Asset Allocation Fund
merging into Balanced Index Fund
Shareholders of Vanguard Asset Allocation Fund have approved the merger of thei fund into Vanguard Balanced Index Fund.

(The merger, which does not affect the Balanced Index Fund’s objective or policies, was to be completed February 10).

The Asset Allocation Fund was originally actively managed, altering its stock/bond mix according to the outlook of its investment advisor. The fund recently changed its strategy and moved to a static 60% stock/40% bond portfolio, seeking to track the broad U.S. markets as the Balanced Index Fund does.

The merger of the two funds will not lead to capital gains or increased costs for shareholders. In fact, the addition of the Asset Allocation Fund’s substantial assets should allow the Balanced Index Fund to benefit even more from the economies of scale that come from spreading expenses over a wider asset base.

Balance and diversification
can be cornerstone strategies
Volatility returned to the stock markets with a vengeance in 2011, reminding us a bit of the turmoil of 2008. This year’s flat result was in contrast to the plunge of 2008, however, as well as to the market’s solid gains in 2009 and 2010. Of course, it’s impossible to predict the temperament of the markets from year to year.

At Vanguard, we always counsel investors to avoid overreacting to either the market’s short-term turmoil or the headlines that

6

inevitably trumpet these gyrations. Instead, we encourage our clients to construct a balanced portfolio of stock, bond, and money market funds that’s tailored to their specific goals, time horizon, and risk tolerance. The Balanced Index Fund, with its broad diversification, steady asset mix spread across the entire U.S. stock and bond markets, and low expenses, can be a cornerstone of such an investment program.

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 20, 2012

7

Balanced Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%
30-Day SEC Yield	1.96%	2.10%	2.09%	2.11%

Equity Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,139	3,322
Median Market Cap	$31.2B	$31.2B
Price/Earnings Ratio	14.9x	14.9x
Price/Book Ratio	2.1x	2.1x
Return on Equity	19.1%	19.0%
Earnings Growth Rate	7.0%	7.0%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	67%	—
Short-Term Reserves	2.3%	—

Fixed Income Characteristics
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	3,496	7,854
Yield to Maturity
(before expenses)	2.2%	2.2%
Average Coupon	4.1%	4.0%
Average Duration	5.1 years	5.1 years
Average Effective
Maturity	7.3 years	7.3 years

Total Fund Volatility Measures
	Balanced
	Composite	MSCI US Broad
	Index	Market Index
R-Squared	1.00	0.99
Beta	1.00	0.60
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.0%
Apple Inc.	Computer
	Hardware	2.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.5
Microsoft Corp.	Systems Software	1.4
General Electric Co.	Industrial
	Conglomerates	1.4
Procter & Gamble Co.	Household
	Products	1.3
Johnson & Johnson	Pharmaceuticals	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.3
Pfizer Inc.	Pharmaceuticals	1.2
Top Ten		16.7%
Top Ten as % of Total Net Assets		9.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares.

8

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer
Discretionary	11.7%	11.7%
Consumer Staples	10.1	10.1
Energy	11.4	11.4
Financials	14.7	14.6
Health Care	11.8	11.8
Industrials	11.2	11.2
Information
Technology	18.5	18.6
Materials	4.0	4.0
Telecommunication
Services	2.7	2.7
Utilities	3.9	3.9

Sector Diversification (% of fixed income portfolio)

Asset-Backed		2.8%
Finance		6.9
Foreign		4.5
Government Mortgage-Backed		26.7
Industrial		11.4
Treasury/Agency		44.3
Utilities		2.4
Other		1.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed income portfolio)

U.S. Government	69.9%
Aaa	3.6
Aa	5.3
A	11.2
Baa	9.9
Less Than Baa	0.1
For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

9

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Investor Shares	4.14%	3.15%	4.87%	$16,091
Spliced Total Stock Market Index	1.08	0.29	3.87	14,616
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	7.92	6.52	5.79	17,555
Balanced Composite Index	4.65	3.34	5.07	16,405
Mixed-Asset Target Allocation
Growth Funds Average	-1.35	0.59	3.35	13,903

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

10

Balanced Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	4.29%	3.27%	4.98%	$16,252
Spliced Total Stock Market Index	1.08	0.29	3.87	14,616
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	5.79	17,555
Balanced Composite Index	4.65	3.34	5.07	16,405

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Balanced Index Fund Signal Shares	4.31%	3.28%	4.24%	$12,476
Spliced Total Stock Market Index	1.08	0.29	1.91	11,060
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	6.51	13,999
Balanced Composite Index	4.65	3.34	4.29	12,512
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	4.31%	3.31%	5.01%	$8,155,679
Spliced Total Stock Market Index	1.08	0.29	3.87	7,307,876
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	7.92	6.52	5.79	8,777,393
Balanced Composite Index	4.65	3.34	5.07	8,202,628

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

11

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	511,089	51,278	0.4%
Walt Disney Co.	873,410	32,753	0.3%
Home Depot Inc.	774,823	32,574	0.3%
* Amazon.com Inc.	179,980	31,155	0.3%
Consumer Discretionary—Other †		658,104	5.7%
		805,864	7.0%
Consumer Staples
Procter & Gamble Co.	1,360,847	90,782	0.8%
Coca-Cola Co.	1,023,335	71,603	0.6%
Philip Morris International Inc.	869,841	68,265	0.6%
Wal-Mart Stores Inc.	938,772	56,101	0.5%
PepsiCo Inc.	783,844	52,008	0.4%
Kraft Foods Inc.	831,157	31,052	0.3%
Altria Group Inc.	1,025,922	30,419	0.3%
Consumer Staples—Other †		296,079	2.6%
		696,309	6.1%
Energy
Exxon Mobil Corp.	2,407,721	204,078	1.8%
Chevron Corp.	991,928	105,541	0.9%
ConocoPhillips	645,930	47,069	0.4%
Schlumberger Ltd.	668,202	45,645	0.4%
Occidental Petroleum Corp.	402,606	37,724	0.3%
Energy—Other †		350,634	3.1%
		790,691	6.9%
Financials
Wells Fargo & Co.	2,483,853	68,455	0.6%
JPMorgan Chase & Co.	1,930,842	64,201	0.6%
Citigroup Inc.	1,445,202	38,023	0.3%
Financials—Other †		841,491	7.3%
		1,012,170	8.8%

12

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,357,002	88,992	0.8%
Pfizer Inc.	3,863,610	83,609	0.7%
Merck & Co. Inc.	1,525,653	57,517	0.5%
Abbott Laboratories	770,923	43,349	0.4%
Health Care—Other †		540,161	4.7%
		813,628	7.1%
Industrials
General Electric Co.	5,249,251	94,014	0.8%
United Technologies Corp.	427,662	31,258	0.3%
Industrials—Other †		647,771	5.6%
		773,043	6.7%
Information Technology
* Apple Inc.	459,096	185,934	1.6%
International Business Machines Corp.	591,455	108,757	0.9%
Microsoft Corp.	3,733,998	96,935	0.8%
* Google Inc. Class A	125,897	81,317	0.7%
Intel Corp.	2,600,252	63,056	0.6%
Oracle Corp.	2,004,037	51,404	0.5%
Cisco Systems Inc.	2,723,696	49,244	0.4%
Qualcomm Inc.	830,473	45,427	0.4%
Information Technology—Other †		604,552	5.3%
		1,286,626	11.2%

Materials †		275,752	2.4%

Telecommunication Services
AT&T Inc.	2,934,506	88,740	0.8%
Verizon Communications Inc.	1,401,929	56,245	0.5%
Telecommunication Services—Other †		40,675	0.3%
		185,660	1.6%

Utilities †		269,583	2.3%
Total Common Stocks (Cost $5,012,519)		6,909,326	60.1%[1]

13

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.375%	1/15/13	85,050	86,099	0.7%
	United States Treasury Note/Bond	3.125%	4/30/17	48,600	54,136	0.5%
	United States Treasury Note/Bond	3.375%	11/15/19	46,472	52,971	0.5%
	United States Treasury Note/Bond	1.875%	4/30/14	48,925	50,706	0.4%
	United States Treasury Note/Bond	6.250%	8/15/23	33,000	47,211	0.4%
	United States Treasury Note/Bond	1.375%	5/15/13	46,425	47,158	0.4%
	United States Treasury Note/Bond	2.125%	8/15/21	44,320	45,428	0.4%
	United States Treasury Note/Bond	2.500%	6/30/17	39,650	42,890	0.4%
	United States Treasury Note/Bond	1.250%	4/15/14	36,025	36,813	0.3%
	United States Treasury Note/Bond	4.750%	2/15/41	25,088	34,516	0.3%
	United States Treasury Note/Bond	0.625%	7/15/14	33,425	33,681	0.3%
	United States Treasury Note/Bond	4.125%	5/15/15	28,275	31,717	0.3%
	United States Treasury Note/Bond	2.375%	7/31/17	29,400	31,610	0.3%
	United States Treasury
	Note/Bond	0.250%–11.250%	1/31/12–8/15/41	1,011,666	1,141,031	9.9%
					1,735,967	15.1%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.375%–6.750%	12/28/12–9/15/29	74,810	80,439	0.7%
2	Federal National
	Mortgage Assn.	0.000%–7.250%	12/28/12–7/15/37	64,865	70,429	0.6%
3	General Electric
	Capital Corp.	2.125%–2.625%	12/21/12–12/28/12	1,500	1,531	0.0%
	Agency Bonds
	and Notes—Other †				71,565	0.7%
					223,964	2.0%
Conventional Mortgage-Backed Securities
[2,4,5] Fannie Mae Pool		3.000%–10.500%	1/1/12–1/1/42	499,450	537,039	4.7%
[2,5]	Freddie Mac Gold Pool	4.500%	5/1/41	31,533	33,449	0.3%
[2,4,5] Freddie Mac Gold Pool		3.000%–10.000%	2/1/12–1/1/42	301,096	323,640	2.8%
[4,5]	Ginnie Mae I Pool	3.500%–10.000%	3/15/13–1/1/42	134,915	148,457	1.3%
[4,5]	Ginnie Mae II Pool	4.500%	1/1/42	48,350	52,656	0.4%
[4,5]	Ginnie Mae II Pool	3.500%–7.000%	3/20/18–1/1/42	104,692	115,018	1.0%
					1,210,259	10.5%
Nonconventional Mortgage-Backed Securities
[2,5]	Fannie Mae Pool	2.375%–6.304%	11/1/33–4/1/41	21,047	22,111	0.2%
[2,5]	Freddie Mac Non Gold Pool	2.085%–6.394%	11/1/34–3/1/41	17,397	18,330	0.1%
5	Ginnie Mae II Pool	2.500%–5.000%	7/20/38–11/20/41	6,316	6,600	0.1%
					47,041	0.4%
Total U.S. Government and Agency Obligations (Cost $3,040,146)					3,217,231	28.0%

14

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Asset-Backed/Commercial Mortgage-Backed Securities
[5,6]	GE Capital Commercial
	Mortgage Corp.	4.996%–5.543%	12/10/37–12/10/49	2,551	2,675	0.0%
7	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				124,311	1.1%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $113,734)					126,986	1.1%
Corporate Bonds
Finance
7	Banking †				205,063	1.8%
	Brokerage †				6,976	0.1%
	Finance Companies
5	General Electric Capital Corp.	2.100%–6.875%	1/8/13–11/15/67	21,100	23,213	0.2%
	Finance Companies—Other †				7,050	0.1%
7	Insurance †				51,586	0.4%
	Other Finance †				2,730	0.0%
	Real Estate Investment Trusts †				17,563	0.1%
					314,181	2.7%
Industrial
	Basic Industry †				46,864	0.4%
	Capital Goods
	General Electric Co.	5.000%–5.250%	2/1/13–12/6/17	2,930	3,227	0.0%
	Capital Goods—Other †				44,732	0.4%
7	Communication †				105,108	0.9%
7	Consumer Cyclical †				57,341	0.5%
7	Consumer Noncyclical †				129,821	1.1%
	Energy
	XTO Energy Inc.	5.750%–6.250%	12/15/13–8/1/17	1,300	1,480	0.0%
	Energy—Other †				64,198	0.6%
	Other Industrial †				1,758	0.0%
	Technology
	International Business
	Machines Corp.	0.875%–7.500%	6/15/13–11/30/39	5,070	5,857	0.1%
	Technology—Other †				38,819	0.3%
7	Transportation †				19,544	0.2%
					518,749	4.5%
Utilities
	Electric †				75,275	0.7%
7	Natural Gas †				32,417	0.3%
	Other Utility †				1,278	0.0%
					108,970	1.0%
Total Corporate Bonds (Cost $875,090)					941,900	8.2%
[7]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $191,079) †					202,855	1.7%
Taxable Municipal Bonds (Cost $38,704) †					44,699	0.4%

				Shares
Temporary Cash Investments
Money Market Fund
[8,9]	Vanguard Market Liquidity Fund	0.110%		297,095,086	297,095	2.6%

15

Balanced Index Fund

		Face	Market	Percentage
	Maturity	Amount	Value	of Net
Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
[2,10] Fannie Mae Discount Notes 0.030%–0.040%	4/2/12–4/16/12	600	600	0.0%
10 U.S. Government and Agency Obligations—Other †			2,200	0.0%
			2,800	0.0%
Total Temporary Cash Investments (Cost $299,895)			299,895	2.6%[1]
[11]Total Investments (Cost $9,571,167)			11,742,892	102.1%
Other Assets and Liabilities
Other Assets			95,484	0.8%
Liabilities[9]			(335,018)	(2.9%)
			(239,534)	(2.1%)
Net Assets			11,503,358	100.0%

16

Balanced Index Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	9,571,862
Overdistributed Net Investment Income	(16,651)
Accumulated Net Realized Losses	(224,059)
Unrealized Appreciation (Depreciation)
Investment Securities	2,171,725
Futures Contracts	481
Net Assets	11,503,358

Investor Shares—Net Assets
Applicable to 88,196,031 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,921,013
Net Asset Value Per Share—Investor Shares	$21.78

Admiral Shares—Net Assets
Applicable to 195,328,237 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,254,344
Net Asset Value Per Share—Admiral Shares	$21.78

Signal Shares—Net Assets
Applicable to 51,247,687 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,104,134
Net Asset Value Per Share—Signal Shares	$21.55

Institutional Shares—Net Assets
Applicable to 193,924,258 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,223,867
Net Asset Value Per Share—Institutional Shares	$21.78

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.3% and 2.4%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2011.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $8,984,000, representing 0.1% of net assets.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9 Includes $6,284,000 of collateral received for securities on loan.
10 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.
11 The total value of securities on loan is $5,870,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends[1]	128,982
Interest[2]	141,448
Security Lending	1,161
Total Income	271,591
Expenses
The Vanguard Group—Note B
Investment Advisory Services	821
Management and Administrative—Investor Shares	4,306
Management and Administrative—Admiral Shares	2,900
Management and Administrative—Signal Shares	542
Management and Administrative—Institutional Shares	1,713
Marketing and Distribution—Investor Shares	694
Marketing and Distribution—Admiral Shares	691
Marketing and Distribution—Signal Shares	227
Marketing and Distribution—Institutional Shares	963
Custodian Fees	269
Auditing Fees	39
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	43
Shareholders’ Reports—Signal Shares	26
Shareholders’ Reports—Institutional Shares	38
Trustees’ Fees and Expenses	12
Total Expenses	13,327
Net Investment Income	258,264
Realized Net Gain (Loss)
Investment Securities Sold	78,669
Futures Contracts	480
Realized Net Gain (Loss)	79,149
Change in Unrealized Appreciation (Depreciation)
Investment Securities	100,760
Futures Contracts	25
Change in Unrealized Appreciation (Depreciation)	100,785
Net Increase (Decrease) in Net Assets Resulting from Operations	438,198

1 Dividends are net of foreign withholding taxes of $109,000.
2 Interest income from an affiliated company of the fund was $474,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	258,264	232,841
Realized Net Gain (Loss)	79,149	217,885
Change in Unrealized Appreciation (Depreciation)	100,785	724,451
Net Increase (Decrease) in Net Assets Resulting from Operations	438,198	1,175,177
Distributions
Net Investment Income
Investor Shares	(46,654)	(76,859)
Admiral Shares	(96,064)	(61,136)
Signal Shares	(21,937)	(16,766)
Institutional Shares	(92,568)	(79,436)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(257,223)	(234,197)
Capital Share Transactions
Investor Shares	(422,906)	(1,456,078)
Admiral Shares	343,179	1,756,461
Signal Shares	466,507	(313,202)
Institutional Shares	716,971	271,640
Net Increase (Decrease) from Capital Share Transactions	1,103,751	258,821
Total Increase (Decrease)	1,284,726	1,199,801
Net Assets
Beginning of Period	10,218,632	9,018,831
End of Period[1]	11,503,358	10,218,632

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,651,000) and ($17,699,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.38	$19.35	$16.59	$22.01	$21.36
Investment Operations
Net Investment Income	.482	.477	.507	.615	.660
Net Realized and Unrealized Gain (Loss)
on Investments	.395	2.032	2.767	(5.432)	.650
Total from Investment Operations	.877	2.509	3.274	(4.817)	1.310
Distributions
Dividends from Net Investment Income	(.477)	(.479)	(.514)	(.603)	(.660)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.477)	(.479)	(.514)	(.603)	(.660)
Net Asset Value, End of Period	$21.78	$21.38	$19.35	$16.59	$22.01

Total Return[1]	4.14%	13.13%	20.05%	-22.21%	6.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,921	$2,306	$3,431	$2,731	$3,717
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.25%	0.20%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.38%	2.91%	3.11%	2.99%
Portfolio Turnover Rate	67%[2]	49%[2]	55%	50%	26%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 23% and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.38	$19.35	$16.60	$22.02	$21.36
Investment Operations
Net Investment Income	.514	.506	.527	.633	.690
Net Realized and Unrealized Gain (Loss)
on Investments	.395	2.032	2.757	(5.432)	.650
Total from Investment Operations	.909	2.538	3.284	(4.799)	1.340
Distributions
Dividends from Net Investment Income	(.509)	(.508)	(.534)	(.621)	(.680)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.509)	(.508)	(.534)	(.621)	(.680)
Net Asset Value, End of Period	$21.78	$21.38	$19.35	$16.60	$22.02

Total Return	4.29%	13.29%	20.11%	-22.12%	6.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,254	$3,840	$1,850	$1,536	$2,040
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.52%	3.02%	3.20%	3.08%
Portfolio Turnover Rate	67%[1]	49%[1]	55%	50%	26%
1 Includes 23% and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.15	$19.15	$16.42	$21.78	$21.13
Investment Operations
Net Investment Income	.510	.502	.521	.626	.671
Net Realized and Unrealized Gain (Loss)
on Investments	.394	2.002	2.737	(5.371)	.651
Total from Investment Operations	.904	2.504	3.258	(4.745)	1.322
Distributions
Dividends from Net Investment Income	(.504)	(.504)	(.528)	(.615)	(.672)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.504)	(.504)	(.528)	(.615)	(.672)
Net Asset Value, End of Period	$21.55	$21.15	$19.15	$16.42	$21.78

Total Return	4.31%	13.25%	20.17%	-22.12%	6.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,104	$627	$869	$860	$1,175
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.52%	3.02%	3.20%	3.08%
Portfolio Turnover Rate	67%[1]	49%[1]	55%	50%	26%
1 Includes 23% and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.38	$19.35	$16.60	$22.02	$21.36
Investment Operations
Net Investment Income	.519	.515	.536	.640	.697
Net Realized and Unrealized Gain (Loss)
on Investments	.394	2.032	2.758	(5.432)	.650
Total from Investment Operations	.913	2.547	3.294	(4.792)	1.347
Distributions
Dividends from Net Investment Income	(.513)	(.517)	(.544)	(.628)	(.687)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.513)	(.517)	(.544)	(.628)	(.687)
Net Asset Value, End of Period	$21.78	$21.38	$19.35	$16.60	$22.02

Total Return	4.31%	13.34%	20.18%	-22.10%	6.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,224	$3,446	$2,869	$2,299	$2,901
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.56%	3.08%	3.24%	3.11%
Portfolio Turnover Rate	67%[1]	49%[1]	55%	50%	26%
1 Includes 23% and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and

24

Balanced Index Fund

interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements.” The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management has concluded that treating the mortgage-dollar-roll arrangements entered into by the fund as purchases and sales continues to be appropriate.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

25

Balanced Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $1,855,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,909,311	—	15
U.S. Government and Agency Obligations	—	3,217,231	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	126,986	—
Corporate Bonds	—	941,900	—
Sovereign Bonds	—	202,855	—
Taxable Municipal Bonds	—	44,699	—
Temporary Cash Investments	297,095	2,800	—
Futures Contracts—Assets[1]	43	—	—
Futures Contracts—Liabilities[1]	(188)	—	—
Total	7,206,261	4,536,471	15
1 Represents variation margin on the last day of the reporting period.

26

Balanced Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2010	—	2
Sales	(12)	—
Net Realized Gain (Loss)	5	—
Transfers into Level 3	26	—
Transfers out of Level 3	(4)	—
Change in Unrealized Appreciation (Depreciation)	—	(2)
Balance as of December 31, 2011	15	—

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2012	60	18,789	381
E-mini Russell 2000 Index	March 2012	55	4,063	50
E-mini S&P MidCap Index	March 2012	45	3,948	50

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2011, the fund had $1,620,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $223,219,000 to offset future net capital gains through December 31, 2017.

At December 31, 2011, the cost of investment securities for tax purposes was $9,571,526,000. Net unrealized appreciation of investment securities for tax purposes was $2,171,366,000, consisting of unrealized gains of $2,663,089,000 on securities that had risen in value since their purchase and $491,723,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $2,347,294,000 of investment securities and sold $1,450,342,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,109,662,000 and $5,896,556,000, respectively.

27

Balanced Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	628,702	28,991	740,989	36,927
Issued in Lieu of Cash Distributions	45,709	2,112	74,823	3,720
Redeemed	(1,097,317)	(50,783)	(2,271,890)	(110,062)
Net Increase (Decrease)—Investor Shares	(422,906)	(19,680)	(1,456,078)	(69,415)
Admiral Shares
Issued	794,035	36,472	1,982,496	95,305
Issued in Lieu of Cash Distributions	89,249	4,125	55,499	2,717
Redeemed	(540,105)	(24,891)	(281,534)	(13,995)
Net Increase (Decrease)—Admiral Shares	343,179	15,706	1,756,461	84,027
Signal Shares
Issued	726,658	33,602	189,995	9,637
Issued in Lieu of Cash Distributions	21,101	987	16,128	807
Redeemed	(281,252)	(12,983)	(519,325)	(26,183)
Net Increase (Decrease)—Signal Shares	466,507	21,606	(313,202)	(15,739)
Institutional Shares
Issued	1,184,061	54,272	844,154	41,865
Issued in Lieu of Cash Distributions	91,801	4,247	78,888	3,896
Redeemed	(558,891)	(25,788)	(651,402)	(32,813)
Net Increase (Decrease)—Institutional Shares	716,971	32,731	271,640	12,948

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On February 10, 2012, the fund acquired all the net assets of Vanguard Asset Allocation Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 137,622,000 of the Balanced Index Fund’s capital shares for the 92,417,000 shares of Asset Allocation Fund outstanding on February 10, 2012. Each class of shares of the Asset Allocation Fund was exchanged for the like class of shares of Balanced Index Fund. Asset Allocation Fund’s net assets of $3,143,616,000 were combined with Balanced Index Fund’s net assets of $12,363,985,000, resulting in combined net assets of $15,507,601,000 on February 10, 2012.

28

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 16, 2012

Special 2011 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $121,229,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 45.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index FundInvestor Shares
Periods Ended December 31, 2011

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	4.14%	3.15%	4.87%
Returns After Taxes on Distributions	3.55	2.41	4.05
Returns After Taxes on Distributions and Sale of Fund Shares	2.89	2.33	3.78

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$993.11	$1.21
Admiral Shares	1,000.00	993.86	0.50
Signal Shares	1,000.00	994.52	0.50
Institutional Shares	1,000.00	993.90	0.40
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays Capital using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

33

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022012

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (60.1%)[1]
Consumer Discretionary (7.0%)
McDonald's Corp.	511,089	51,278
Walt Disney Co.	873,410	32,753
Home Depot Inc.	774,823	32,574
* Amazon.com Inc.	179,980	31,155
Comcast Corp. Class A	1,205,975	28,594
News Corp. Class A	1,123,387	20,041
* Ford Motor Co.	1,754,091	18,874
Time Warner Inc.	517,350	18,697
NIKE Inc. Class B	177,583	17,114
Starbucks Corp.	369,618	17,006
Target Corp.	317,703	16,273
Lowe's Cos. Inc.	624,587	15,852
* DIRECTV Class A	365,754	15,640
Yum! Brands Inc.	229,935	13,568
TJX Cos. Inc.	188,753	12,184
Viacom Inc. Class B	259,141	11,768
* priceline.com Inc.	24,657	11,532
Johnson Controls Inc.	336,784	10,528
Time Warner Cable Inc.	161,194	10,247
Coach Inc.	143,423	8,755
CBS Corp. Class B	310,668	8,432
* General Motors Co.	387,407	7,853
* Las Vegas Sands Corp.	181,114	7,739
Carnival Corp.	226,532	7,394
* Bed Bath & Beyond Inc.	123,784	7,176
Macy's Inc.	211,917	6,820
McGraw-Hill Cos. Inc.	149,146	6,707
Kohl's Corp.	132,215	6,525
Omnicom Group Inc.	138,397	6,170
VF Corp.	43,485	5,522
Ross Stores Inc.	116,032	5,515
* O'Reilly Automotive Inc.	67,419	5,390
* Chipotle Mexican Grill Inc. Class A	15,532	5,246
Limited Brands Inc.	125,704	5,072
* Dollar Tree Inc.	60,449	5,024
Staples Inc.	351,455	4,882
Genuine Parts Co.	77,714	4,756
Mattel Inc.	170,115	4,722
Starwood Hotels & Resorts Worldwide Inc.	96,938	4,650
* Liberty Interactive Corp. Class A	283,959	4,604
Harley-Davidson Inc.	117,207	4,556
Wynn Resorts Ltd.	40,255	4,448
Nordstrom Inc.	85,029	4,227
Ralph Lauren Corp. Class A	30,548	4,218
* Liberty Media Corp. - Liberty Capital Class A	53,819	4,201
Marriott International Inc. Class A	140,085	4,086
* AutoZone Inc.	12,375	4,022
Tiffany & Co.	60,044	3,979
Best Buy Co. Inc.	157,690	3,685
Comcast Corp.	150,986	3,557
Gap Inc.	191,211	3,547
* BorgWarner Inc.	54,433	3,470
* Dollar General Corp.	83,847	3,449
Family Dollar Stores Inc.	59,606	3,437
* CarMax Inc.	112,302	3,423
* Sirius XM Radio Inc.	1,864,469	3,393
* Apollo Group Inc. Class A	61,303	3,302
Virgin Media Inc.	148,328	3,171
Wyndham Worldwide Corp.	81,404	3,080
Darden Restaurants Inc.	66,725	3,041
DISH Network Corp. Class A	103,338	2,943

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Liberty Global Inc. Class A	71,311	2,926
PetSmart Inc.	56,104	2,878
* Discovery Communications Inc. Class A	70,059	2,870
JC Penney Co. Inc.	79,845	2,807
International Game Technology	148,309	2,551
Advance Auto Parts Inc.	36,585	2,547
H&R Block Inc.	152,502	2,490
Tractor Supply Co.	35,446	2,487
Autoliv Inc.	44,482	2,379
* Discovery Communications Inc.	62,937	2,373
Newell Rubbermaid Inc.	145,636	2,352
* Lululemon Athletica Inc.	49,912	2,329
* Liberty Global Inc.	58,874	2,327
Garmin Ltd.	58,278	2,320
Interpublic Group of Cos. Inc.	237,456	2,310
PVH Corp.	30,216	2,130
* Fossil Inc.	26,720	2,121
Gentex Corp.	71,582	2,118
Abercrombie & Fitch Co.	43,364	2,118
* LKQ Corp.	69,338	2,086
Lear Corp.	51,830	2,063
* Panera Bread Co. Class A	14,531	2,055
Signet Jewelers Ltd.	43,520	1,913
Hasbro Inc.	59,962	1,912
Scripps Networks Interactive Inc. Class A	44,182	1,874
Foot Locker Inc.	76,949	1,834
Polaris Industries Inc.	32,750	1,833
* Netflix Inc.	26,208	1,816
Whirlpool Corp.	38,124	1,809
Williams-Sonoma Inc.	46,933	1,807
* NVR Inc.	2,630	1,804
DR Horton Inc.	141,978	1,790
* MGM Resorts International	169,895	1,772
* Tempur-Pedic International Inc.	33,506	1,760
* Mohawk Industries Inc.	29,361	1,757
Dick's Sporting Goods Inc.	47,596	1,755
Royal Caribbean Cruises Ltd.	70,346	1,742
* Urban Outfitters Inc.	62,959	1,735
* Goodyear Tire & Rubber Co.	122,222	1,732
* TRW Automotive Holdings Corp.	52,795	1,721
* GameStop Corp. Class A	71,065	1,715
Tupperware Brands Corp.	30,056	1,682
Leggett & Platt Inc.	70,613	1,627
Gannett Co. Inc.	119,969	1,604
* Ulta Salon Cosmetics & Fragrance Inc.	24,438	1,587
* Toll Brothers Inc.	75,512	1,542
* GNC Holdings Inc.	51,095	1,479
Cablevision Systems Corp. Class A	103,901	1,478
* Deckers Outdoor Corp.	19,208	1,452
Expedia Inc.	49,457	1,435
* Big Lots Inc.	37,881	1,430
* Under Armour Inc. Class A	18,890	1,356
American Eagle Outfitters Inc.	88,115	1,347
Harman International Industries Inc.	34,796	1,324
Jarden Corp.	43,222	1,292
* Penn National Gaming Inc.	33,444	1,273
* Sally Beauty Holdings Inc.	59,933	1,266
Service Corp. International	118,760	1,265
DeVry Inc.	32,611	1,254
* TripAdvisor Inc.	49,457	1,247
* Charter Communications Inc. Class A	21,846	1,244
* Visteon Corp.	24,646	1,231
Lennar Corp. Class A	61,015	1,199
* Carter's Inc.	29,327	1,168

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Rent-A-Center Inc.	31,009	1,147
	Brinker International Inc.	41,000	1,097
*	PulteGroup Inc.	173,769	1,097
*	Warnaco Group Inc.	21,600	1,081
*	Hanesbrands Inc.	49,023	1,072
	John Wiley & Sons Inc. Class A	23,337	1,036
	Aaron's Inc.	37,728	1,007
*	AMC Networks Inc. Class A	26,650	1,002
*	Ascena Retail Group Inc.	33,688	1,001
	Guess? Inc.	32,595	972
	Sotheby's	33,924	968
	Chico's FAS Inc.	86,856	968
	Washington Post Co. Class B	2,504	944
	Weight Watchers International Inc.	16,704	919
*	Tenneco Inc.	30,377	905
	Six Flags Entertainment Corp.	21,818	900
*	Life Time Fitness Inc.	19,165	896
*	Dana Holding Corp.	73,395	892
	Wolverine World Wide Inc.	24,615	877
*	Bally Technologies Inc.	22,073	873
*	Lamar Advertising Co. Class A	31,240	859
	Wendy's Co.	157,310	843
	Cinemark Holdings Inc.	45,570	843
*	Domino's Pizza Inc.	24,800	842
*	Hyatt Hotels Corp. Class A	22,343	841
*	AutoNation Inc.	22,074	814
	Men's Wearhouse Inc.	25,031	811
*	Madison Square Garden Co. Class A	28,076	804
*	Cheesecake Factory Inc.	27,208	799
	Vail Resorts Inc.	18,285	775
	Brunswick Corp.	42,808	773
	Morningstar Inc.	12,872	765
	HSN Inc.	20,693	750
*	Genesco Inc.	12,145	750
*	Express Inc.	37,370	745
	Pool Corp.	24,617	741
*	Pier 1 Imports Inc.	53,184	741
*	Tesla Motors Inc.	25,939	741
	Dillard's Inc. Class A	16,395	736
*	Childrens Place Retail Stores Inc.	13,185	700
	Hillenbrand Inc.	31,106	694
*	Dunkin' Brands Group Inc.	27,400	684
*,^	Sears Holdings Corp.	21,534	684
*	JOS A Bank Clothiers Inc.	13,945	680
*	Steven Madden Ltd.	19,607	676
*	Coinstar Inc.	14,700	671
*	Crocs Inc.	44,570	658
*	ANN Inc.	26,121	647
*	Live Nation Entertainment Inc.	76,425	635
*	Hibbett Sports Inc.	14,003	633
	Group 1 Automotive Inc.	12,151	629
*	Buffalo Wild Wings Inc.	9,308	628
*	Aeropostale Inc.	40,525	618
	Thor Industries Inc.	22,121	607
	Meredith Corp.	18,511	604
*	Iconix Brand Group Inc.	36,661	597
	DSW Inc. Class A	13,391	592
	Strayer Education Inc.	6,075	590
	Cracker Barrel Old Country Store Inc.	11,709	590
*	ITT Educational Services Inc.	10,355	589
	Buckle Inc.	14,410	589
*	Cabela's Inc.	23,116	588
*	WMS Industries Inc.	28,414	583
*	DreamWorks Animation SKG Inc. Class A	35,035	581

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	BJ's Restaurants Inc.	12,664	574
	Monro Muffler Brake Inc.	14,780	573
	Choice Hotels International Inc.	15,000	571
*	Select Comfort Corp.	25,737	558
*	99 Cents Only Stores	25,329	556
*	Saks Inc.	56,873	555
*	Vitamin Shoppe Inc.	13,397	534
	Finish Line Inc. Class A	26,994	521
	Regal Entertainment Group Class A	43,450	519
	Bob Evans Farms Inc.	15,138	508
*,^	Education Management Corp.	18,050	505
	Regis Corp.	29,990	496
	Texas Roadhouse Inc. Class A	33,100	493
*	Jack in the Box Inc.	23,280	487
	RadioShack Corp.	49,437	480
*	New York Times Co. Class A	61,808	478
	Arbitron Inc.	13,864	477
	Jones Group Inc.	44,740	472
	Matthews International Corp. Class A	14,999	471
*	Valassis Communications Inc.	23,198	446
*	Orient-Express Hotels Ltd. Class A	59,600	445
*	Gaylord Entertainment Co.	18,241	440
	Penske Automotive Group Inc.	22,800	439
*	Liz Claiborne Inc.	49,629	428
*	Collective Brands Inc.	29,150	419
*	Papa John's International Inc.	10,900	411
	Ethan Allen Interiors Inc.	16,459	390
*	La-Z-Boy Inc.	32,681	389
*	Shuffle Master Inc.	32,913	386
	Cooper Tire & Rubber Co.	27,193	381
*	Helen of Troy Ltd.	12,400	381
*	Scientific Games Corp. Class A	39,244	381
	Sturm Ruger & Co. Inc.	11,376	381
*	Charming Shoppes Inc.	77,102	378
*	American Public Education Inc.	8,500	368
*	True Religion Apparel Inc.	10,581	366
	CEC Entertainment Inc.	10,594	365
	Scholastic Corp.	11,952	358
*	Pinnacle Entertainment Inc.	34,356	349
*	Shutterfly Inc.	15,108	344
	International Speedway Corp. Class A	13,555	344
*	Peet's Coffee & Tea Inc.	5,234	328
*	Office Depot Inc.	152,243	327
*	DineEquity Inc.	7,751	327
	PF Chang's China Bistro Inc.	10,400	321
	Ryland Group Inc.	20,249	319
*	Career Education Corp.	38,933	310
	MDC Holdings Inc.	17,250	304
*	Quiksilver Inc.	84,140	304
	National CineMedia Inc.	23,958	297
	Sinclair Broadcast Group Inc. Class A	25,500	289
*	Grand Canyon Education Inc.	18,100	289
*	Interval Leisure Group Inc.	21,201	289
*	iRobot Corp.	9,645	288
	Churchill Downs Inc.	5,457	285
	Cato Corp. Class A	11,698	283
	Fred's Inc. Class A	19,350	282
*	Meritage Homes Corp.	12,000	278
*,^	Blue Nile Inc.	6,807	278
	Oxford Industries Inc.	6,100	275
*	Lions Gate Entertainment Corp.	32,670	272
	Belo Corp. Class A	42,750	269
*	Ascent Capital Group Inc. Class A	5,200	264
	PEP Boys-Manny Moe & Jack	23,940	263

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Stewart Enterprises Inc. Class A	45,700	263
*	Zumiez Inc.	9,356	260
	Lennar Corp. Class B	16,664	260
*	American Axle & Manufacturing Holdings Inc.	26,236	260
	Sonic Automotive Inc. Class A	17,255	256
	Superior Industries International Inc.	15,349	254
*	K12 Inc.	14,100	253
*	Knology Inc.	17,807	253
*	Ruby Tuesday Inc.	36,633	253
*	Skechers U.S.A. Inc. Class A	20,700	251
	Columbia Sportswear Co.	5,384	251
*	Biglari Holdings Inc.	679	250
*	Steiner Leisure Ltd.	5,485	249
*	Capella Education Co.	6,820	246
*	Standard Pacific Corp.	76,741	244
	KB Home	36,218	243
*	Marriott Vacations Worldwide Corp.	14,178	243
	Stage Stores Inc.	17,343	241
*	Asbury Automotive Group Inc.	11,100	239
*	Vera Bradley Inc.	7,364	238
*	Krispy Kreme Doughnuts Inc.	36,085	236
	Ameristar Casinos Inc.	13,640	236
	American Greetings Corp. Class A	18,644	233
*	Barnes & Noble Inc.	15,893	230
*	Sonic Corp.	33,991	229
*	Drew Industries Inc.	9,282	228
*	Boyd Gaming Corp.	27,756	207
*	Modine Manufacturing Co.	21,838	207
	Standard Motor Products Inc.	10,290	206
*	Amerigon Inc.	14,324	204
*	Dorman Products Inc.	5,354	198
*	America's Car-Mart Inc.	5,000	196
*	Wet Seal Inc. Class A	58,975	192
*	Maidenform Brands Inc.	10,100	185
	Lithia Motors Inc. Class A	8,300	181
	HOT Topic Inc.	26,969	178
	Harte-Hanks Inc.	19,399	176
*	Red Robin Gourmet Burgers Inc.	6,300	175
	Jakks Pacific Inc.	12,361	174
*	Conn's Inc.	15,494	172
*,^	Bridgepoint Education Inc.	7,469	172
*	Clear Channel Outdoor Holdings Inc. Class A	13,594	171
*	OfficeMax Inc.	37,557	171
	Callaway Golf Co.	30,604	169
	Movado Group Inc.	9,176	167
	Brown Shoe Co. Inc.	18,675	166
	Nutrisystem Inc.	12,590	163
*	Federal-Mogul Corp.	10,238	151
	Marcus Corp.	11,900	150
	Blyth Inc.	2,639	150
*	Systemax Inc.	9,100	149
*	Lumber Liquidators Holdings Inc.	8,400	148
*	hhgregg Inc.	10,200	147
*	G-III Apparel Group Ltd.	5,900	147
*	Universal Technical Institute Inc.	11,278	144
	Destination Maternity Corp.	8,515	142
*	Universal Electronics Inc.	8,389	142
*	Digital Generation Inc.	11,767	140
*	West Marine Inc.	11,762	137
*	Cavco Industries Inc.	3,310	133
*	Exide Technologies	49,886	131
	Big 5 Sporting Goods Corp.	12,400	129
*	Saga Communications Inc. Class A	3,450	129
*	Arctic Cat Inc.	5,600	126

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Carrols Restaurant Group Inc.	10,844	125
*	Denny's Corp.	33,112	125
*	Smith & Wesson Holding Corp.	27,060	118
*	Bravo Brio Restaurant Group Inc.	6,856	118
*	Rue21 Inc.	5,374	116
	Weyco Group Inc.	4,600	113
*,^	Eastman Kodak Co.	172,071	112
*	Leapfrog Enterprises Inc.	19,980	112
*	AFC Enterprises Inc.	7,585	112
	Core-Mark Holding Co. Inc.	2,800	111
*	Stein Mart Inc.	16,189	110
*	Shoe Carnival Inc.	4,150	107
	World Wrestling Entertainment Inc. Class A	11,400	106
*	Rentrak Corp.	7,000	100
	Speedway Motorsports Inc.	6,285	96
*	Caribou Coffee Co. Inc.	6,864	96
	PetMed Express Inc.	9,100	94
	Collectors Universe	6,450	94
*	Libbey Inc.	7,200	92
*	Winnebago Industries Inc.	12,342	91
*	EW Scripps Co. Class A	11,219	90
*	Fuel Systems Solutions Inc.	5,442	90
*	Entercom Communications Corp. Class A	14,494	89
*	Stoneridge Inc.	10,500	89
	Haverty Furniture Cos. Inc.	7,948	87
*	Perry Ellis International Inc.	6,107	87
*	Corinthian Colleges Inc.	39,791	86
*	Kirkland's Inc.	6,400	85
*	Fisher Communications Inc.	2,860	82
	Cherokee Inc.	7,038	82
*	Midas Inc.	9,448	81
*,^	Zagg Inc.	11,085	78
	Bebe Stores Inc.	9,350	78
*	Steinway Musical Instruments Inc.	3,100	78
*	Journal Communications Inc. Class A	17,539	77
*	Unifi Inc.	10,023	76
*	Body Central Corp.	3,000	75
*	Orbitz Worldwide Inc.	19,600	74
	Mac-Gray Corp.	5,300	73
*	Citi Trends Inc.	8,300	73
*	Casual Male Retail Group Inc.	20,575	70
*	Pacific Sunwear of California Inc.	41,048	70
*	Cost Plus Inc.	7,100	69
*	Geeknet Inc.	4,040	69
	Lincoln Educational Services Corp.	8,644	68
*	McClatchy Co. Class A	28,497	68
*	VOXX International Corp. Class A	7,998	68
*	Multimedia Games Holding Co. Inc.	8,500	68
	Spartan Motors Inc.	13,989	67
*	Daily Journal Corp.	1,028	67
*	Famous Dave's Of America Inc.	6,350	66
*	Nexstar Broadcasting Group Inc. Class A	8,317	65
	Lifetime Brands Inc.	5,300	64
*	Cambium Learning Group Inc.	20,543	62
*	Talbots Inc.	22,378	60
*	Benihana Inc. Class A	5,790	59
*	Isle of Capri Casinos Inc.	12,597	59
*	Morton's Restaurant Group Inc.	8,400	58
*	Zale Corp.	14,898	57
*	Beazer Homes USA Inc.	22,822	57
*	Hovnanian Enterprises Inc. Class A	38,676	56
	Christopher & Banks Corp.	22,302	52
*	Overstock.com Inc.	6,562	51
*	Cumulus Media Inc. Class A	15,330	51

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Carriage Services Inc. Class A	8,900	50
* Morgans Hotel Group Co.	8,300	49
* M/I Homes Inc.	5,000	48
* 1-800-Flowers.com Inc. Class A	21,537	47
* Kenneth Cole Productions Inc. Class A	4,462	47
Ambassadors Group Inc.	10,100	46
* Premier Exhibitions Inc.	18,400	45
* Reading International Inc. Class A	10,600	45
* Tuesday Morning Corp.	12,473	43
* K-Swiss Inc. Class A	14,600	43
* Learning Tree International Inc.	5,981	42
* LIN TV Corp. Class A	9,878	42
* Coldwater Creek Inc.	35,018	41
* Monarch Casino & Resort Inc.	4,000	41
Bassett Furniture Industries Inc.	5,430	41
CSS Industries Inc.	2,010	40
* Gaiam Inc. Class A	12,241	40
* O'Charleys Inc.	7,039	39
* Furniture Brands International Inc.	31,273	38
* MarineMax Inc.	5,700	37
Strattec Security Corp.	1,725	34
* Luby's Inc.	7,600	34
* School Specialty Inc.	13,699	34
* Build-A-Bear Workshop Inc.	3,900	33
* Ruth's Hospitality Group Inc.	6,635	33
AH Belo Corp. Class A	6,710	32
* Media General Inc. Class A	7,157	29
Entravision Communications Corp. Class A	18,529	29
* MTR Gaming Group Inc.	15,037	28
Martha Stewart Living Omnimedia Class A	6,130	27
* Marine Products Corp.	5,136	26
* New York & Co. Inc.	9,500	25
Superior Uniform Group Inc.	2,008	25
* Cache Inc.	3,950	24
* Great Wolf Resorts Inc.	8,318	24
* Bluegreen Corp.	8,500	24
* Culp Inc.	2,700	23
* Delta Apparel Inc.	1,200	23
* Valuevision Media Inc. Class A	11,940	22
* Stanley Furniture Co. Inc.	7,404	22
Flexsteel Industries Inc.	1,601	22
* Sealy Corp.	12,647	22
Koss Corp.	4,202	21
* dELiA*s Inc.	20,058	20
* American Apparel Inc.	26,992	19
* Nautilus Inc.	10,993	19
National American University Holdings Inc.	2,500	19
Hooker Furniture Corp.	1,600	18
* Gray Television Inc.	11,200	18
* Trans World Entertainment Corp.	7,150	18
* Carmike Cinemas Inc.	2,600	18
* Kid Brands Inc.	5,538	18
* Motorcar Parts of America Inc.	2,200	17
* Radio One Inc.	16,291	16
* Rocky Brands Inc.	1,800	16
* Lee Enterprises Inc.	22,798	16
* LodgeNet Interactive Corp.	6,600	16
Books-A-Million Inc.	6,500	16
* Town Sports International Holdings Inc.	2,100	15
* Emerson Radio Corp.	9,600	15
Skyline Corp.	3,500	15
* UQM Technologies Inc.	10,950	15
* Harris Interactive Inc.	27,000	15
* Cosi Inc.	21,135	15

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	TravelCenters of America LLC	3,323	14
	Dover Downs Gaming & Entertainment Inc.	6,583	14
*	Century Casinos Inc.	5,100	13
*	Radio One Inc. Class A	14,000	13
*	Navarre Corp.	8,214	13
*	Jamba Inc.	9,307	12
*	Dex One Corp.	6,700	11
*	SuperMedia Inc.	3,986	11
*	Heelys Inc.	5,550	10
*	Salem Communications Corp. Class A	3,960	10
*	Vitacost.com Inc.	1,600	10
*	Lakes Entertainment Inc.	4,613	9
	Escalade Inc.	1,886	8
	Outdoor Channel Holdings Inc.	1,100	8
*	Shiloh Industries Inc.	900	8
	Bon-Ton Stores Inc.	2,200	7
	News Corp. Class B	400	7
*	Orchard Supply Hardware Stores Corp. Class A	972	7
*	Empire Resorts Inc.	4,232	7
	CPI Corp.	3,600	7
*	Hollywood Media Corp.	5,004	6
*	Dover Motorsports Inc.	5,900	6
	Frisch's Restaurants Inc.	200	4
*	Red Lion Hotels Corp.	500	3
*	ReachLocal Inc.	500	3
*	Dixie Group Inc.	1,011	3
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	3,165	2
*	Joe's Jeans Inc.	4,000	2
*	SPAR Group Inc.	300	—
*	Orchard Supply Hardware Stores Corp. Pfd.	972	—
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 3/2/2012	591	—
			805,864
Consumer Staples (6.1%)
	Procter & Gamble Co.	1,360,847	90,782
	Coca-Cola Co.	1,023,335	71,603
	Philip Morris International Inc.	869,841	68,265
	Wal-Mart Stores Inc.	938,772	56,101
	PepsiCo Inc.	783,844	52,008
	Kraft Foods Inc.	831,157	31,052
	Altria Group Inc.	1,025,922	30,419
	CVS Caremark Corp.	666,195	27,167
	Colgate-Palmolive Co.	240,962	22,262
	Costco Wholesale Corp.	216,907	18,073
	Walgreen Co.	448,613	14,831
	Kimberly-Clark Corp.	194,182	14,284
	General Mills Inc.	320,179	12,938
	Archer-Daniels-Midland Co.	335,059	9,583
	Sysco Corp.	293,840	8,618
	HJ Heinz Co.	159,235	8,605
	Lorillard Inc.	68,680	7,830
	Reynolds American Inc.	173,511	7,187
	Mead Johnson Nutrition Co.	101,163	6,953
	Kroger Co.	284,575	6,892
	Estee Lauder Cos. Inc. Class A	59,042	6,632
	Kellogg Co.	125,535	6,348
	ConAgra Foods Inc.	205,322	5,420
	Sara Lee Corp.	277,161	5,244
	Whole Foods Market Inc.	74,690	5,197
	Hershey Co.	82,681	5,108
	JM Smucker Co.	56,714	4,433
	Clorox Co.	65,218	4,341
	Dr Pepper Snapple Group Inc.	107,653	4,250
	Bunge Ltd.	73,091	4,181

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Coca-Cola Enterprises Inc.	158,323	4,082
Avon Products Inc.	213,685	3,733
Safeway Inc.	173,726	3,655
Beam Inc.	69,105	3,540
Molson Coors Brewing Co. Class B	81,151	3,533
* Hansen Natural Corp.	37,439	3,450
Brown-Forman Corp. Class B	41,653	3,353
Church & Dwight Co. Inc.	71,473	3,271
Campbell Soup Co.	95,709	3,181
Tyson Foods Inc. Class A	151,677	3,131
Herbalife Ltd.	58,727	3,034
McCormick & Co. Inc.	59,603	3,005
* Green Mountain Coffee Roasters Inc.	64,724	2,903
* Energizer Holdings Inc.	34,202	2,650
* Ralcorp Holdings Inc.	27,550	2,356
Hormel Foods Corp.	73,405	2,150
Corn Products International Inc.	38,174	2,008
* Constellation Brands Inc. Class A	94,958	1,963
* Smithfield Foods Inc.	73,822	1,792
Nu Skin Enterprises Inc. Class A	27,941	1,357
* TreeHouse Foods Inc.	18,119	1,185
Flowers Foods Inc.	58,276	1,106
* Dean Foods Co.	92,708	1,038
Casey's General Stores Inc.	18,964	977
Ruddick Corp.	22,194	946
* United Natural Foods Inc.	23,085	924
SUPERVALU Inc.	107,632	874
* Darling International Inc.	59,080	785
Lancaster Colony Corp.	9,759	677
* Hain Celestial Group Inc.	17,835	654
PriceSmart Inc.	9,185	639
B&G Foods Inc. Class A	24,600	592
* Fresh Market Inc.	14,806	591
Universal Corp.	11,953	549
Fresh Del Monte Produce Inc.	21,176	530
Sanderson Farms Inc.	10,119	507
* Boston Beer Co. Inc. Class A	4,600	499
* Elizabeth Arden Inc.	12,138	450
J&J Snack Foods Corp.	7,800	416
Vector Group Ltd.	22,493	399
Andersons Inc.	9,000	393
* Rite Aid Corp.	310,619	391
Snyders-Lance Inc.	16,900	380
* Winn-Dixie Stores Inc.	39,866	374
* Heckmann Corp.	54,400	362
Diamond Foods Inc.	10,726	346
Cal-Maine Foods Inc.	7,400	271
WD-40 Co.	6,412	259
* Spectrum Brands Holdings Inc.	9,200	252
Tootsie Roll Industries Inc.	10,628	252
* Prestige Brands Holdings Inc.	18,646	210
* Central Garden and Pet Co. Class A	24,350	203
* Chiquita Brands International Inc.	23,736	198
Nash Finch Co.	6,656	195
* Smart Balance Inc.	34,100	183
Spartan Stores Inc.	9,800	181
* Central European Distribution Corp.	41,250	180
Weis Markets Inc.	4,452	178
* Revlon Inc. Class A	9,606	143
* Alliance One International Inc.	48,788	133
* USANA Health Sciences Inc.	4,350	132
* Dole Food Co. Inc.	14,750	128
* Medifast Inc.	8,600	118
National Beverage Corp.	7,079	114

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	Calavo Growers Inc.	4,287	110
*	Pantry Inc.	8,400	101
	Coca-Cola Bottling Co. Consolidated	1,700	100
*	Pilgrim's Pride Corp.	17,253	99
*	Central Garden and Pet Co.	12,175	99
	Inter Parfums Inc.	6,225	97
*	Nutraceutical International Corp.	7,780	88
*	Susser Holdings Corp.	3,592	81
	Ingles Markets Inc. Class A	5,000	75
*,^	Star Scientific Inc.	32,741	71
	Village Super Market Inc. Class A	2,426	69
*	Omega Protein Corp.	9,600	68
*	Lifeway Foods Inc.	7,015	68
	Griffin Land & Nurseries Inc.	2,257	60
	MGP Ingredients Inc.	11,318	57
	Oil-Dri Corp. of America	2,635	53
*	Parlux Fragrances Inc.	9,354	48
	Alico Inc.	2,167	42
	Limoneira Co.	2,400	41
*	Seneca Foods Corp. Class A	1,400	36
*	Nature's Sunshine Products Inc.	2,145	33
*	John B Sanfilippo & Son Inc.	4,200	32
*	Schiff Nutrition International Inc.	2,700	29
	Farmer Bros Co.	2,598	20
	Imperial Sugar Co.	5,300	19
	Female Health Co.	2,700	12
*	Primo Water Corp.	3,900	12
	Orchids Paper Products Co.	624	11
*	Physicians Formula Holdings Inc.	1,300	4
*	Mannatech Inc.	6,650	3
*	Jones Soda Co.	6,300	2
*	Crystal Rock Holdings Inc.	800	1
			696,309
Energy (6.9%)
	Exxon Mobil Corp.	2,407,721	204,078
	Chevron Corp.	991,928	105,541
	ConocoPhillips	645,930	47,069
	Schlumberger Ltd.	668,202	45,645
	Occidental Petroleum Corp.	402,606	37,724
	Anadarko Petroleum Corp.	246,541	18,818
	Apache Corp.	190,283	17,236
	Halliburton Co.	455,773	15,729
	National Oilwell Varco Inc.	209,999	14,278
	EOG Resources Inc.	133,051	13,107
	Devon Energy Corp.	196,042	12,155
	Baker Hughes Inc.	216,187	10,515
	Marathon Oil Corp.	353,958	10,360
	El Paso Corp.	381,845	10,146
	Spectra Energy Corp.	322,339	9,912
	Williams Cos. Inc.	291,966	9,641
	Hess Corp.	151,730	8,618
	Noble Energy Inc.	87,644	8,273
	Chesapeake Energy Corp.	327,840	7,308
*	FMC Technologies Inc.	118,954	6,213
*	Cameron International Corp.	121,429	5,973
	Valero Energy Corp.	283,340	5,964
	Marathon Petroleum Corp.	176,559	5,878
*	Southwestern Energy Co.	172,305	5,503
*	Weatherford International Ltd.	375,763	5,501
	Murphy Oil Corp.	91,120	5,079
	Range Resources Corp.	79,797	4,943
	Pioneer Natural Resources Co.	52,110	4,663
*	Concho Resources Inc.	48,894	4,584
	Peabody Energy Corp.	134,204	4,444

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Consol Energy Inc.	112,427	4,126
Cabot Oil & Gas Corp.	51,848	3,935
Noble Corp.	129,603	3,917
EQT Corp.	70,432	3,859
* Kinder Morgan Management LLC	43,371	3,406
Helmerich & Payne Inc.	53,249	3,108
* Denbury Resources Inc.	200,006	3,020
* Whiting Petroleum Corp.	58,534	2,733
Core Laboratories NV	23,186	2,642
Cimarex Energy Co.	42,605	2,637
* Plains Exploration & Production Co.	70,411	2,586
QEP Resources Inc.	88,080	2,581
* Newfield Exploration Co.	66,953	2,526
Oceaneering International Inc.	53,988	2,490
Southern Union Co.	59,098	2,489
* Nabors Industries Ltd.	143,424	2,487
Sunoco Inc.	60,367	2,476
HollyFrontier Corp.	104,148	2,437
SM Energy Co.	31,769	2,322
* Alpha Natural Resources Inc.	112,838	2,305
* Ultra Petroleum Corp.	76,271	2,260
* Dresser-Rand Group Inc.	39,270	1,960
* Oil States International Inc.	25,631	1,957
* Rowan Cos. Inc.	63,656	1,931
Diamond Offshore Drilling Inc.	34,628	1,914
Energen Corp.	35,855	1,793
^ Kinder Morgan Inc.	55,083	1,772
* Tesoro Corp.	71,878	1,679
Patterson-UTI Energy Inc.	77,950	1,557
Arch Coal Inc.	106,340	1,543
* SandRidge Energy Inc.	185,341	1,512
* Continental Resources Inc.	22,573	1,506
World Fuel Services Corp.	35,529	1,492
* McDermott International Inc.	118,282	1,361
Tidewater Inc.	25,850	1,274
CARBO Ceramics Inc.	9,854	1,215
* Kodiak Oil & Gas Corp.	126,214	1,199
* Atwood Oceanics Inc.	29,403	1,170
* Rosetta Resources Inc.	26,462	1,151
* Superior Energy Services Inc.	40,242	1,144
* Energy XXI Bermuda Ltd.	34,224	1,091
* Complete Production Services Inc.	31,646	1,062
* Dril-Quip Inc.	16,108	1,060
Lufkin Industries Inc.	15,131	1,018
* Key Energy Services Inc.	64,522	998
Berry Petroleum Co. Class A	23,400	983
* Unit Corp.	20,358	945
* SEACOR Holdings Inc.	10,312	917
* Cobalt International Energy Inc.	58,355	906
Bristow Group Inc.	18,416	873
* CVR Energy Inc.	43,793	820
* Bill Barrett Corp.	23,977	817
* Helix Energy Solutions Group Inc.	51,173	809
* Forest Oil Corp.	56,899	771
* Oasis Petroleum Inc.	25,622	745
* McMoRan Exploration Co.	47,769	695
* Gulfport Energy Corp.	23,322	687
* Northern Oil and Gas Inc.	28,472	683
EXCO Resources Inc.	64,823	677
* Swift Energy Co.	21,562	641
* Gran Tierra Energy Inc.	131,370	631
* Cloud Peak Energy Inc.	31,253	604
* Stone Energy Corp.	22,105	583
* Enbridge Energy Management LLC	16,365	569

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Cheniere Energy Inc.	59,595	518
*	Gulfmark Offshore Inc.	12,200	513
*	Hornbeck Offshore Services Inc.	16,279	505
*	Carrizo Oil & Gas Inc.	19,080	503
*	SemGroup Corp. Class A	19,200	500
*	Parker Drilling Co.	62,995	452
*	Newpark Resources Inc.	46,421	441
	RPC Inc.	23,237	424
*	Petroleum Development Corp.	11,708	411
*	Patriot Coal Corp.	46,712	396
	Targa Resources Corp.	9,584	390
*	Western Refining Inc.	27,124	360
*	ION Geophysical Corp.	57,996	356
*	Contango Oil & Gas Co.	6,102	355
*	Comstock Resources Inc.	22,610	346
	W&T Offshore Inc.	15,313	325
*	Tetra Technologies Inc.	34,750	325
*	Quicksilver Resources Inc.	47,628	320
*	Magnum Hunter Resources Corp.	58,754	317
*	Rex Energy Corp.	21,036	311
*	Approach Resources Inc.	10,540	310
*,^	Clean Energy Fuels Corp.	24,292	303
*	Hercules Offshore Inc.	66,567	296
*	Pioneer Drilling Co.	27,908	270
*	Exterran Holdings Inc.	29,097	265
*	Goodrich Petroleum Corp.	18,461	253
	Crosstex Energy Inc.	19,708	249
*	Lone Pine Resources Inc.	33,441	234
*,^	Hyperdynamics Corp.	95,663	234
*	Basic Energy Services Inc.	11,620	229
	Gulf Island Fabrication Inc.	7,714	225
*	Clayton Williams Energy Inc.	2,888	219
*	Energy Partners Ltd.	13,783	201
*	TransAtlantic Petroleum Ltd.	145,100	190
*	Resolute Energy Corp.	17,576	190
*	BPZ Resources Inc.	65,993	187
*,^	ATP Oil & Gas Corp.	25,166	185
*	Abraxas Petroleum Corp.	55,518	183
*	GeoResources Inc.	6,100	179
*	Harvest Natural Resources Inc.	22,800	168
*	OYO Geospace Corp.	2,132	165
*	Tesco Corp.	12,862	163
*	Houston American Energy Corp.	13,035	159
*	FX Energy Inc.	33,000	158
*	PHI Inc.	6,324	157
*	Rentech Inc.	119,057	156
*	Petroquest Energy Inc.	23,400	154
^	Overseas Shipholding Group Inc.	13,388	146
*	James River Coal Co.	19,958	138
*	Vaalco Energy Inc.	22,800	138
*	Cal Dive International Inc.	57,655	130
*	Venoco Inc.	19,066	129
*	RAM Energy Resources Inc.	40,381	126
*	Warren Resources Inc.	36,220	118
*	Matrix Service Co.	12,500	118
*	Endeavour International Corp.	12,814	111
	Penn Virginia Corp.	20,950	111
*,^	Uranerz Energy Corp.	53,236	97
*	REX American Resources Corp.	4,300	95
*	Dawson Geophysical Co.	2,000	79
*	Willbros Group Inc.	21,275	78
*	Callon Petroleum Co.	15,461	77
*	Natural Gas Services Group Inc.	5,300	77
*	Amyris Inc.	6,560	76

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	USEC Inc.	59,950	68
*,^	Uranium Resources Inc.	90,437	66
*	Syntroleum Corp.	67,857	65
*	Uranium Energy Corp.	20,379	62
	Panhandle Oil and Gas Inc. Class A	1,900	62
*	Mitcham Industries Inc.	2,800	61
*	Vantage Drilling Co.	51,170	59
*	Toreador Resources Corp.	11,152	57
*	CAMAC Energy Inc.	56,010	57
*	Triangle Petroleum Corp.	8,717	52
*	CREDO Petroleum Corp.	5,050	52
*	Global Geophysical Services Inc.	6,700	45
*	Double Eagle Petroleum Co.	6,523	45
*	Green Plains Renewable Energy Inc.	4,419	43
*	Gastar Exploration Ltd.	12,406	39
	Delek US Holdings Inc.	3,401	39
*	ENGlobal Corp.	12,800	27
*	HKN Inc.	12,318	26
*	Solazyme Inc.	2,100	25
*	Union Drilling Inc.	4,000	25
	Alon USA Energy Inc.	2,797	24
*	RigNet Inc.	1,400	23
*	Isramco Inc.	245	22
*	Gasco Energy Inc.	71,046	16
*	GMX Resources Inc.	10,200	13
*	Westmoreland Coal Co.	1,000	13
*	Miller Energy Resources Inc.	3,700	10
	Bolt Technology Corp.	900	10
*	TGC Industries Inc.	1,338	10
*	Oilsands Quest Inc.	127,488	6
*	GeoGlobal Resources Inc.	21,100	5
*	Verenium Corp.	1,938	4
*	Crimson Exploration Inc.	1,300	4
*	Barnwell Industries Inc.	1,000	3
*	Tri-Valley Corp.	13,900	2
*	Geokinetics Inc.	600	1
*	PostRock Energy Corp.	351	1
			790,691
Financials (8.8%)
	Wells Fargo & Co.	2,483,853	68,455
	JPMorgan Chase & Co.	1,930,842	64,201
	Citigroup Inc.	1,445,202	38,023
	Bank of America Corp.	5,020,208	27,912
	US Bancorp	951,678	25,743
	American Express Co.	532,385	25,113
*	Berkshire Hathaway Inc. Class B	315,759	24,092
	Goldman Sachs Group Inc.	237,979	21,520
	Simon Property Group Inc.	145,432	18,752
	MetLife Inc.	523,919	16,336
	PNC Financial Services Group Inc.	260,865	15,044
	Travelers Cos. Inc.	207,356	12,269
	Bank of New York Mellon Corp.	610,680	12,159
	Prudential Financial Inc.	239,829	12,020
	American Tower Corp.	196,203	11,774
	ACE Ltd.	167,366	11,736
	Morgan Stanley	716,522	10,841
*	Berkshire Hathaway Inc. Class A	89	10,213
	State Street Corp.	249,675	10,064
	Aflac Inc.	231,457	10,013
	Chubb Corp.	141,698	9,808
	Public Storage	71,934	9,672
	Capital One Financial Corp.	227,621	9,626
	BB&T Corp.	345,735	8,702

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Marsh & McLennan Cos. Inc.	268,648	8,495
Equity Residential	147,079	8,388
HCP Inc.	201,978	8,368
BlackRock Inc.	46,822	8,346
CME Group Inc.	31,520	7,680
Annaly Capital Management Inc.	480,670	7,671
Ventas Inc.	135,740	7,483
Franklin Resources Inc.	76,419	7,341
T Rowe Price Group Inc.	127,278	7,248
Boston Properties Inc.	72,751	7,246
Allstate Corp.	256,483	7,030
Aon Corp.	146,014	6,833
Discover Financial Services	270,992	6,504
ProLogis Inc.	227,278	6,498
Vornado Realty Trust	82,456	6,338
AvalonBay Communities Inc.	46,592	6,085
Loews Corp.	160,073	6,027
Charles Schwab Corp.	533,536	6,008
Progressive Corp.	300,446	5,862
Ameriprise Financial Inc.	116,987	5,807
Fifth Third Bancorp	455,557	5,795
American International Group Inc.	235,023	5,453
Host Hotels & Resorts Inc.	349,952	5,169
Health Care REIT Inc.	94,017	5,127
Weyerhaeuser Co.	267,086	4,986
SunTrust Banks Inc.	266,163	4,711
Invesco Ltd.	223,785	4,496
* IntercontinentalExchange Inc.	36,365	4,384
M&T Bank Corp.	56,009	4,276
Northern Trust Corp.	107,573	4,266
Principal Financial Group Inc.	155,510	3,826
KeyCorp	473,021	3,638
Moody's Corp.	102,196	3,442
SLM Corp.	255,225	3,420
Hartford Financial Services Group Inc.	210,051	3,413
NYSE Euronext	130,132	3,396
Macerich Co.	65,660	3,322
* CIT Group Inc.	94,861	3,308
Digital Realty Trust Inc.	49,374	3,292
Kimco Realty Corp.	202,511	3,289
General Growth Properties Inc.	216,433	3,251
Willis Group Holdings plc	81,937	3,179
Unum Group	150,612	3,173
American Capital Agency Corp.	109,781	3,083
Lincoln National Corp.	153,038	2,972
Plum Creek Timber Co. Inc.	80,540	2,945
XL Group plc Class A	148,059	2,927
Federal Realty Investment Trust	31,241	2,835
SL Green Realty Corp.	42,515	2,833
UDR Inc.	108,956	2,735
Rayonier Inc.	60,778	2,713
New York Community Bancorp Inc.	217,949	2,696
Regions Financial Corp.	626,800	2,695
Comerica Inc.	99,988	2,580
* Affiliated Managers Group Inc.	25,926	2,488
* Arch Capital Group Ltd.	66,311	2,469
People's United Financial Inc.	188,124	2,417
Essex Property Trust Inc.	16,896	2,374
Huntington Bancshares Inc.	431,775	2,370
Cincinnati Financial Corp.	77,470	2,360
Leucadia National Corp.	103,685	2,358
Realty Income Corp.	66,644	2,330
Everest Re Group Ltd.	27,116	2,280
Torchmark Corp.	52,344	2,271

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* CBRE Group Inc. Class A	145,762	2,219
Camden Property Trust	35,427	2,205
Alexandria Real Estate Equities Inc.	30,867	2,129
PartnerRe Ltd.	32,146	2,064
WR Berkley Corp.	59,686	2,053
* MSCI Inc. Class A	60,314	1,986
Axis Capital Holdings Ltd.	61,000	1,950
Reinsurance Group of America Inc. Class A	37,028	1,935
Assurant Inc.	46,834	1,923
RenaissanceRe Holdings Ltd.	25,800	1,919
* Markel Corp.	4,588	1,903
BRE Properties Inc.	37,185	1,877
Arthur J Gallagher & Co.	56,002	1,873
Senior Housing Properties Trust	81,025	1,818
Liberty Property Trust	57,940	1,789
Taubman Centers Inc.	28,785	1,788
TD Ameritrade Holding Corp.	112,934	1,767
Transatlantic Holdings Inc.	31,370	1,717
Regency Centers Corp.	44,929	1,690
Fidelity National Financial Inc. Class A	106,017	1,689
Legg Mason Inc.	69,931	1,682
Raymond James Financial Inc.	53,483	1,656
* Genworth Financial Inc. Class A	245,745	1,610
Ares Capital Corp.	102,574	1,585
White Mountains Insurance Group Ltd.	3,430	1,555
Duke Realty Corp.	126,675	1,526
* NASDAQ OMX Group Inc.	62,201	1,525
Zions Bancorporation	92,232	1,502
First Niagara Financial Group Inc.	173,846	1,500
HCC Insurance Holdings Inc.	54,554	1,500
Commerce Bancshares Inc.	39,027	1,488
East West Bancorp Inc.	74,858	1,478
Hudson City Bancorp Inc.	236,396	1,477
Piedmont Office Realty Trust Inc. Class A	86,583	1,475
Cullen/Frost Bankers Inc.	27,780	1,470
American Campus Communities Inc.	34,648	1,454
Hospitality Properties Trust	61,546	1,414
Eaton Vance Corp.	59,027	1,395
American Financial Group Inc.	37,756	1,393
BioMed Realty Trust Inc.	76,821	1,389
Apartment Investment & Management Co.	60,556	1,387
Brown & Brown Inc.	61,250	1,386
* Signature Bank	22,960	1,377
Home Properties Inc.	23,786	1,369
National Retail Properties Inc.	51,479	1,358
DDR Corp.	111,236	1,354
Jones Lang LaSalle Inc.	21,736	1,332
Hancock Holding Co.	40,490	1,294
Equity Lifestyle Properties Inc.	19,258	1,284
Chimera Investment Corp.	511,673	1,284
SEI Investments Co.	73,149	1,269
Weingarten Realty Investors	57,789	1,261
Tanger Factory Outlet Centers	42,774	1,254
MFA Financial Inc.	177,818	1,195
CBOE Holdings Inc.	45,716	1,182
Mid-America Apartment Communities Inc.	18,799	1,176
* American Capital Ltd.	173,212	1,166
Mack-Cali Realty Corp.	43,436	1,159
ProAssurance Corp.	14,441	1,153
Erie Indemnity Co. Class A	14,697	1,149
Old Republic International Corp.	123,654	1,146
Allied World Assurance Co. Holdings AG	18,183	1,144
* E*Trade Financial Corp.	141,926	1,130
Kilroy Realty Corp.	29,539	1,125

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Post Properties Inc.	25,612	1,120
Delphi Financial Group Inc.	25,053	1,110
CBL & Associates Properties Inc.	70,660	1,109
Assured Guaranty Ltd.	84,372	1,109
Douglas Emmett Inc.	60,383	1,101
Extra Space Storage Inc.	45,049	1,092
Highwoods Properties Inc.	36,165	1,073
First Horizon National Corp.	133,470	1,068
Waddell & Reed Financial Inc. Class A	43,003	1,065
Bank of Hawaii Corp.	23,858	1,061
City National Corp.	23,972	1,059
CapitalSource Inc.	153,966	1,032
* SVB Financial Group	21,542	1,027
LaSalle Hotel Properties	42,376	1,026
Entertainment Properties Trust	23,420	1,024
Validus Holdings Ltd.	32,336	1,019
Omega Healthcare Investors Inc.	51,567	998
Valley National Bancorp	80,455	995
Hatteras Financial Corp.	37,508	989
Fulton Financial Corp.	100,010	981
Associated Banc-Corp	87,048	972
Protective Life Corp.	42,708	963
Capitol Federal Financial Inc.	83,266	961
Aspen Insurance Holdings Ltd.	35,593	943
Prosperity Bancshares Inc.	22,455	906
Washington Real Estate Investment Trust	33,069	904
Alterra Capital Holdings Ltd.	37,494	886
Jefferies Group Inc.	64,346	885
* First Republic Bank	28,861	883
Alleghany Corp.	3,095	883
Starwood Property Trust Inc.	47,192	874
* MBIA Inc.	74,457	863
Colonial Properties Trust	41,081	857
FirstMerit Corp.	54,823	829
StanCorp Financial Group Inc.	22,484	826
* Stifel Financial Corp.	25,654	822
DiamondRock Hospitality Co.	85,105	820
RLJ Lodging Trust	48,623	818
Invesco Mortgage Capital Inc.	57,970	814
* CNO Financial Group Inc.	126,369	797
Hanover Insurance Group Inc.	22,805	797
TCF Financial Corp.	77,189	797
* Forest City Enterprises Inc. Class A	67,266	795
Washington Federal Inc.	55,100	771
Webster Financial Corp.	37,700	769
Corporate Office Properties Trust	35,831	762
Kemper Corp.	25,990	759
DuPont Fabros Technology Inc.	31,180	755
BOK Financial Corp.	13,720	754
Trustmark Corp.	30,968	752
Iberiabank Corp.	15,085	744
FNB Corp.	64,527	730
* Ocwen Financial Corp.	50,050	725
Umpqua Holdings Corp.	58,413	724
Healthcare Realty Trust Inc.	38,725	720
Federated Investors Inc. Class B	47,398	718
* Popular Inc.	514,399	715
Endurance Specialty Holdings Ltd.	18,600	711
RLI Corp.	9,630	702
CommonWealth REIT	41,583	692
Cash America International Inc.	14,595	681
First American Financial Corp.	53,033	672
Susquehanna Bancshares Inc.	78,737	660
Northwest Bancshares Inc.	52,536	654

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Platinum Underwriters Holdings Ltd.	19,100	652
Two Harbors Investment Corp.	70,489	651
Brandywine Realty Trust	68,023	646
United Bankshares Inc.	22,725	642
Mercury General Corp.	14,055	641
DCT Industrial Trust Inc.	124,440	637
Westamerica Bancorporation	14,504	637
Apollo Investment Corp.	98,828	636
Potlatch Corp.	19,950	621
UMB Financial Corp.	16,606	619
* Ezcorp Inc. Class A	22,900	604
CubeSmart	56,595	602
Sovran Self Storage Inc.	14,065	600
* Howard Hughes Corp.	13,569	599
Janus Capital Group Inc.	94,639	597
EastGroup Properties Inc.	13,685	595
* Portfolio Recovery Associates Inc.	8,600	581
* World Acceptance Corp.	7,837	576
* Texas Capital Bancshares Inc.	18,794	575
* Knight Capital Group Inc. Class A	48,620	575
Cathay General Bancorp	38,084	569
Old National Bancorp	48,624	566
Montpelier Re Holdings Ltd.	31,809	565
Medical Properties Trust Inc.	57,016	563
PS Business Parks Inc.	10,102	560
Primerica Inc.	24,033	559
Community Bank System Inc.	20,000	556
Synovus Financial Corp.	393,202	554
National Penn Bancshares Inc.	64,694	546
CYS Investments Inc.	41,069	540
Equity One Inc.	31,631	537
LTC Properties Inc.	17,400	537
Lexington Realty Trust	70,702	530
National Health Investors Inc.	12,000	528
Prospect Capital Corp.	56,324	523
Capstead Mortgage Corp.	42,022	523
First Financial Bancorp	30,982	516
* St. Joe Co.	34,992	513
International Bancshares Corp.	27,820	510
* Altisource Portfolio Solutions SA	10,066	505
* First Cash Financial Services Inc.	14,300	502
Wintrust Financial Corp.	17,741	498
CVB Financial Corp.	48,875	490
Glimcher Realty Trust	53,234	490
Pebblebrook Hotel Trust	25,257	484
Selective Insurance Group Inc.	26,800	475
Greenhill & Co. Inc.	13,035	474
Argo Group International Holdings Ltd.	16,217	470
* BBCN Bancorp Inc.	48,855	462
* Strategic Hotels & Resorts Inc.	83,627	449
* Sunstone Hotel Investors Inc.	54,450	444
Glacier Bancorp Inc.	36,728	442
* Enstar Group Ltd.	4,493	441
Bank of the Ozarks Inc.	14,816	439
Redwood Trust Inc.	42,654	434
MB Financial Inc.	25,262	432
Anworth Mortgage Asset Corp.	68,541	430
* MGIC Investment Corp.	114,489	427
First Citizens BancShares Inc. Class A	2,375	416
Tower Group Inc.	20,401	411
Provident Financial Services Inc.	30,726	411
Fifth Street Finance Corp.	42,311	405
NBT Bancorp Inc.	17,853	395
First Financial Bankshares Inc.	11,815	395

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* DFC Global Corp.	21,500	388
* First Industrial Realty Trust Inc.	37,952	388
* TFS Financial Corp.	43,304	388
Solar Capital Ltd.	17,392	384
Nelnet Inc. Class A	15,700	384
Education Realty Trust Inc.	37,321	382
Employers Holdings Inc.	20,939	379
Franklin Street Properties Corp.	37,587	374
BancorpSouth Inc.	33,921	374
Oritani Financial Corp.	29,219	373
Infinity Property & Casualty Corp.	6,541	371
Symetra Financial Corp.	40,573	368
Park National Corp.	5,632	366
Alexander's Inc.	989	366
Acadia Realty Trust	18,118	365
Astoria Financial Corp.	42,927	364
MarketAxess Holdings Inc.	11,813	356
Government Properties Income Trust	15,744	355
* Financial Engines Inc.	15,831	354
* National Financial Partners Corp.	26,125	353
Amtrust Financial Services Inc.	14,845	353
* Credit Acceptance Corp.	4,200	346
Horace Mann Educators Corp.	24,785	340
* LPL Investment Holdings Inc.	11,100	339
First Midwest Bancorp Inc.	33,254	337
* Navigators Group Inc.	6,993	333
* Pinnacle Financial Partners Inc.	20,469	331
Hersha Hospitality Trust Class A	67,700	330
* Sterling Financial Corp.	19,543	326
Trustco Bank Corp. NY	58,059	326
Oriental Financial Group Inc.	26,877	325
Inland Real Estate Corp.	42,125	321
* Investors Bancorp Inc.	23,646	319
BlackRock Kelso Capital Corp.	39,041	319
Cousins Properties Inc.	49,666	318
Boston Private Financial Holdings Inc.	39,863	317
WesBanco Inc.	16,085	313
Harleysville Group Inc.	5,517	312
* Greenlight Capital Re Ltd. Class A	13,169	312
American National Insurance Co.	4,267	312
Sun Communities Inc.	8,426	308
* PHH Corp.	28,417	304
* Citizens Republic Bancorp Inc.	26,545	303
CreXus Investment Corp.	29,063	302
Associated Estates Realty Corp.	18,894	301
Columbia Banking System Inc.	15,634	301
* Western Alliance Bancorp	48,340	301
Chesapeake Lodging Trust	19,380	300
Interactive Brokers Group Inc.	19,825	296
PennantPark Investment Corp.	29,300	296
Meadowbrook Insurance Group Inc.	27,401	293
City Holding Co.	8,627	292
ARMOUR Residential REIT Inc.	41,292	291
American Equity Investment Life Holding Co.	27,800	289
* Forestar Group Inc.	18,841	285
PacWest Bancorp	14,691	278
Home Bancshares Inc.	10,697	277
First Commonwealth Financial Corp.	51,233	269
PrivateBancorp Inc. Class A	24,541	269
* iStar Financial Inc.	50,382	267
* Green Dot Corp. Class A	8,400	262
1st Source Corp.	10,093	256
First Potomac Realty Trust	19,573	255
Chemical Financial Corp.	11,969	255

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Citizens Inc.	26,169	254
Saul Centers Inc.	7,143	253
* AMERISAFE Inc.	10,800	251
BankUnited Inc.	11,323	249
Investors Real Estate Trust	34,024	248
FBL Financial Group Inc. Class A	7,283	248
Ashford Hospitality Trust Inc.	30,506	244
Evercore Partners Inc. Class A	9,100	242
Brookline Bancorp Inc.	28,689	242
* Safeguard Scientifics Inc.	14,853	235
S&T Bancorp Inc.	11,876	232
* Investment Technology Group Inc.	21,337	231
Cohen & Steers Inc.	7,900	228
BGC Partners Inc. Class A	37,930	225
KBW Inc.	14,836	225
Advance America Cash Advance Centers Inc.	24,859	222
Universal Health Realty Income Trust	5,652	220
Getty Realty Corp.	15,727	219
NorthStar Realty Finance Corp.	45,798	218
Hercules Technology Growth Capital Inc.	23,107	218
Walter Investment Management Corp.	10,625	218
* Beneficial Mutual Bancorp Inc.	26,008	217
MCG Capital Corp.	54,315	217
Colony Financial Inc.	13,700	215
Retail Opportunity Investments Corp.	18,075	214
Independent Bank Corp.	7,800	213
Community Trust Bancorp Inc.	7,223	213
* West Coast Bancorp	13,508	211
* FelCor Lodging Trust Inc.	68,968	210
Safety Insurance Group Inc.	5,189	210
* Ladenburg Thalmann Financial Services Inc.	84,600	210
Pennsylvania Real Estate Investment Trust	19,849	207
Ramco-Gershenson Properties Trust	20,810	205
* Piper Jaffray Cos.	10,120	204
American Assets Trust Inc.	9,949	204
United Fire & Casualty Co.	10,001	202
Dime Community Bancshares Inc.	16,012	202
Northfield Bancorp Inc.	14,200	201
Berkshire Hills Bancorp Inc.	8,977	199
* Hilltop Holdings Inc.	22,838	193
* ICG Group Inc.	24,748	191
Republic Bancorp Inc. Class A	8,260	189
* Virtus Investment Partners Inc.	2,481	189
Southside Bancshares Inc.	8,623	187
Cardinal Financial Corp.	17,314	186
* Wilshire Bancorp Inc.	51,185	186
First Financial Corp.	5,581	186
Sabra Health Care REIT Inc.	15,343	186
* Encore Capital Group Inc.	8,723	185
ViewPoint Financial Group	14,185	185
Simmons First National Corp. Class A	6,737	183
Urstadt Biddle Properties Inc. Class A	10,091	182
Resource Capital Corp.	31,607	177
Rockville Financial Inc.	17,110	177
Main Street Capital Corp.	8,233	175
* Bancorp Inc.	23,958	173
* Central Pacific Financial Corp.	13,324	172
Winthrop Realty Trust	16,859	171
* Virginia Commerce Bancorp Inc.	22,166	171
Flagstone Reinsurance Holdings SA	20,609	171
Campus Crest Communities Inc.	16,961	171
Newcastle Investment Corp.	36,531	170
Renasant Corp.	11,289	169
Maiden Holdings Ltd.	18,930	166

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
PennyMac Mortgage Investment Trust	9,801	163
* PICO Holdings Inc.	7,896	163
* Walker & Dunlop Inc.	12,867	162
GFI Group Inc.	38,668	159
* Cowen Group Inc. Class A	61,039	158
Gladstone Commercial Corp.	8,900	156
* HFF Inc. Class A	15,101	156
Westfield Financial Inc.	21,133	156
TICC Capital Corp.	17,503	151
* Netspend Holdings Inc.	18,600	151
* Ameris Bancorp	14,620	150
Trico Bancshares	10,560	150
* United Community Banks Inc.	21,192	148
Lakeland Financial Corp.	5,698	147
* State Bank Financial Corp.	9,704	147
Provident New York Bancorp	21,730	144
Radian Group Inc.	61,053	143
Tompkins Financial Corp.	3,699	142
National Bankshares Inc.	5,092	142
Enterprise Financial Services Corp.	9,472	140
Sandy Spring Bancorp Inc.	7,932	139
Triangle Capital Corp.	7,200	138
Epoch Holding Corp.	6,110	136
Duff & Phelps Corp. Class A	9,300	135
SCBT Financial Corp.	4,629	134
* 1st United Bancorp Inc.	24,000	133
Lakeland Bancorp Inc.	15,407	133
Tower Bancorp Inc.	4,600	131
* Intl. FCStone Inc.	5,546	131
Hudson Valley Holding Corp.	6,160	131
* Heritage Commerce Corp.	27,491	130
* Tejon Ranch Co.	5,308	130
TowneBank	10,600	130
StellarOne Corp.	11,315	129
* Global Indemnity plc	6,464	128
OneBeacon Insurance Group Ltd. Class A	8,307	128
* Hanmi Financial Corp.	16,917	125
* eHealth Inc.	8,500	125
Cedar Realty Trust Inc.	28,900	125
Bancfirst Corp.	3,300	124
German American Bancorp Inc.	6,797	124
Univest Corp. of Pennsylvania	8,005	117
* Eagle Bancorp Inc.	8,060	117
Flushing Financial Corp.	9,252	117
National Western Life Insurance Co. Class A	857	117
Suffolk Bancorp	10,762	116
* Seacoast Banking Corp. of Florida	76,058	116
First Busey Corp.	23,111	116
NGP Capital Resources Co.	16,025	115
First Merchants Corp.	13,527	115
Calamos Asset Management Inc. Class A	9,004	113
WSFS Financial Corp.	3,105	112
First Bancorp	9,817	109
* NewStar Financial Inc.	10,685	109
MainSource Financial Group Inc.	12,281	108
Washington Trust Bancorp Inc.	4,493	107
Consolidated-Tomoka Land Co.	3,950	107
Banner Corp.	6,228	107
SY Bancorp Inc.	5,189	107
* Southwest Bancorp Inc.	17,844	106
Dynex Capital Inc.	11,600	106
Cogdell Spencer Inc.	24,900	106
Merchants Bancshares Inc.	3,611	105
ESSA Bancorp Inc.	10,066	105

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Sun Bancorp Inc.	43,252	105
MVC Capital Inc.	9,000	104
* Metro Bancorp Inc.	12,428	104
Coresite Realty Corp.	5,799	103
Arrow Financial Corp.	4,393	103
SWS Group Inc.	14,921	103
Peoples Bancorp Inc.	6,882	102
Hudson Pacific Properties Inc.	7,100	101
Excel Trust Inc.	8,376	101
* Taylor Capital Group Inc.	10,153	99
Westwood Holdings Group Inc.	2,700	99
Presidential Life Corp.	9,800	98
Kennedy-Wilson Holdings Inc.	9,200	97
^ RAIT Financial Trust	20,485	97
Agree Realty Corp.	3,900	95
* FBR & Co.	46,132	95
* Doral Financial Corp.	98,700	94
* OmniAmerican Bancorp Inc.	5,937	93
Medallion Financial Corp.	8,180	93
Mission West Properties Inc.	10,188	92
GAMCO Investors Inc.	2,093	91
* Guaranty Bancorp	61,847	91
CapLease Inc.	22,200	90
Parkway Properties Inc.	9,069	89
Union First Market Bankshares Corp.	6,650	88
Arlington Asset Investment Corp. Class A	4,134	88
First Bancorp Inc.	5,702	88
Great Southern Bancorp Inc.	3,677	87
Gladstone Investment Corp.	11,924	87
Bank Mutual Corp.	26,271	84
* Phoenix Cos. Inc.	49,630	83
* Flagstar Bancorp Inc.	163,397	83
* First Financial Northwest Inc.	13,637	80
EMC Insurance Group Inc.	3,895	80
Bryn Mawr Bank Corp.	4,070	79
Penns Woods Bancorp Inc.	2,008	78
One Liberty Properties Inc.	4,703	78
* Gleacher & Co. Inc.	45,861	77
Roma Financial Corp.	7,797	77
BankFinancial Corp.	13,840	76
* Gramercy Capital Corp.	30,324	76
Center Bancorp Inc.	7,678	75
Capital Southwest Corp.	901	73
Eastern Insurance Holdings Inc.	5,100	73
Kite Realty Group Trust	16,023	72
First Community Bancshares Inc.	5,779	72
Citizens & Northern Corp.	3,898	72
Territorial Bancorp Inc.	3,628	72
* Bridge Capital Holdings	6,800	71
Donegal Group Inc. Class A	4,931	70
SeaBright Holdings Inc.	9,100	70
* MPG Office Trust Inc.	34,100	68
Ames National Corp.	3,463	68
Sterling Bancorp	7,785	67
Stewart Information Services Corp.	5,820	67
Heartland Financial USA Inc.	4,317	66
CoBiz Financial Inc.	11,373	66
OceanFirst Financial Corp.	5,015	66
West Bancorporation Inc.	6,821	65
State Bancorp Inc.	5,343	65
Monmouth Real Estate Investment Corp. Class A	7,100	65
Camden National Corp.	1,992	65
Gladstone Capital Corp.	8,419	64
Edelman Financial Group Inc.	9,701	64

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Northrim BanCorp Inc.	3,584	63
State Auto Financial Corp.	4,617	63
Financial Institutions Inc.	3,781	61
* First Marblehead Corp.	51,051	60
* CIFC Corp.	11,046	60
Oppenheimer Holdings Inc. Class A	3,677	59
ESB Financial Corp.	4,200	59
Life Partners Holdings Inc.	8,887	57
UMH Properties Inc.	6,159	57
CFS Bancorp Inc.	13,200	57
Apollo Commercial Real Estate Finance Inc.	4,300	56
* Harris & Harris Group Inc.	16,303	56
Baldwin & Lyons Inc.	2,573	56
United Financial Bancorp Inc.	3,474	56
Crawford & Co. Class B	9,050	56
Washington Banking Co.	4,600	55
Artio Global Investors Inc. Class A	11,130	54
Fox Chase Bancorp Inc.	4,300	54
Pulaski Financial Corp.	7,046	50
* American Safety Insurance Holdings Ltd.	2,300	50
* Macatawa Bank Corp.	20,910	48
First Connecticut Bancorp Inc.	3,611	47
Provident Financial Holdings Inc.	4,932	46
Peapack Gladstone Financial Corp.	4,266	46
Bank of Marin Bancorp	1,200	45
Heritage Financial Corp.	3,576	45
* Encore Bancshares Inc.	3,307	45
American National Bankshares Inc.	2,283	44
* AmeriServ Financial Inc.	22,687	44
Asta Funding Inc.	5,300	42
Federal Agricultural Mortgage Corp. Class A	3,500	42
* United Community Financial Corp.	32,272	41
Kaiser Federal Financial Group Inc.	3,191	41
Century Bancorp Inc. Class A	1,440	41
* Cape Bancorp Inc.	5,160	41
Kansas City Life Insurance Co.	1,200	39
HF Financial Corp.	3,644	39
* Hampton Roads Bankshares Inc.	13,949	38
Diamond Hill Investment Group Inc.	500	37
Capital City Bank Group Inc.	3,850	37
Centerstate Banks Inc.	5,542	37
First Financial Holdings Inc.	4,035	36
Summit Hotel Properties Inc.	3,789	36
* Pacific Mercantile Bancorp	10,891	36
* Capital Trust Inc. Class A	15,349	35
Golub Capital BDC Inc.	2,200	34
* Arbor Realty Trust Inc.	9,500	33
Chatham Lodging Trust	3,100	33
* CompuCredit Holdings Corp.	8,796	33
* Unity Bancorp Inc.	5,069	32
* NewBridge Bancorp	8,369	32
First of Long Island Corp.	1,200	32
First Interstate Bancsystem Inc.	2,400	31
Home Federal Bancorp Inc.	2,952	31
THL Credit Inc.	2,500	31
PMC Commercial Trust	4,300	30
* Waterstone Financial Inc.	15,579	30
* Asset Acceptance Capital Corp.	7,559	30
Investors Title Co.	812	29
Sierra Bancorp	3,300	29
* Stratus Properties Inc.	3,604	28
Marlin Business Services Corp.	2,196	28
US Global Investors Inc. Class A	4,600	28
TF Financial Corp.	1,219	28

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
FXCM Inc. Class A	2,800	27
Pacific Continental Corp.	3,050	27
AG Mortgage Investment Trust Inc.	1,262	25
Resource America Inc. Class A	5,286	25
* Mercantile Bank Corp.	2,546	25
MidSouth Bancorp Inc.	1,900	25
First Defiance Financial Corp.	1,600	23
Cheviot Financial Corp.	3,000	22
Independence Holding Co.	2,602	21
MutualFirst Financial Inc.	2,926	21
* Intervest Bancshares Corp. Class A	7,248	20
Codorus Valley Bancorp Inc.	2,297	19
CNB Financial Corp.	1,200	19
STAG Industrial Inc.	1,609	18
Kohlberg Capital Corp.	2,881	18
* First Acceptance Corp.	13,145	18
Thomas Properties Group Inc.	5,320	18
Landmark Bancorp Inc.	909	17
* BCSB Bancorp Inc.	1,582	17
* Tree.com Inc.	2,950	16
Wayne Savings Bancshares Inc.	2,079	16
Federal Agricultural Mortgage Corp.	900	16
* First South Bancorp Inc.	4,952	16
* BankAtlantic Bancorp Inc. Class A	4,429	15
* Republic First Bancorp Inc.	10,019	15
Pzena Investment Management Inc. Class A	3,400	15
* Avatar Holdings Inc.	1,994	14
Evans Bancorp Inc.	1,200	14
* United Security Bancshares	6,477	14
National Interstate Corp.	567	14
Bridge Bancorp Inc.	700	14
JMP Group Inc.	1,900	14
Fidelity Southern Corp.	2,111	13
* Consumer Portfolio Services Inc.	14,200	13
* Jefferson Bancshares Inc.	5,200	13
HopFed Bancorp Inc.	1,888	12
* MBT Financial Corp.	11,530	12
Shore Bancshares Inc.	2,350	12
* Penson Worldwide Inc.	10,262	12
First M&F Corp.	3,952	11
Hawthorn Bancshares Inc.	1,642	10
Alliance Financial Corp.	300	9
* Eastern Virginia Bankshares Inc.	4,460	9
Meta Financial Group Inc.	554	9
* North Valley Bancorp	930	9
* BancTrust Financial Group Inc.	7,033	9
Citizens South Banking Corp.	2,348	8
Orrstown Financial Services Inc.	1,000	8
* Old Second Bancorp Inc.	6,115	8
QC Holdings Inc.	2,008	8
Bancorp Rhode Island Inc.	200	8
Ameriana Bancorp	1,926	8
Terreno Realty Corp.	505	8
* BRT Realty Trust	1,187	8
MidWestOne Financial Group Inc.	500	7
* American Independence Corp.	1,770	7
* Colony Bankcorp Inc.	3,062	7
* Farmers Capital Bank Corp.	1,430	6
* Home Bancorp Inc.	400	6
* Royal Bancshares of Pennsylvania Inc.	4,060	5
United Security Bancshares	1,292	5
LNB Bancorp Inc.	1,100	5
Institutional Financial Markets Inc.	2,883	4
Oneida Financial Corp.	400	4

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Premierwest Bancorp	4,710	4
* Yadkin Valley Financial Corp.	2,100	4
* PMI Group Inc.	118,423	3
* Preferred Bank	424	3
* Franklin Financial Corp.	211	3
* NASB Financial Inc.	200	2
* Independent Bank Corp.	1,341	2
Citizens Holding Co.	100	2
United Bancorp Inc.	200	2
* Vestin Realty Mortgage II Inc.	1,269	1
* Valley National Bancorp Warrants EXP 6/30/2015	570	1
* Premier Financial Bancorp Inc.	300	1
Northeast Bancorp	100	1
* ZipRealty Inc.	900	1
* Hallmark Financial Services	100	1
* First United Corp.	200	1
* Southern Community Financial Corp.	400	—
Clifton Savings Bancorp Inc.	43	—
* Park Sterling Corp.	88	—
* Affirmative Insurance Holdings Inc.	500	—
* Grubb & Ellis Co.	600	—
* First Security Group Inc.	1	—
		1,012,170
Health Care (7.1%)
Johnson & Johnson	1,357,002	88,992
Pfizer Inc.	3,863,610	83,609
Merck & Co. Inc.	1,525,653	57,517
Abbott Laboratories	770,923	43,349
Bristol-Myers Squibb Co.	844,918	29,775
UnitedHealth Group Inc.	533,240	27,025
Amgen Inc.	393,234	25,250
Eli Lilly & Co.	516,294	21,457
Medtronic Inc.	525,321	20,094
* Gilead Sciences Inc.	382,515	15,656
* Celgene Corp.	227,192	15,358
Baxter International Inc.	281,427	13,925
Allergan Inc.	152,323	13,365
* Biogen Idec Inc.	114,088	12,555
WellPoint Inc.	178,768	11,843
Covidien plc	244,579	11,009
* Medco Health Solutions Inc.	191,142	10,685
* Express Scripts Inc.	229,803	10,270
McKesson Corp.	122,111	9,514
* Intuitive Surgical Inc.	19,384	8,975
* Thermo Fisher Scientific Inc.	189,391	8,517
Becton Dickinson and Co.	107,901	8,062
Aetna Inc.	184,598	7,788
Humana Inc.	82,859	7,259
Stryker Corp.	144,225	7,169
Cardinal Health Inc.	171,050	6,946
* Alexion Pharmaceuticals Inc.	91,386	6,534
* Agilent Technologies Inc.	172,413	6,022
Cigna Corp.	141,374	5,938
St. Jude Medical Inc.	163,140	5,596
* Zimmer Holdings Inc.	94,492	5,048
AmerisourceBergen Corp. Class A	133,618	4,969
Quest Diagnostics Inc.	78,425	4,553
* Mylan Inc.	211,419	4,537
* Cerner Corp.	71,288	4,366
* Pharmasset Inc.	33,668	4,316
* Laboratory Corp. of America Holdings	50,177	4,314
* Forest Laboratories Inc.	136,237	4,123
* Boston Scientific Corp.	759,219	4,054
Perrigo Co.	41,479	4,036

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Edwards Lifesciences Corp.	57,073	4,035
* Watson Pharmaceuticals Inc.	66,508	4,013
* Varian Medical Systems Inc.	58,290	3,913
CR Bard Inc.	42,971	3,674
* DaVita Inc.	46,336	3,513
* Life Technologies Corp.	89,775	3,493
* Vertex Pharmaceuticals Inc.	103,468	3,436
* Waters Corp.	45,309	3,355
* Henry Schein Inc.	46,054	2,967
* CareFusion Corp.	111,357	2,830
* Hospira Inc.	82,033	2,491
DENTSPLY International Inc.	70,289	2,459
* Mettler-Toledo International Inc.	15,837	2,339
* Hologic Inc.	130,837	2,291
* Coventry Health Care Inc.	74,137	2,252
* IDEXX Laboratories Inc.	28,332	2,180
* Endo Pharmaceuticals Holdings Inc.	58,067	2,005
* Regeneron Pharmaceuticals Inc.	35,830	1,986
Omnicare Inc.	57,554	1,983
* HCA Holdings Inc.	87,340	1,924
* ResMed Inc.	75,602	1,920
* BioMarin Pharmaceutical Inc.	55,606	1,912
* Illumina Inc.	61,828	1,885
* Allscripts Healthcare Solutions Inc.	93,885	1,778
* Healthspring Inc.	32,316	1,763
Universal Health Services Inc. Class B	45,342	1,762
* Mednax Inc.	24,299	1,750
Cooper Cos. Inc.	23,760	1,676
* AMERIGROUP Corp.	24,866	1,469
* Gen-Probe Inc.	24,059	1,422
* Salix Pharmaceuticals Ltd.	29,408	1,407
Patterson Cos. Inc.	47,580	1,405
* Onyx Pharmaceuticals Inc.	31,921	1,403
* Covance Inc.	30,555	1,397
* Health Net Inc.	44,625	1,357
* HMS Holdings Corp.	42,263	1,352
* United Therapeutics Corp.	26,580	1,256
Teleflex Inc.	20,322	1,246
* Sirona Dental Systems Inc.	28,215	1,243
* Questcor Pharmaceuticals Inc.	29,622	1,232
* Tenet Healthcare Corp.	235,033	1,206
* Cubist Pharmaceuticals Inc.	30,422	1,205
Lincare Holdings Inc.	46,880	1,205
Techne Corp.	17,608	1,202
* Catalyst Health Solutions Inc.	22,612	1,176
PerkinElmer Inc.	57,240	1,145
* WellCare Health Plans Inc.	21,467	1,127
* Cepheid Inc.	31,184	1,073
* Warner Chilcott plc Class A	70,633	1,069
Hill-Rom Holdings Inc.	31,383	1,057
* Viropharma Inc.	38,178	1,046
Medicis Pharmaceutical Corp. Class A	30,608	1,018
* Centene Corp.	25,462	1,008
* Thoratec Corp.	29,701	997
* LifePoint Hospitals Inc.	26,372	980
* Alere Inc.	40,993	947
* Health Management Associates Inc. Class A	127,692	941
* Bio-Rad Laboratories Inc. Class A	9,759	937
* Ariad Pharmaceuticals Inc.	76,198	933
* Myriad Genetics Inc.	43,074	902
* Brookdale Senior Living Inc. Class A	51,856	902
Owens & Minor Inc.	31,967	888
STERIS Corp.	29,767	888
* Theravance Inc.	40,108	886

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Alkermes plc	49,461	859
*	Incyte Corp. Ltd.	56,629	850
*	HealthSouth Corp.	47,865	846
*	Community Health Systems Inc.	47,341	826
*	athenahealth Inc.	16,685	820
*	VCA Antech Inc.	41,370	817
*	Seattle Genetics Inc.	48,556	812
*	Haemonetics Corp.	12,971	794
*	Magellan Health Services Inc.	15,623	773
	Quality Systems Inc.	20,862	772
*	Medivation Inc.	16,415	757
*	Amylin Pharmaceuticals Inc.	65,490	745
*	Align Technology Inc.	31,254	742
*	Human Genome Sciences Inc.	96,817	715
*	Zoll Medical Corp.	11,108	702
*	PSS World Medical Inc.	27,166	657
	West Pharmaceutical Services Inc.	16,960	644
*	Volcano Corp.	26,648	634
*	Charles River Laboratories International Inc.	23,075	631
*	Impax Laboratories Inc.	31,203	629
*	PAREXEL International Corp.	30,293	628
*	Par Pharmaceutical Cos. Inc.	18,666	611
*	Dendreon Corp.	75,028	570
	Chemed Corp.	10,800	553
*	Auxilium Pharmaceuticals Inc.	26,588	530
*	Masimo Corp.	27,731	518
*	Medicines Co.	27,018	504
*	Cyberonics Inc.	14,716	493
*	Air Methods Corp.	5,700	481
*	Acorda Therapeutics Inc.	19,840	473
*	Bruker Corp.	37,734	469
*	Halozyme Therapeutics Inc.	49,000	466
*	Vivus Inc.	45,739	446
*	Immunogen Inc.	38,100	441
*	Amsurg Corp. Class A	16,816	438
*	CONMED Corp.	16,640	427
*	Pharmacyclics Inc.	28,009	415
*	Isis Pharmaceuticals Inc.	56,825	410
*	Akorn Inc.	36,344	404
*	Momenta Pharmaceuticals Inc.	23,100	402
*	Inhibitex Inc.	36,700	402
*	Luminex Corp.	18,616	395
*	Accretive Health Inc.	17,070	392
*	Wright Medical Group Inc.	23,700	391
*	NxStage Medical Inc.	21,824	388
*	MWI Veterinary Supply Inc.	5,800	385
	Meridian Bioscience Inc.	20,208	381
*	Nektar Therapeutics	67,100	375
*	ABIOMED Inc.	19,900	368
*	Arthrocare Corp.	11,516	365
	PDL BioPharma Inc.	58,695	364
*,^	MAKO Surgical Corp.	14,000	353
*	Insulet Corp.	18,600	350
*	InterMune Inc.	27,600	348
*	Abaxis Inc.	12,500	346
	Analogic Corp.	5,900	338
*	Rigel Pharmaceuticals Inc.	42,589	336
*	Idenix Pharmaceuticals Inc.	43,414	323
*	Omnicell Inc.	19,500	322
*	Spectrum Pharmaceuticals Inc.	21,400	313
*	Integra LifeSciences Holdings Corp.	10,001	308
*	Hanger Orthopedic Group Inc.	16,335	305
*	IPC The Hospitalist Co. Inc.	6,650	304
*	Exelixis Inc.	63,776	302

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Endologix Inc.	26,187	301
*	Kindred Healthcare Inc.	25,380	299
	Computer Programs & Systems Inc.	5,808	297
*	DexCom Inc.	31,556	294
*	Greatbatch Inc.	13,157	291
*	Jazz Pharmaceuticals Inc.	7,500	290
*	NPS Pharmaceuticals Inc.	43,434	286
*	SonoSite Inc.	5,308	286
*	NuVasive Inc.	22,689	286
*	Opko Health Inc.	58,177	285
*	Neogen Corp.	9,003	276
*	Optimer Pharmaceuticals Inc.	22,402	274
*	Medidata Solutions Inc.	12,500	272
*	ICU Medical Inc.	6,000	270
*	Neurocrine Biosciences Inc.	31,134	265
*	Ironwood Pharmaceuticals Inc.	22,106	265
*	HeartWare International Inc.	3,831	264
*	Bio-Reference Labs Inc.	15,788	257
	Invacare Corp.	16,707	255
	Landauer Inc.	4,900	252
*	Orthofix International NV	7,101	250
*	Sequenom Inc.	56,130	250
*	Quidel Corp.	16,500	250
*	OraSure Technologies Inc.	27,290	249
*	Team Health Holdings Inc.	11,200	247
*	PharMerica Corp.	16,254	247
*	AVEO Pharmaceuticals Inc.	14,100	243
*	Curis Inc.	51,720	242
*	Molina Healthcare Inc.	10,377	232
	Universal American Corp.	17,857	227
*	Corvel Corp.	4,356	225
*	Merit Medical Systems Inc.	16,048	215
*	Arena Pharmaceuticals Inc.	111,908	209
*,^	Oncothyreon Inc.	26,900	204
*	AMAG Pharmaceuticals Inc.	10,733	203
*	American Dental Partners Inc.	10,709	202
*	MedAssets Inc.	21,600	200
*	Lexicon Pharmaceuticals Inc.	154,009	199
*	Emeritus Corp.	11,336	198
*	Conceptus Inc.	15,600	197
*	AngioDynamics Inc.	13,293	197
*	Dynavax Technologies Corp.	58,228	193
*	Emergent Biosolutions Inc.	11,300	190
*	RTI Biologics Inc.	42,363	188
*	Enzon Pharmaceuticals Inc.	26,991	181
*	Sunrise Senior Living Inc.	27,900	181
	Assisted Living Concepts Inc. Class A	12,088	180
*	Protalix BioTherapeutics Inc.	36,400	179
*	Micromet Inc.	24,730	178
*	Accuray Inc.	41,900	177
*	AVANIR Pharmaceuticals Inc.	84,920	174
*	Natus Medical Inc.	18,200	172
*	Affymax Inc.	25,454	168
*	Hi-Tech Pharmacal Co. Inc.	4,313	168
*	Progenics Pharmaceuticals Inc.	19,636	168
*	Spectranetics Corp.	22,996	166
*,^	MannKind Corp.	66,367	166
*	Arqule Inc.	29,301	165
*	ZIOPHARM Oncology Inc.	36,200	160
*	Depomed Inc.	30,706	159
*,^	Neoprobe Corp.	60,397	158
*	Select Medical Holdings Corp.	18,410	156
*	Immunomedics Inc.	45,675	152
*	Affymetrix Inc.	36,894	151

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	US Physical Therapy Inc.	7,500	148
*	ExamWorks Group Inc.	15,248	145
*	Amedisys Inc.	13,234	144
*	Exact Sciences Corp.	17,656	143
	Ensign Group Inc.	5,692	139
*	Ardea Biosciences Inc.	8,270	139
*	Cell Therapeutics Inc.	118,485	137
*	Alnylam Pharmaceuticals Inc.	16,500	134
*	Healthways Inc.	19,391	133
*	Triple-S Management Corp. Class B	6,635	133
	Cantel Medical Corp.	4,600	128
*	Ligand Pharmaceuticals Inc. Class B	10,713	127
*	Capital Senior Living Corp.	15,700	125
*	Genomic Health Inc.	4,800	122
*	Symmetry Medical Inc.	15,100	121
	Atrion Corp.	500	120
*	IRIS International Inc.	12,700	119
*	Zalicus Inc.	97,815	118
*	Chelsea Therapeutics International Ltd.	22,900	117
*	Vical Inc.	25,915	114
*	BioScrip Inc.	20,408	111
*	Corcept Therapeutics Inc.	32,027	110
*,^	Biotime Inc.	18,600	108
*	Sciclone Pharmaceuticals Inc.	25,157	108
*	Staar Surgical Co.	10,099	106
*	Geron Corp.	71,380	106
*	HealthStream Inc.	5,600	103
	National Healthcare Corp.	2,400	101
*	Merge Healthcare Inc.	20,581	100
*	Hansen Medical Inc.	38,321	99
*	Cross Country Healthcare Inc.	17,700	98
*,^	Savient Pharmaceuticals Inc.	43,840	98
*,^	Unilife Corp.	29,548	92
*	eResearchTechnology Inc.	19,350	91
*	Vanguard Health Systems Inc.	8,827	90
*	Palomar Medical Technologies Inc.	9,700	90
*	Gentiva Health Services Inc.	13,331	90
*	AMN Healthcare Services Inc.	20,205	90
*	Pain Therapeutics Inc.	23,200	88
*	SurModics Inc.	5,945	87
*	Alphatec Holdings Inc.	50,000	86
*	CryoLife Inc.	17,900	86
*	Achillion Pharmaceuticals Inc.	11,100	85
*	Synovis Life Technologies Inc.	2,995	83
*	Kensey Nash Corp.	4,291	82
*	Anika Therapeutics Inc.	8,000	78
*	Cambrex Corp.	10,772	77
*	Columbia Laboratories Inc.	30,465	76
*	LHC Group Inc.	5,900	76
*	Maxygen Inc.	13,320	75
*	ISTA Pharmaceuticals Inc.	10,616	75
*	Orexigen Therapeutics Inc.	46,338	75
*	Rochester Medical Corp.	8,986	75
	Young Innovations Inc.	2,500	74
*	Solta Medical Inc.	23,447	74
*	Cytokinetics Inc.	75,925	73
*	Cerus Corp.	25,774	72
*,^	MELA Sciences Inc.	19,288	71
*	Biolase Technology Inc.	27,668	71
*	Furiex Pharmaceuticals Inc.	4,223	71
*	Novavax Inc.	54,622	69
*	Sangamo Biosciences Inc.	23,683	67
*	Peregrine Pharmaceuticals Inc.	64,955	67
*	Providence Service Corp.	4,800	66

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	MAP Pharmaceuticals Inc.	4,999	66
*	Array Biopharma Inc.	29,985	65
*	BioCryst Pharmaceuticals Inc.	26,100	64
*	Astex Pharmaceuticals	33,900	64
*,^	Cadence Pharmaceuticals Inc.	16,061	63
*	Metabolix Inc.	13,884	63
*	Transcend Services Inc.	2,500	59
*	Targacept Inc.	10,482	58
*	Tornier NV	3,230	58
*	Metropolitan Health Networks Inc.	7,675	57
*	Codexis Inc.	10,645	56
*	PROLOR Biotech Inc.	12,763	55
*	Sun Healthcare Group Inc.	14,043	54
*	Medical Action Industries Inc.	10,350	54
*	MedQuist Holdings Inc.	5,600	54
*	Chindex International Inc.	6,200	53
*	AVI BioPharma Inc.	70,000	52
*	Five Star Quality Care Inc.	17,293	52
*	Acadia Pharmaceuticals Inc.	46,740	50
*	Pozen Inc.	12,462	49
*	Apricus Biosciences Inc.	9,500	49
*	Nabi Biopharmaceuticals	25,371	48
*	SIGA Technologies Inc.	18,380	46
*	Antares Pharma Inc.	20,902	46
*	XenoPort Inc.	11,900	45
	Psychemedics Corp.	4,980	45
*	Keryx Biopharmaceuticals Inc.	17,700	45
*	Raptor Pharmaceutical Corp.	7,087	44
*	Harvard Bioscience Inc.	11,334	44
*	Fluidigm Corp.	3,270	43
*	Allos Therapeutics Inc.	28,177	40
*	Medtox Scientific Inc.	2,800	39
*	Hooper Holmes Inc.	63,605	38
*	XOMA Ltd.	32,833	38
*	Durect Corp.	31,841	38
*	Santarus Inc.	11,122	37
*	Almost Family Inc.	2,200	36
*	Delcath Systems Inc.	11,898	36
*	Sagent Pharmaceuticals Inc.	1,716	36
*	Lannett Co. Inc.	8,100	36
*	Albany Molecular Research Inc.	11,811	35
*	Dyax Corp.	25,397	35
*	KV Pharmaceutical Co. Class A	24,333	34
*,^	Biosante Pharmaceuticals Inc.	65,615	33
*	PDI Inc.	5,100	33
*	Skilled Healthcare Group Inc.	6,000	33
*	Obagi Medical Products Inc.	3,000	30
*	Biospecifics Technologies Corp.	1,807	30
*	Myrexis Inc.	11,168	30
*	GTx Inc.	8,800	30
*	Exactech Inc.	1,758	29
*	Osiris Therapeutics Inc.	5,258	28
*	Vanda Pharmaceuticals Inc.	5,400	26
*,^	Aastrom Biosciences Inc.	13,995	25
*	Vascular Solutions Inc.	2,200	24
*	Cytori Therapeutics Inc.	10,800	24
*	LCA-Vision Inc.	8,112	24
*	Aegerion Pharmaceuticals Inc.	1,308	22
*	Enzo Biochem Inc.	9,435	21
*	BioMimetic Therapeutics Inc.	7,381	21
*	Cutera Inc.	2,800	21
*	Cardiovascular Systems Inc.	2,100	21
*	Pacific Biosciences of California Inc.	7,300	20
*	Theragenics Corp.	11,916	20

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Celldex Therapeutics Inc.	7,537	20
* Somaxon Pharmaceuticals Inc.	42,900	19
* Anthera Pharmaceuticals Inc.	3,100	19
* AtriCure Inc.	1,700	19
* Endocyte Inc.	4,869	18
* Strategic Diagnostics Inc.	9,612	18
* Stereotaxis Inc.	20,307	17
* Adolor Corp. Rights Exp. 7/1/2019	29,428	15
* Cynosure Inc. Class A	1,300	15
* Inovio Pharmaceuticals Inc.	33,339	14
* CytRx Corp.	51,700	14
* Alliance HealthCare Services Inc.	10,800	14
* Infinity Pharmaceuticals Inc.	1,525	13
* Synta Pharmaceuticals Corp.	2,800	13
* Icad Inc.	21,400	12
* RadNet Inc.	5,579	12
* GenVec Inc.	4,749	11
* Dusa Pharmaceuticals Inc.	2,300	10
* Repligen Corp.	2,900	10
* CardioNet Inc.	4,200	10
* Insmed Inc.	3,005	9
* Forest Laboratories Inc. Contingent Value Rights Exp. 4/14/2018	9,500	9
* OncoGenex Pharmaceutical Inc.	636	7
* Hemispherx Biopharma Inc.	35,200	7
* Telik Inc.	39,883	7
* Complete Genomics Inc.	2,200	6
* Vision Sciences Inc.	3,400	6
* Mediware Information Systems	500	6
* Discovery Laboratories Inc.	3,736	6
* ThermoGenesis Corp.	8,484	6
* Cel-Sci Corp.	19,362	6
* Alexza Pharmaceuticals Inc.	5,996	5
* Entremed Inc.	4,828	5
* Idera Pharmaceuticals Inc.	4,300	5
* StemCells Inc.	4,690	4
* IVAX Diagnostics Inc.	8,700	4
* Alimera Sciences Inc.	2,400	3
* Agenus Inc.	1,485	3
* Digirad Corp.	1,200	2
* Arrowhead Research Corp.	549	2
* Galena Biopharma Inc.	2,936	1
* Biodel Inc.	2,000	1
* AspenBio Pharma Inc.	1,200	1
Daxor Corp.	100	1
* Repros Therapeutics Inc.	175	1
* ADVENTRX Pharmaceuticals Inc.	1,416	1
* Bovie Medical Corp.	100	—
* Palatin Technologies Inc.	160	—
		813,628
Industrials (6.7%)
General Electric Co.	5,249,251	94,014
United Technologies Corp.	427,662	31,258
Caterpillar Inc.	320,143	29,005
3M Co.	333,948	27,294
United Parcel Service Inc. Class B	364,963	26,712
Union Pacific Corp.	241,731	25,609
Boeing Co.	348,782	25,583
Honeywell International Inc.	368,063	20,004
Emerson Electric Co.	368,857	17,185
Deere & Co.	205,110	15,865

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Danaher Corp.	288,560	13,574
Norfolk Southern Corp.	172,203	12,547
FedEx Corp.	149,230	12,462
Precision Castparts Corp.	71,447	11,774
Lockheed Martin Corp.	141,298	11,431
CSX Corp.	542,680	11,429
Tyco International Ltd.	230,154	10,751
Illinois Tool Works Inc.	219,247	10,241
General Dynamics Corp.	152,482	10,126
Raytheon Co.	175,487	8,490
Cummins Inc.	91,790	8,079
Goodrich Corp.	62,049	7,675
Northrop Grumman Corp.	131,157	7,670
Waste Management Inc.	222,653	7,283
Eaton Corp.	160,856	7,002
PACCAR Inc.	162,906	6,104
Fastenal Co.	138,794	6,053
Parker Hannifin Corp.	76,756	5,853
CH Robinson Worldwide Inc.	81,749	5,704
WW Grainger Inc.	29,482	5,519
Stanley Black & Decker Inc.	79,297	5,361
Dover Corp.	92,152	5,349
Rockwell Automation Inc.	70,882	5,201
Ingersoll-Rand plc	163,997	4,997
Cooper Industries plc	81,729	4,426
Fluor Corp.	86,190	4,331
Expeditors International of Washington Inc.	105,100	4,305
Rockwell Collins Inc.	76,210	4,220
Roper Industries Inc.	47,672	4,141
Republic Services Inc. Class A	149,370	4,115
Joy Global Inc.	52,076	3,904
* Kansas City Southern	54,551	3,710
L-3 Communications Holdings Inc.	52,321	3,489
Southwest Airlines Co.	399,789	3,422
* Delta Air Lines Inc.	420,677	3,403
AMETEK Inc.	80,251	3,379
Pall Corp.	57,709	3,298
* Stericycle Inc.	40,709	3,172
* United Continental Holdings Inc.	164,233	3,099
Iron Mountain Inc.	90,939	2,801
Flowserve Corp.	27,637	2,745
* Jacobs Engineering Group Inc.	63,509	2,577
* Verisk Analytics Inc. Class A	63,702	2,556
Textron Inc.	138,014	2,552
Donaldson Co. Inc.	35,751	2,434
Equifax Inc.	60,973	2,362
* TransDigm Group Inc.	23,685	2,266
Xylem Inc.	87,194	2,240
* Quanta Services Inc.	102,882	2,216
JB Hunt Transport Services Inc.	47,868	2,157
KBR Inc.	75,194	2,096
* AGCO Corp.	48,005	2,063
Cintas Corp.	58,898	2,050
Gardner Denver Inc.	26,108	2,012
Robert Half International Inc.	68,698	1,955
* BE Aerospace Inc.	48,635	1,883
Masco Corp.	179,002	1,876
Pitney Bowes Inc.	100,752	1,868
Dun & Bradstreet Corp.	24,489	1,833
* IHS Inc. Class A	20,960	1,806
Waste Connections Inc.	53,575	1,775
Hubbell Inc. Class B	26,388	1,764
MSC Industrial Direct Co. Inc. Class A	23,663	1,693
Wabtec Corp.	24,053	1,683

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Owens Corning	58,583	1,683
Towers Watson & Co. Class A	27,452	1,645
* Kirby Corp.	24,900	1,639
Pentair Inc.	49,185	1,637
Timken Co.	41,711	1,615
* Hertz Global Holdings Inc.	134,826	1,580
Lincoln Electric Holdings Inc.	40,250	1,575
IDEX Corp.	41,800	1,551
SPX Corp.	25,383	1,530
* Clean Harbors Inc.	23,738	1,513
Kennametal Inc.	40,507	1,479
Manpower Inc.	40,915	1,463
* WABCO Holdings Inc.	33,563	1,457
Avery Dennison Corp.	50,600	1,451
Snap-on Inc.	27,735	1,404
* Copart Inc.	29,304	1,403
* URS Corp.	39,731	1,395
Carlisle Cos. Inc.	30,828	1,366
RR Donnelley & Sons Co.	94,593	1,365
* Thomas & Betts Corp.	24,832	1,356
Ryder System Inc.	25,489	1,355
* Alaska Air Group Inc.	17,978	1,350
* Babcock & Wilcox Co.	55,640	1,343
* Nielsen Holdings NV	45,159	1,341
* Navistar International Corp.	34,672	1,313
Triumph Group Inc.	22,174	1,296
Graco Inc.	30,258	1,237
* Spirit Aerosystems Holdings Inc. Class A	59,157	1,229
* Genesee & Wyoming Inc. Class A	20,204	1,224
Woodward Inc.	29,563	1,210
Trinity Industries Inc.	39,935	1,200
* Hexcel Corp.	49,547	1,200
CLARCOR Inc.	23,971	1,198
Nordson Corp.	28,718	1,183
* Fortune Brands Home & Security Inc.	69,405	1,182
* Sensata Technologies Holding NV	44,124	1,160
* Foster Wheeler AG	60,511	1,158
* WESCO International Inc.	21,787	1,155
Landstar System Inc.	24,071	1,154
Acuity Brands Inc.	21,652	1,148
* AECOM Technology Corp.	53,365	1,098
* Corrections Corp. of America	53,222	1,084
Crane Co.	23,097	1,079
* Dollar Thrifty Automotive Group Inc.	14,731	1,035
Valmont Industries Inc.	11,388	1,034
Robbins & Myers Inc.	20,631	1,002
Regal-Beloit Corp.	19,386	988
* Oshkosh Corp.	45,408	971
* Teledyne Technologies Inc.	17,521	961
Alliant Techsystems Inc.	16,605	949
Toro Co.	15,585	945
GATX Corp.	21,336	932
* United Rentals Inc.	31,180	921
EMCOR Group Inc.	33,616	901
* FTI Consulting Inc.	21,042	893
Covanta Holding Corp.	65,016	890
* Shaw Group Inc.	32,945	886
* Moog Inc. Class A	19,886	874
* Old Dominion Freight Line Inc.	21,487	871
Alexander & Baldwin Inc.	21,014	858
* Esterline Technologies Corp.	15,317	857
ITT Corp.	43,997	850
* Middleby Corp.	8,984	845
* CoStar Group Inc.	12,617	842

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Watsco Inc.	12,800	840
* Air Lease Corp.	35,302	837
Harsco Corp.	40,216	828
Con-way Inc.	27,888	813
Belden Inc.	24,187	805
* GrafTech International Ltd.	58,469	798
Exelis Inc.	87,994	796
* Chart Industries Inc.	14,717	796
Actuant Corp. Class A	34,877	791
* Acacia Research - Acacia Technologies	21,631	790
Curtiss-Wright Corp.	22,168	783
AO Smith Corp.	19,402	778
Brady Corp. Class A	24,401	770
* Polypore International Inc.	17,508	770
Lennox International Inc.	22,791	769
* Terex Corp.	54,494	736
Mueller Industries Inc.	19,091	733
* Huntington Ingalls Industries Inc.	23,047	721
United Stationers Inc.	21,738	708
UTi Worldwide Inc.	52,075	692
Applied Industrial Technologies Inc.	19,451	684
* Tetra Tech Inc.	31,431	679
Corporate Executive Board Co.	17,631	672
Rollins Inc.	29,876	664
* EnerSys	25,319	658
* JetBlue Airways Corp.	126,352	657
* General Cable Corp.	26,212	656
Brink's Co.	23,996	645
Simpson Manufacturing Co. Inc.	19,139	644
* Advisory Board Co.	8,299	616
Macquarie Infrastructure Co. LLC	21,200	593
* HUB Group Inc. Class A	18,269	592
Mine Safety Appliances Co.	17,864	592
Deluxe Corp.	25,830	588
HNI Corp.	22,435	586
Manitowoc Co. Inc.	63,448	583
* Avis Budget Group Inc.	53,671	575
Barnes Group Inc.	23,457	566
Healthcare Services Group Inc.	31,963	565
* Geo Group Inc.	32,573	546
Raven Industries Inc.	8,800	545
Werner Enterprises Inc.	22,277	537
* RSC Holdings Inc.	28,300	524
* MasTec Inc.	29,775	517
ABM Industries Inc.	25,050	517
Knight Transportation Inc.	32,965	516
* Atlas Air Worldwide Holdings Inc.	13,208	508
Herman Miller Inc.	27,403	506
Kaydon Corp.	16,489	503
* II-VI Inc.	26,916	494
Watts Water Technologies Inc. Class A	13,755	471
Forward Air Corp.	14,553	466
Granite Construction Inc.	18,563	440
Franklin Electric Co. Inc.	9,800	427
* Beacon Roofing Supply Inc.	20,975	424
* Dycom Industries Inc.	20,091	420
* US Airways Group Inc.	82,593	419
* USG Corp.	40,600	413
HEICO Corp.	7,031	411
HEICO Corp. Class A	10,382	409
* Armstrong World Industries Inc.	9,156	402
AAR Corp.	20,500	393
Heartland Express Inc.	27,418	392
* SYKES Enterprises Inc.	24,616	386

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	RBC Bearings Inc.	9,177	383
*	Seaboard Corp.	187	381
*	Orbital Sciences Corp.	26,000	378
*	EnPro Industries Inc.	11,219	370
*	Huron Consulting Group Inc.	9,429	365
	Titan International Inc.	18,625	362
	Aircastle Ltd.	28,426	362
*	Korn/Ferry International	21,101	360
*	Allegiant Travel Co. Class A	6,731	359
*,^	Colfax Corp.	12,600	359
	Briggs & Stratton Corp.	22,996	356
*	TrueBlue Inc.	25,504	354
	ESCO Technologies Inc.	12,280	353
	Unifirst Corp.	6,200	352
	Cubic Corp.	7,900	344
	Interface Inc. Class A	29,690	343
	Knoll Inc.	22,700	337
*	Mobile Mini Inc.	18,800	328
	SkyWest Inc.	25,900	326
*	Blount International Inc.	22,037	320
*	Ceradyne Inc.	11,946	320
	Steelcase Inc. Class A	42,726	319
	Kaman Corp.	11,651	318
*	Wabash National Corp.	40,450	317
	Insperity Inc.	12,400	314
	American Science & Engineering Inc.	4,600	313
	McGrath Rentcorp	10,700	310
*	DigitalGlobe Inc.	18,076	309
*	Rush Enterprises Inc. Class A	14,750	309
	Tennant Co.	7,900	307
*	Swift Transportation Co.	36,893	304
	Amerco Inc.	3,428	303
*	Generac Holdings Inc.	10,565	296
*	Altra Holdings Inc.	15,600	294
	Arkansas Best Corp.	15,186	293
	Lindsay Corp.	5,181	284
*	Interline Brands Inc.	18,104	282
	Universal Forest Products Inc.	9,021	279
*	Aegion Corp. Class A	18,100	278
*	Navigant Consulting Inc.	24,078	275
	TAL International Group Inc.	9,390	270
	Albany International Corp.	11,522	266
*	Astec Industries Inc.	8,243	266
	Resources Connection Inc.	24,500	259
	Griffon Corp.	28,390	259
*	H&E Equipment Services Inc.	19,093	256
	AAON Inc.	12,495	256
*	Exponent Inc.	5,516	254
*	Meritor Inc.	46,859	249
	Cascade Corp.	5,200	245
*	Kforce Inc.	19,807	244
	Quanex Building Products Corp.	15,990	240
	CIRCOR International Inc.	6,700	237
	Standex International Corp.	6,900	236
*	Tutor Perini Corp.	18,900	233
*	Team Inc.	7,636	227
	Apogee Enterprises Inc.	18,500	227
*	GeoEye Inc.	10,068	224
	Sun Hydraulics Corp.	9,400	220
	Gorman-Rupp Co.	8,065	219
	AZZ Inc.	4,814	219
*	Sauer-Danfoss Inc.	6,000	217
*	Aerovironment Inc.	6,839	215
*	KAR Auction Services Inc.	15,615	211

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Encore Wire Corp.	8,050	209
* Greenbrier Cos. Inc.	8,320	202
G&K Services Inc. Class A	6,939	202
* Kadant Inc.	8,910	201
* Consolidated Graphics Inc.	4,100	198
Comfort Systems USA Inc.	18,300	196
John Bean Technologies Corp.	12,600	194
* ICF International Inc.	7,800	193
* Capstone Turbine Corp.	165,650	192
* ACCO Brands Corp.	19,808	191
* FreightCar America Inc.	9,015	189
* Mistras Group Inc.	7,300	186
* Layne Christensen Co.	7,508	182
* MYR Group Inc.	9,400	180
* Titan Machinery Inc.	8,200	178
Great Lakes Dredge & Dock Corp.	31,681	176
Heidrick & Struggles International Inc.	8,100	174
* Trimas Corp.	9,700	174
* Taser International Inc.	34,000	174
Federal Signal Corp.	41,415	172
National Presto Industries Inc.	1,820	170
* Gibraltar Industries Inc.	12,200	170
* InnerWorkings Inc.	18,129	169
NACCO Industries Inc. Class A	1,891	169
Mueller Water Products Inc. Class A	69,074	169
US Ecology Inc.	8,900	167
Kelly Services Inc. Class A	12,200	167
* EnergySolutions Inc.	53,600	166
* CBIZ Inc.	26,523	162
Celadon Group Inc.	13,325	157
Viad Corp.	8,747	153
* Furmanite Corp.	23,697	150
Houston Wire & Cable Co.	10,700	148
* Flow International Corp.	41,300	145
* GenCorp Inc.	27,100	144
* GP Strategies Corp.	10,600	143
* Pendrell Corp.	55,650	142
Graham Corp.	6,300	141
* Columbus McKinnon Corp.	11,137	141
Alamo Group Inc.	5,242	141
Primoris Services Corp.	8,977	134
Ennis Inc.	10,009	133
* On Assignment Inc.	11,902	133
* Astronics Corp.	3,699	132
* Lydall Inc.	13,742	130
Quad/Graphics Inc.	9,057	130
* Accuride Corp.	18,202	130
LB Foster Co. Class A	4,500	127
CDI Corp.	9,200	127
* A123 Systems Inc.	77,995	126
* RailAmerica Inc.	8,300	124
* Global Power Equipment Group Inc.	5,156	122
Vicor Corp.	15,379	122
* Genco Shipping & Trading Ltd.	18,108	122
* American Reprographics Co.	26,456	121
* Swisher Hygiene Inc.	32,466	121
* Fuel Tech Inc.	18,000	118
* DXP Enterprises Inc.	3,600	116
* Trex Co. Inc.	4,900	112
Marten Transport Ltd.	6,150	111
* Powell Industries Inc.	3,532	111
* Casella Waste Systems Inc. Class A	17,181	110
Twin Disc Inc.	3,000	109
* Spirit Airlines Inc.	6,880	107

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Saia Inc.	8,451	105
Multi-Color Corp.	4,087	105
* Perma-Fix Environmental Services	67,458	105
* Park-Ohio Holdings Corp.	5,800	103
* Cenveo Inc.	30,001	102
Miller Industries Inc.	6,446	101
* Hawaiian Holdings Inc.	17,000	99
* Standard Parking Corp.	5,500	98
* PMFG Inc.	5,000	98
Ampco-Pittsburgh Corp.	4,900	95
* Sterling Construction Co. Inc.	8,700	94
* Odyssey Marine Exploration Inc.	34,066	93
Kimball International Inc. Class B	18,264	93
* Commercial Vehicle Group Inc.	10,212	92
* Metalico Inc.	26,600	88
Intersections Inc.	7,870	87
* CAI International Inc.	5,600	87
* USA Truck Inc.	10,900	84
* EnerNOC Inc.	7,700	84
* American Superconductor Corp.	21,408	79
* LMI Aerospace Inc.	4,400	77
Aceto Corp.	11,107	77
Met-Pro Corp.	8,466	77
* FuelCell Energy Inc.	85,818	75
Ducommun Inc.	5,800	74
* Willis Lease Finance Corp.	6,189	74
American Woodmark Corp.	5,385	74
* Dolan Co.	8,600	73
Dynamic Materials Corp.	3,700	73
* CRA International Inc.	3,678	73
* Hudson Highland Group Inc.	15,075	72
* Northwest Pipe Co.	3,150	72
* Air Transport Services Group Inc.	15,253	72
* Quality Distribution Inc.	6,326	71
* Pacer International Inc.	13,300	71
* Pike Electric Corp.	9,210	66
* Orion Marine Group Inc.	9,800	65
Insteel Industries Inc.	5,800	64
* WCA Waste Corp.	9,763	64
* Valence Technology Inc.	64,565	63
* Kratos Defense & Security Solutions Inc.	10,450	62
* Hill International Inc.	12,000	62
Douglas Dynamics Inc.	4,200	61
* Republic Airways Holdings Inc.	17,114	59
* Builders FirstSource Inc.	28,380	58
* Energy Recovery Inc.	21,262	55
* TRC Cos. Inc.	8,800	53
* American Railcar Industries Inc.	2,200	53
* Michael Baker Corp.	2,659	52
* Key Technology Inc.	4,023	52
Preformed Line Products Co.	823	49
Baltic Trading Ltd.	10,200	48
Schawk Inc. Class A	4,100	46
International Shipholding Corp.	2,442	46
* NCI Building Systems Inc.	4,160	45
* NN Inc.	7,480	45
* Xerium Technologies Inc.	6,700	44
* Roadrunner Transportation Systems Inc.	2,900	41
Courier Corp.	3,348	39
SeaCube Container Leasing Ltd.	2,622	39
* PowerSecure International Inc.	7,800	39
Barrett Business Services Inc.	1,900	38
* Ameresco Inc. Class A	2,755	38
* Ultralife Corp.	9,200	37

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
	LSI Industries Inc.	6,007	36
*	PAM Transportation Services Inc.	3,663	35
	Lawson Products Inc.	2,138	33
*	AT Cross Co. Class A	2,900	33
*	Orion Energy Systems Inc.	10,900	32
*	BlueLinx Holdings Inc.	21,195	32
*	Broadwind Energy Inc.	46,080	31
*	SL Industries Inc.	1,850	30
*	Hurco Cos. Inc.	1,400	29
	LS Starrett Co. Class A	2,200	28
*	Thermon Group Holdings Inc.	1,588	28
*	Zipcar Inc.	2,000	27
*	Tecumseh Products Co. Class A	4,923	23
*	Eagle Bulk Shipping Inc.	22,733	21
*	RPX Corp.	1,644	21
*	Active Power Inc.	31,013	20
*	Innovative Solutions & Support Inc.	5,724	20
	VSE Corp.	700	17
*	Patriot Transportation Holding Inc.	783	17
*	Magnetek Inc.	1,900	16
	Hardinge Inc.	2,000	16
*,^	Satcon Technology Corp.	26,400	16
*	Plug Power Inc.	7,083	14
*	Covenant Transportation Group Inc. Class A	4,806	14
*	Integrated Electrical Services Inc.	7,350	14
*	Coleman Cable Inc.	1,600	14
*	Astronics Corp. Class B	369	13
	Standard Register Co.	5,676	13
	Virco Manufacturing	7,736	12
*,^	Hoku Corp.	21,400	12
	Argan Inc.	800	12
*	Omega Flex Inc.	810	11
*	Lime Energy Co.	2,627	8
*	Sypris Solutions Inc.	2,100	8
*	Sparton Corp.	800	7
*	Innotrac Corp.	5,748	6
*	Frozen Food Express Industries	4,700	6
*	Pinnacle Airlines Corp.	7,373	6
*	Altair Nanotechnologies Inc.	8,350	6
*	Arotech Corp.	4,507	5
*	Tecumseh Products Co. Class B	1,000	4
*	TBS International plc Class A	4,500	1
	Ceco Environmental Corp.	100	1
			773,043
Information Technology (11.2%)
*	Apple Inc.	459,096	185,934
	International Business Machines Corp.	591,455	108,757
	Microsoft Corp.	3,733,998	96,935
*	Google Inc. Class A	125,897	81,317
	Intel Corp.	2,600,252	63,056
	Oracle Corp.	2,004,037	51,404
	Cisco Systems Inc.	2,723,696	49,244
	Qualcomm Inc.	830,473	45,427
	Hewlett-Packard Co.	1,027,500	26,468
	Visa Inc. Class A	258,146	26,210
*	EMC Corp.	1,023,179	22,039
	Mastercard Inc. Class A	53,836	20,071
*	eBay Inc.	574,454	17,423
	Accenture plc Class A	319,156	16,989
	Texas Instruments Inc.	572,353	16,661
	Automatic Data Processing Inc.	242,644	13,105
*	Dell Inc.	812,947	11,893
	Corning Inc.	778,585	10,106
*	Cognizant Technology Solutions Corp. Class A	150,499	9,679

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Yahoo! Inc.	594,654	9,592
Intuit Inc.	143,228	7,532
Motorola Solutions Inc.	152,885	7,077
Broadcom Corp. Class A	238,791	7,011
Applied Materials Inc.	652,185	6,985
* Adobe Systems Inc.	244,466	6,911
* NetApp Inc.	182,943	6,635
TE Connectivity Ltd.	215,193	6,630
* Salesforce.com Inc.	63,093	6,401
Altera Corp.	160,481	5,954
* SanDisk Corp.	118,553	5,834
* Symantec Corp.	366,931	5,742
* Citrix Systems Inc.	93,527	5,679
Western Union Co.	310,954	5,678
Xerox Corp.	695,195	5,534
* Motorola Mobility Holdings Inc.	140,312	5,444
* Juniper Networks Inc.	264,095	5,390
Analog Devices Inc.	148,281	5,305
Paychex Inc.	161,711	4,869
* F5 Networks Inc.	39,992	4,244
Xilinx Inc.	131,470	4,215
* NVIDIA Corp.	299,417	4,150
* Fiserv Inc.	70,229	4,125
* Teradata Corp.	83,532	4,052
CA Inc.	200,159	4,046
KLA-Tencor Corp.	82,900	4,000
* Red Hat Inc.	95,707	3,952
Amphenol Corp. Class A	84,319	3,827
Maxim Integrated Products Inc.	146,580	3,817
* Western Digital Corp.	115,693	3,581
* Marvell Technology Group Ltd.	257,931	3,572
* VMware Inc. Class A	42,535	3,538
Microchip Technology Inc.	94,786	3,472
* Autodesk Inc.	113,548	3,444
Seagate Technology plc	208,210	3,415
Linear Technology Corp.	113,076	3,396
* Electronic Arts Inc.	163,822	3,375
Fidelity National Information Services Inc.	121,805	3,239
Avago Technologies Ltd.	109,840	3,170
Activision Blizzard Inc.	256,214	3,157
* Nuance Communications Inc.	121,584	3,059
* Akamai Technologies Inc.	91,507	2,954
* BMC Software Inc.	87,229	2,859
* Micron Technology Inc.	449,264	2,826
VeriSign Inc.	78,647	2,809
* Trimble Navigation Ltd.	61,147	2,654
* ANSYS Inc.	45,882	2,628
* Alliance Data Systems Corp.	25,297	2,627
* Avnet Inc.	76,086	2,366
* Equinix Inc.	23,313	2,364
* Lam Research Corp.	61,563	2,279
* Rackspace Hosting Inc.	52,065	2,239
Harris Corp.	59,883	2,158
* Arrow Electronics Inc.	57,250	2,142
* Flextronics International Ltd.	363,094	2,055
FLIR Systems Inc.	79,667	1,997
* TIBCO Software Inc.	82,979	1,984
* Informatica Corp.	53,063	1,960
* Synopsys Inc.	71,282	1,939
Jabil Circuit Inc.	98,107	1,929
Global Payments Inc.	40,236	1,906
Factset Research Systems Inc.	21,732	1,897
* Atmel Corp.	231,533	1,875
* MICROS Systems Inc.	40,224	1,874

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* VeriFone Systems Inc.	51,744	1,838
Computer Sciences Corp.	77,483	1,836
* ON Semiconductor Corp.	223,668	1,727
* Riverbed Technology Inc.	73,474	1,727
IAC/InterActiveCorp	39,754	1,694
* LSI Corp.	284,280	1,691
* SAIC Inc.	135,376	1,664
Total System Services Inc.	81,412	1,592
* Advanced Micro Devices Inc.	294,559	1,591
Solera Holdings Inc.	35,383	1,576
* Netlogic Microsystems Inc.	30,962	1,535
* Gartner Inc.	43,478	1,512
* Skyworks Solutions Inc.	92,645	1,503
* SuccessFactors Inc.	37,385	1,491
* Novellus Systems Inc.	35,223	1,454
* Polycom Inc.	88,080	1,436
* Ingram Micro Inc.	78,840	1,434
* Cadence Design Systems Inc.	135,360	1,408
Broadridge Financial Solutions Inc.	61,874	1,395
Jack Henry & Associates Inc.	41,366	1,390
Cypress Semiconductor Corp.	81,275	1,373
* Rovi Corp.	55,708	1,369
* Ariba Inc.	48,550	1,363
Lexmark International Inc. Class A	39,733	1,314
* NCR Corp.	78,851	1,298
* Teradyne Inc.	93,674	1,277
* Brocade Communications Systems Inc.	243,932	1,266
National Instruments Corp.	48,337	1,254
* Cree Inc.	55,475	1,223
* JDS Uniphase Corp.	113,586	1,186
* Concur Technologies Inc.	22,908	1,163
Molex Inc.	48,516	1,158
MercadoLibre Inc.	14,400	1,145
* NeuStar Inc. Class A	32,823	1,122
* Parametric Technology Corp.	59,370	1,084
* Tech Data Corp.	21,544	1,064
* WebMD Health Corp.	27,749	1,042
* Wright Express Corp.	18,483	1,003
* Fortinet Inc.	45,732	997
InterDigital Inc.	22,545	982
* Zebra Technologies Corp.	27,188	973
* First Solar Inc.	28,329	956
* Viasat Inc.	20,160	930
ADTRAN Inc.	30,753	928
Diebold Inc.	30,753	925
* Compuware Corp.	109,633	912
* Silicon Laboratories Inc.	20,877	906
* QLIK Technologies Inc.	37,311	903
* CommVault Systems Inc.	21,085	901
* Anixter International Inc.	14,850	886
* Acme Packet Inc.	27,993	865
DST Systems Inc.	18,816	856
Plantronics Inc.	23,834	849
* Dolby Laboratories Inc. Class A	26,721	815
* Ultimate Software Group Inc.	12,518	815
* Semtech Corp.	32,494	806
* FEI Co.	19,762	806
* Taleo Corp. Class A	20,815	805
* CACI International Inc. Class A	14,400	805
* AOL Inc.	53,156	803
* QLogic Corp.	52,762	791
* Aspen Technology Inc.	45,103	783
* Convergys Corp.	61,224	782
* Fairchild Semiconductor International Inc. Class A	63,619	766

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Finisar Corp.	45,180	757
* Universal Display Corp.	20,462	751
* RF Micro Devices Inc.	137,707	744
* Microsemi Corp.	43,953	736
MAXIMUS Inc.	17,687	731
* Itron Inc.	20,388	729
* Cymer Inc.	14,642	729
* Aruba Networks Inc.	39,052	723
Cognex Corp.	20,142	721
* SolarWinds Inc.	25,616	716
Sapient Corp.	56,691	714
Tellabs Inc.	173,470	701
MKS Instruments Inc.	25,169	700
* Hittite Microwave Corp.	14,015	692
Fair Isaac Corp.	19,086	684
* JDA Software Group Inc.	21,098	683
* International Rectifier Corp.	34,984	679
Intersil Corp. Class A	64,287	671
j2 Global Inc.	23,324	656
* Cavium Inc.	23,080	656
* Progress Software Corp.	33,893	656
* Mentor Graphics Corp.	48,287	655
* Coherent Inc.	12,492	653
* PMC - Sierra Inc.	118,079	651
Lender Processing Services Inc.	42,839	646
* ValueClick Inc.	39,491	643
* Vishay Intertechnology Inc.	71,272	641
* Netgear Inc.	19,085	641
Blackbaud Inc.	22,397	620
* VistaPrint NV	19,849	607
* Arris Group Inc.	55,918	605
* Entegris Inc.	68,432	597
* LinkedIn Corp. Class A	9,400	592
* Ciena Corp.	48,391	586
* Quest Software Inc.	31,261	581
* DealerTrack Holdings Inc.	20,926	570
* CoreLogic Inc.	43,856	567
* Cabot Microelectronics Corp.	11,807	558
* TiVo Inc.	60,750	545
* RightNow Technologies Inc.	12,500	534
* Blue Coat Systems Inc.	20,934	533
* Plexus Corp.	18,906	518
* Cirrus Logic Inc.	32,261	511
* Take-Two Interactive Software Inc.	37,000	501
Littelfuse Inc.	11,608	499
* Acxiom Corp.	40,767	498
* Cardtronics Inc.	18,381	497
* Monster Worldwide Inc.	62,712	497
Power Integrations Inc.	14,887	494
* Scansource Inc.	13,700	493
* ACI Worldwide Inc.	17,200	493
* Synaptics Inc.	16,240	490
* IPG Photonics Corp.	14,431	489
Ebix Inc.	21,941	485
* NetSuite Inc.	11,900	483
* GT Advanced Technologies Inc.	64,401	466
* Euronet Worldwide Inc.	25,100	464
* Tyler Technologies Inc.	15,316	461
* Sourcefire Inc.	14,232	461
* MEMC Electronic Materials Inc.	115,724	456
* MicroStrategy Inc. Class A	4,201	455
* Integrated Device Technology Inc.	81,716	446
* OSI Systems Inc.	9,008	439
* Manhattan Associates Inc.	10,800	437

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Tessera Technologies Inc.	26,081	437
*	Veeco Instruments Inc.	20,585	428
	Heartland Payment Systems Inc.	17,536	427
*	Sanmina-SCI Corp.	45,237	421
*	TriQuint Semiconductor Inc.	83,829	408
*	Advent Software Inc.	16,738	408
	Molex Inc. Class A	20,400	404
	Comtech Telecommunications Corp.	14,050	402
	Syntel Inc.	8,454	395
*,^	VirnetX Holding Corp.	15,800	395
*	Lattice Semiconductor Corp.	66,227	393
	Brooks Automation Inc.	37,538	386
*	Benchmark Electronics Inc.	28,616	385
*	Websense Inc.	20,400	382
*	Unisys Corp.	19,370	382
*	Constant Contact Inc.	16,431	381
*	Kenexa Corp.	14,273	381
*	Diodes Inc.	17,500	373
*	RealPage Inc.	14,728	372
*	Rambus Inc.	49,003	370
*	Electronics for Imaging Inc.	25,786	367
*	FARO Technologies Inc.	7,900	363
*	Synchronoss Technologies Inc.	12,000	363
*	EchoStar Corp. Class A	17,031	357
*	Brightpoint Inc.	32,903	354
*	Omnivision Technologies Inc.	28,662	351
	OPNET	9,448	346
*	FleetCor Technologies Inc.	11,572	346
*	Bottomline Technologies Inc.	14,900	345
*	ATMI Inc.	17,116	343
*	Bankrate Inc.	15,900	342
*	LivePerson Inc.	27,200	341
	Mantech International Corp. Class A	10,900	341
*	Tekelec	30,711	336
*,^	OpenTable Inc.	8,539	334
*	Ancestry.com Inc.	14,552	334
*	Insight Enterprises Inc.	21,798	333
	AVX Corp.	26,114	333
*	S1 Corp.	34,762	333
	Earthlink Inc.	49,853	321
*	Digital River Inc.	21,347	321
*	Rofin-Sinar Technologies Inc.	14,028	321
*	SYNNEX Corp.	10,300	314
*	Zynga Inc.	32,943	310
	NIC Inc.	23,200	309
*	Rogers Corp.	8,300	306
*	Amkor Technology Inc.	70,086	306
*,^	Higher One Holdings Inc.	16,527	305
*	Stratasys Inc.	10,000	304
*	BroadSoft Inc.	9,962	301
*	Quantum Corp.	125,300	301
*	3D Systems Corp.	20,808	300
*	ExlService Holdings Inc.	13,349	299
*	Magma Design Automation Inc.	41,400	297
*	iGate Corp.	18,793	296
*	Forrester Research Inc.	8,691	295
*	Ceva Inc.	9,685	293
*	Liquidity Services Inc.	7,793	288
	MTS Systems Corp.	6,920	282
*	LogMeIn Inc.	7,300	281
*	Applied Micro Circuits Corp.	41,565	279
*	Loral Space & Communications Inc.	4,300	279
*	Checkpoint Systems Inc.	25,500	279
*	InfoSpace Inc.	25,348	279

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Kulicke & Soffa Industries Inc.	29,034	269
* CSG Systems International Inc.	18,149	267
* Sonus Networks Inc.	110,249	265
* Infinera Corp.	42,040	264
* Standard Microsystems Corp.	10,200	263
* Volterra Semiconductor Corp.	10,193	261
Black Box Corp.	9,300	261
* Emulex Corp.	37,759	259
* Fusion-io Inc.	10,700	259
* Spansion Inc. Class A	31,200	258
* Harmonic Inc.	51,072	257
* TeleTech Holdings Inc.	15,847	257
* Silicon Image Inc.	54,171	255
* comScore Inc.	11,900	252
* Accelrys Inc.	37,350	251
* Monolithic Power Systems Inc.	16,615	250
* TNS Inc.	14,100	250
* Power-One Inc.	63,057	247
* Dice Holdings Inc.	29,400	244
* DTS Inc.	8,900	242
* Maxwell Technologies Inc.	14,800	240
* Freescale Semiconductor Holdings I Ltd.	18,797	238
Micrel Inc.	23,235	235
* Electro Scientific Industries Inc.	16,183	234
* Ultratech Inc.	9,500	233
* SS&C Technologies Holdings Inc.	12,700	229
* TTM Technologies Inc.	20,900	229
* Ixia	21,649	228
* Netscout Systems Inc.	12,900	227
* Rudolph Technologies Inc.	23,792	220
* KIT Digital Inc.	25,600	216
* Sycamore Networks Inc.	11,651	209
* PROS Holdings Inc.	13,900	207
* Silicon Graphics International Corp.	17,700	203
* Monotype Imaging Holdings Inc.	13,000	203
* Intermec Inc.	29,424	202
* Newport Corp.	14,660	200
Electro Rent Corp.	11,391	195
* Verint Systems Inc.	7,075	195
Pegasystems Inc.	6,600	194
Park Electrochemical Corp.	7,532	193
* Exar Corp.	29,471	192
* LoopNet Inc.	10,384	190
Badger Meter Inc.	6,182	182
* Vocus Inc.	8,232	182
CTS Corp.	19,600	180
* IXYS Corp.	16,393	178
EPIQ Systems Inc.	14,753	177
United Online Inc.	32,438	176
* Oplink Communications Inc.	10,683	176
* Entropic Communications Inc.	33,484	171
* Move Inc.	26,325	166
* STR Holdings Inc.	20,155	166
* Formfactor Inc.	32,600	165
* Fabrinet	12,000	164
* Mercury Computer Systems Inc.	12,300	163
* Advanced Analogic Technologies Inc.	27,848	161
Daktronics Inc.	16,518	158
* Extreme Networks	53,959	158
* Advanced Energy Industries Inc.	14,600	157
* Stamps.com Inc.	5,950	155
* Avid Technology Inc.	18,206	155
Keynote Systems Inc.	7,516	154
* Nanometrics Inc.	8,204	151

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	STEC Inc.	17,447	150
*	CIBER Inc.	38,126	147
*	LTX-Credence Corp.	26,512	142
*	Limelight Networks Inc.	47,749	141
*	Cornerstone OnDemand Inc.	7,721	141
	ModusLink Global Solutions Inc.	26,004	140
*	Integrated Silicon Solution Inc.	15,300	140
*	Global Cash Access Holdings Inc.	31,350	140
*	RealD Inc.	17,534	139
*	Perficient Inc.	13,822	138
*	Internap Network Services Corp.	23,192	138
	Methode Electronics Inc.	16,549	137
*	Measurement Specialties Inc.	4,904	137
*	Super Micro Computer Inc.	8,700	136
*	Openwave Systems Inc.	85,975	136
*	Net 1 UEPS Technologies Inc.	17,620	135
*	Zygo Corp.	7,521	133
*	Zix Corp.	46,700	132
*	VASCO Data Security International Inc.	20,000	130
*	Globecomm Systems Inc.	9,266	127
*	QuinStreet Inc.	13,426	126
*	Interactive Intelligence Group Inc.	5,461	125
*	PDF Solutions Inc.	17,869	125
	PC Connection Inc.	11,214	124
	RealNetworks Inc.	16,394	123
*	Actuate Corp.	20,376	119
	Cohu Inc.	10,313	117
	DDi Corp.	12,046	112
*	Anaren Inc.	6,685	111
*	DemandTec Inc.	8,392	111
*	Kemet Corp.	15,220	107
*	ServiceSource International Inc.	6,800	107
*	Photronics Inc.	17,100	104
*	SunPower Corp. Class A	16,504	103
*	Saba Software Inc.	12,878	102
*	IntraLinks Holdings Inc.	16,260	101
*	Multi-Fineline Electronix Inc.	4,900	101
*	Hackett Group Inc.	26,903	101
*	Cray Inc.	15,370	99
	Rimage Corp.	8,800	99
*	Kopin Corp.	25,500	99
*	Convio Inc.	8,800	97
*	Digi International Inc.	8,700	97
	Pulse Electronics Corp.	34,169	96
*	X-Rite Inc.	20,406	95
*	Glu Mobile Inc.	30,000	94
*	OCZ Technology Group Inc.	14,100	93
*	Axcelis Technologies Inc.	69,283	92
*	Imation Corp.	15,978	92
*	Computer Task Group Inc.	6,500	92
*	Westell Technologies Inc. Class A	41,100	91
*	Symmetricom Inc.	16,836	91
*	Vishay Precision Group Inc.	5,618	90
*	Envestnet Inc.	7,503	90
*,^	Wave Systems Corp. Class A	41,176	89
*	Echelon Corp.	18,300	89
*	MIPS Technologies Inc. Class A	19,946	89
*	CalAmp Corp.	20,700	88
*	XO Group Inc.	10,481	87
	Cass Information Systems Inc.	2,376	86
*	Web.com Group Inc.	7,485	86
	Marchex Inc. Class B	13,581	85
	Bel Fuse Inc. Class A	4,000	84
*	MoneyGram International Inc.	4,736	84

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	ShoreTel Inc.	13,014	83
*	Seachange International Inc.	11,679	82
*	Lionbridge Technologies Inc.	35,784	82
*	Calix Inc.	12,400	80
	PC-Tel Inc.	11,702	80
*	Oclaro Inc.	27,445	77
*	SciQuest Inc.	5,315	76
	QAD Inc. Class A	7,223	76
*	NVE Corp.	1,300	72
*	GSI Group Inc.	6,965	71
*	Agilysys Inc.	8,900	71
*	Identive Group Inc.	31,300	70
*	FalconStor Software Inc.	26,858	69
*	Anadigics Inc.	31,576	69
*	Immersion Corp.	13,159	68
*	Sigma Designs Inc.	11,200	67
*	Dynamics Research Corp.	5,857	66
*	Ultra Clean Holdings	10,800	66
	American Software Inc. Class A	6,941	66
*	Supertex Inc.	3,456	65
*	Ipass Inc.	46,609	65
*	ORBCOMM Inc.	21,621	65
*	Pericom Semiconductor Corp.	8,250	63
*	support.com Inc.	27,817	63
*	Mindspeed Technologies Inc.	13,249	61
*	KVH Industries Inc.	7,735	60
*	Rubicon Technology Inc.	6,300	59
*	Dot Hill Systems Corp.	44,031	59
*	Virtusa Corp.	4,000	58
*	Novatel Wireless Inc.	18,427	58
*	Aeroflex Holding Corp.	5,533	57
	Telular Corp.	7,232	54
*	Aviat Networks Inc.	28,777	53
*	Intevac Inc.	7,100	53
*	Mattson Technology Inc.	36,402	50
*	PC Mall Inc.	7,800	49
*	MoSys Inc.	11,414	48
*	DSP Group Inc.	9,200	48
*	GSI Technology Inc.	10,100	47
*	Online Resources Corp.	19,307	47
*	QuickLogic Corp.	17,008	44
*,^	Travelzoo Inc.	1,700	42
*	THQ Inc.	54,482	41
*	Radisys Corp.	8,178	41
*	Emcore Corp.	46,977	41
*	Callidus Software Inc.	6,300	40
*	Ramtron International Corp.	20,730	40
*	SPS Commerce Inc.	1,500	39
*	Transwitch Corp.	11,898	38
*	PLX Technology Inc.	12,809	37
*	FSI International Inc.	9,808	36
*	Demand Media Inc.	5,303	35
*	TeleNav Inc.	4,500	35
	Richardson Electronics Ltd.	2,800	34
*	LeCroy Corp.	4,000	34
*	Digimarc Corp.	1,400	33
*	TeleCommunication Systems Inc. Class A	13,167	31
*	AXT Inc.	7,300	30
*	Aware Inc.	10,000	30
*	LRAD Corp.	19,570	29
*	Inphi Corp.	2,400	29
*	Deltek Inc.	2,800	27
*	ID Systems Inc.	5,700	27
*	Tier Technologies Inc. Class B	6,100	27

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Market
			Value
		Shares	($000)
*	Newtek Business Services Inc.	22,635	26
*	GTSI Corp.	6,149	26
*	Active Network Inc.	1,816	25
*	LoJack Corp.	7,969	24
*	Powerwave Technologies Inc.	11,298	23
*	Transact Technologies Inc.	3,076	22
*	Rosetta Stone Inc.	2,900	22
*	Edgewater Technology Inc.	7,915	22
	Bel Fuse Inc. Class B	1,156	22
*	Reis Inc.	2,356	21
*	Network Equipment Technologies Inc.	18,500	21
*	Opnext Inc.	26,100	21
*	Echo Global Logistics Inc.	1,300	21
*	GSE Systems Inc.	10,195	20
*	Datalink Corp.	2,405	20
*	NCI Inc. Class A	1,700	20
*,^	Motricity Inc.	21,602	19
*	Autobytel Inc.	27,010	19
*	Viasystems Group Inc.	1,108	19
*	Microvision Inc.	50,894	18
*	Smith Micro Software Inc.	16,018	18
	TheStreet Inc.	10,767	18
*	Superconductor Technologies Inc.	13,815	17
	Crexendo Inc.	6,000	17
*	ePlus Inc.	600	17
*	Zhone Technologies Inc.	18,837	16
*	Research Frontiers Inc.	4,700	16
	Evolving Systems Inc.	2,077	16
*	StarTek Inc.	7,800	15
*	Planar Systems Inc.	7,423	14
*	Comverge Inc.	10,900	14
*	Hutchinson Technology Inc.	8,600	13
*	iGO Inc.	15,927	12
*	Pixelworks Inc.	4,533	11
*	Pervasive Software Inc.	1,800	10
*	PRGX Global Inc.	1,681	10
*	AuthenTec Inc.	3,100	10
*	Concurrent Computer Corp.	2,620	10
*	Authentidate Holding Corp.	14,539	10
	QAD Inc. Class B	922	10
*	Network Engines Inc.	9,800	9
*	Trident Microsystems Inc.	52,100	9
*	Lantronix Inc.	3,500	9
*	Looksmart Ltd.	6,700	9
*	Market Leader Inc.	3,100	9
*	Amtech Systems Inc.	1,000	9
*	Bsquare Corp.	2,425	8
*	Alpha & Omega Semiconductor Ltd.	993	7
*	Wireless Telecom Group Inc.	5,909	7
*	Ditech Networks Inc.	6,780	6
*	Ikanos Communications Inc.	7,741	6
*	Presstek Inc.	10,531	6
*	Frequency Electronics Inc.	740	6
*	Performance Technologies Inc.	2,900	5
*	Management Network Group Inc.	3,023	5
*,^	Energy Conversion Devices Inc.	22,606	5
*	Qualstar Corp.	2,400	5
*	Parkervision Inc.	4,500	4
*	Meru Networks Inc.	900	4
*	Selectica Inc.	1,020	3
*	WebMediaBrands Inc.	6,017	3
*	Cinedigm Digital Cinema Corp. Class A	1,600	2
*	Rainmaker Systems Inc.	2,180	2
*	Vertro Inc.	1,080	1

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Intellicheck Mobilisa Inc.	1,297	1
* Innodata Isogen Inc.	200	1
		1,286,626
Materials (2.4%)
EI du Pont de Nemours & Co.	462,196	21,159
Monsanto Co.	265,057	18,572
Freeport-McMoRan Copper & Gold Inc.	469,546	17,275
Dow Chemical Co.	585,320	16,834
Praxair Inc.	149,647	15,997
Newmont Mining Corp.	245,032	14,704
Air Products & Chemicals Inc.	105,697	9,004
Ecolab Inc.	148,886	8,607
Mosaic Co.	151,463	7,638
PPG Industries Inc.	78,023	6,514
Nucor Corp.	156,746	6,202
International Paper Co.	205,692	6,088
CF Industries Holdings Inc.	35,541	5,153
LyondellBasell Industries NV Class A	141,693	4,604
Alcoa Inc.	527,382	4,562
Cliffs Natural Resources Inc.	72,268	4,506
Sherwin-Williams Co.	44,926	4,011
Sigma-Aldrich Corp.	60,602	3,785
Celanese Corp. Class A	77,569	3,434
FMC Corp.	35,689	3,071
Airgas Inc.	35,654	2,784
Ball Corp.	77,094	2,753
Eastman Chemical Co.	69,868	2,729
MeadWestvaco Corp.	84,913	2,543
Vulcan Materials Co.	64,421	2,535
* Crown Holdings Inc.	74,973	2,518
Allegheny Technologies Inc.	50,443	2,411
Albemarle Corp.	43,438	2,237
Ashland Inc.	38,876	2,222
International Flavors & Fragrances Inc.	40,305	2,113
Rock-Tenn Co. Class A	35,478	2,047
^ United States Steel Corp.	71,767	1,899
Walter Energy Inc.	31,185	1,889
Reliance Steel & Aluminum Co.	37,211	1,812
Aptargroup Inc.	33,380	1,741
Royal Gold Inc.	25,778	1,738
Temple-Inland Inc.	54,502	1,728
Martin Marietta Materials Inc.	22,897	1,727
Valspar Corp.	44,077	1,718
* WR Grace & Co.	36,870	1,693
Sonoco Products Co.	49,618	1,635
RPM International Inc.	65,688	1,613
* Owens-Illinois Inc.	82,557	1,600
Domtar Corp.	19,501	1,559
Bemis Co. Inc.	51,657	1,554
Sealed Air Corp.	85,555	1,472
Steel Dynamics Inc.	103,440	1,360
* Rockwood Holdings Inc.	32,840	1,293
* Allied Nevada Gold Corp.	42,193	1,278
Packaging Corp. of America	50,532	1,275
Carpenter Technology Corp.	22,185	1,142
Compass Minerals International Inc.	16,488	1,135
NewMarket Corp.	5,520	1,094
* Coeur d'Alene Mines Corp.	44,658	1,078
* Solutia Inc.	61,620	1,065
Cabot Corp.	33,075	1,063
Cytec Industries Inc.	23,437	1,046
Scotts Miracle-Gro Co. Class A	22,127	1,033
Huntsman Corp.	98,026	980

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Silgan Holdings Inc.	24,658	953
Sensient Technologies Corp.	24,117	914
Commercial Metals Co.	58,279	806
Olin Corp.	40,051	787
Hecla Mining Co.	140,267	734
* AbitibiBowater Inc.	48,962	712
* Molycorp Inc.	29,162	699
Titanium Metals Corp.	44,802	671
Buckeye Technologies Inc.	20,000	669
* Stillwater Mining Co.	58,165	608
* Intrepid Potash Inc.	26,673	604
Balchem Corp.	14,837	601
HB Fuller Co.	25,093	580
* Chemtura Corp.	49,010	556
Eagle Materials Inc.	21,640	555
PolyOne Corp.	47,371	547
* Louisiana-Pacific Corp.	67,456	544
Greif Inc. Class A	11,900	542
Innophos Holdings Inc.	11,000	534
Schweitzer-Mauduit International Inc.	7,953	529
Schnitzer Steel Industries Inc.	12,308	520
Minerals Technologies Inc.	9,029	510
Worthington Industries Inc.	29,393	481
* Calgon Carbon Corp.	29,074	457
AK Steel Holding Corp.	54,818	453
Globe Specialty Metals Inc.	30,224	405
* Georgia Gulf Corp.	20,104	392
Westlake Chemical Corp.	9,542	384
* Clearwater Paper Corp.	10,450	372
* OM Group Inc.	16,074	360
Boise Inc.	50,287	358
PH Glatfelter Co.	24,200	342
* RTI International Metals Inc.	14,101	327
* Kraton Performance Polymers Inc.	15,862	322
A Schulman Inc.	15,190	322
AMCOL International Corp.	11,600	311
* Innospec Inc.	10,900	306
Haynes International Inc.	5,495	300
Texas Industries Inc.	9,700	299
Kaiser Aluminum Corp.	6,336	291
Koppers Holdings Inc.	8,362	287
* KapStone Paper and Packaging Corp.	17,846	281
Gold Resource Corp.	13,206	281
Deltic Timber Corp.	4,500	272
Stepan Co.	3,123	250
* Century Aluminum Co.	28,800	245
* Horsehead Holding Corp.	26,957	243
* US Gold Corp.	70,926	238
Neenah Paper Inc.	10,604	237
Tredegar Corp.	10,055	223
* Materion Corp.	9,100	221
* Graphic Packaging Holding Co.	51,559	220
* Ferro Corp.	43,686	214
Wausau Paper Corp.	23,926	198
* LSB Industries Inc.	6,978	196
* Flotek Industries Inc.	17,448	174
Quaker Chemical Corp.	4,400	171
Zep Inc.	11,856	166
* Paramount Gold and Silver Corp.	71,374	153
Kronos Worldwide Inc.	8,458	153
Olympic Steel Inc.	6,200	145
Myers Industries Inc.	11,215	138
* Zoltek Cos. Inc.	16,934	129
American Vanguard Corp.	8,766	117

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
Noranda Aluminum Holding Corp.	13,900	115
* Golden Minerals Co.	18,199	106
* General Moly Inc.	34,029	105
* Omnova Solutions Inc.	22,741	105
* AM Castle & Co.	11,073	105
* TPC Group Inc.	3,985	93
Hawkins Inc.	2,500	92
* Spartech Corp.	18,106	86
* Mercer International Inc.	12,482	76
* Landec Corp.	12,600	70
* Headwaters Inc.	29,000	64
* Universal Stainless & Alloy	1,600	60
* Senomyx Inc.	15,083	52
* US Energy Corp. Wyoming	14,923	43
* AEP Industries Inc.	1,000	28
* Penford Corp.	5,215	27
* Metals USA Holdings Corp.	1,500	17
* Midway Gold Corp.	6,555	14
* ADA-ES Inc.	500	11
* United States Lime & Minerals Inc.	162	10
Chase Corp.	657	9
* Verso Paper Corp.	8,400	8
* Ampal American Israel Class A	25,844	8
* Nanophase Technologies Corp.	9,100	4
* Solitario Exploration & Royalty Corp.	2,278	3
		275,752
Telecommunication Services (1.6%)
AT&T Inc.	2,934,506	88,740
Verizon Communications Inc.	1,401,929	56,245
CenturyLink Inc.	305,335	11,359
* Crown Castle International Corp.	141,807	6,353
* Sprint Nextel Corp.	1,485,230	3,475
Windstream Corp.	290,110	3,406
Frontier Communications Corp.	495,536	2,552
* SBA Communications Corp. Class A	55,532	2,386
* NII Holdings Inc.	85,512	1,821
* tw telecom inc Class A	71,894	1,393
* Level 3 Communications Inc.	76,484	1,300
* MetroPCS Communications Inc.	125,723	1,091
* AboveNet Inc.	10,889	708
Telephone & Data Systems Inc.	17,963	465
Telephone & Data Systems Inc. (Special Common Shares)	17,799	424
* Cogent Communications Group Inc.	20,260	342
* Cincinnati Bell Inc.	109,937	333
* United States Cellular Corp.	7,149	312
* Leap Wireless International Inc.	28,924	269
Atlantic Tele-Network Inc.	6,585	257
* Clearwire Corp. Class A	129,099	250
* Premiere Global Services Inc.	27,209	230
Consolidated Communications Holdings Inc.	10,536	201
* General Communication Inc. Class A	19,646	192
* Vonage Holdings Corp.	77,900	191
NTELOS Holdings Corp.	8,415	172
* Neutral Tandem Inc.	13,000	139
Lumos Networks Corp.	8,415	129
* 8x8 Inc.	40,150	127
USA Mobility Inc.	8,600	119
Shenandoah Telecommunications Co.	11,140	117
HickoryTech Corp.	10,322	114
* Iridium Communications Inc.	11,600	89
SureWest Communications	6,700	81
* Cbeyond Inc.	9,473	76
IDT Corp. Class B	7,866	74

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

		Market
		Value
	Shares	($000)
* Globalstar Inc.	109,992	59
^ Alaska Communications Systems Group Inc.	18,871	57
* Towerstream Corp.	4,600	10
* FiberTower Corp.	9,204	2
		185,660
Utilities (2.3%)
Southern Co.	424,745	19,661
Dominion Resources Inc.	282,041	14,971
Duke Energy Corp.	660,004	14,520
Exelon Corp.	328,496	14,247
NextEra Energy Inc.	198,730	12,099
American Electric Power Co. Inc.	239,088	9,877
FirstEnergy Corp.	207,358	9,186
Consolidated Edison Inc.	145,324	9,015
PPL Corp.	286,487	8,429
Public Service Enterprise Group Inc.	251,050	8,287
PG&E Corp.	199,577	8,227
Progress Energy Inc.	146,159	8,188
Xcel Energy Inc.	239,857	6,630
Entergy Corp.	87,514	6,393
Edison International	153,307	6,347
Sempra Energy	113,033	6,217
DTE Energy Co.	83,913	4,569
ONEOK Inc.	48,772	4,228
Wisconsin Energy Corp.	116,176	4,062
CenterPoint Energy Inc.	200,717	4,032
Ameren Corp.	119,958	3,974
* AES Corp.	329,986	3,907
Constellation Energy Group Inc.	94,925	3,766
NiSource Inc.	139,405	3,319
Northeast Utilities	87,966	3,173
American Water Works Co. Inc.	87,362	2,783
CMS Energy Corp.	126,024	2,783
OGE Energy Corp.	48,805	2,768
SCANA Corp.	61,008	2,749
Pinnacle West Capital Corp.	54,486	2,625
* Calpine Corp.	159,955	2,612
AGL Resources Inc.	58,645	2,478
Alliant Energy Corp.	55,416	2,444
NSTAR	51,753	2,430
Pepco Holdings Inc.	112,920	2,292
* NRG Energy Inc.	120,412	2,182
Integrys Energy Group Inc.	38,941	2,110
MDU Resources Group Inc.	94,147	2,020
TECO Energy Inc.	102,561	1,963
National Fuel Gas Co.	35,036	1,947
ITC Holdings Corp.	25,602	1,943
NV Energy Inc.	118,463	1,937
Questar Corp.	88,194	1,752
Westar Energy Inc.	57,614	1,658
UGI Corp.	56,132	1,650
Aqua America Inc.	68,816	1,517
Atmos Energy Corp.	45,206	1,508
Great Plains Energy Inc.	68,420	1,490
Hawaiian Electric Industries Inc.	47,924	1,269
Vectren Corp.	41,000	1,239
Piedmont Natural Gas Co. Inc.	36,239	1,231
Cleco Corp.	30,453	1,160
WGL Holdings Inc.	25,563	1,130
IDACORP Inc.	25,012	1,061
New Jersey Resources Corp.	20,986	1,033
* GenOn Energy Inc.	384,995	1,005
Portland General Electric Co.	38,016	961
Southwest Gas Corp.	21,827	927

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Market
				Value
			Shares	($000)
UIL Holdings Corp.			25,472	901
South Jersey Industries Inc.			15,208	864
PNM Resources Inc.			41,423	755
Avista Corp.			29,302	755
Allete Inc.			16,560	695
Unisource Energy Corp.			18,562	685
Northwest Natural Gas Co.			13,650	654
El Paso Electric Co.			18,721	649
NorthWestern Corp.			17,983	644
Black Hills Corp.			18,969	637
MGE Energy Inc.			11,895	556
CH Energy Group Inc.			7,600	444
Laclede Group Inc.			10,100	409
California Water Service Group			20,426	373
Empire District Electric Co.			17,600	371
Otter Tail Corp.			16,268	358
American States Water Co.			9,057	316
Ormat Technologies Inc.			9,113	164
Central Vermont Public Service Corp.			4,530	159
SJW Corp.			6,600	156
* Dynegy Inc. Class A			54,001	150
Middlesex Water Co.			7,966	149
Connecticut Water Service Inc.			5,347	145
Chesapeake Utilities Corp.			3,175	138
Consolidated Water Co. Ltd.			15,254	131
Unitil Corp.			3,000	85
York Water Co.			4,641	82
* Cadiz Inc.			8,388	81
Genie Energy Ltd. Class B			7,866	62
Pennichuck Corp.			500	14
Artesian Resources Corp. Class A			500	9
* Synthesis Energy Systems Inc.			4,797	7
RGC Resources Inc.			198	4

				269,583

Total Common Stocks (Cost $5,012,519)				6,909,326

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (28.0%)
U.S. Government Securities (15.1%)
United States Treasury Note/Bond	0.875%	1/31/12	100	100
United States Treasury Note/Bond	4.750%	1/31/12	825	828
United States Treasury Note/Bond	4.625%	2/29/12	500	504
United States Treasury Note/Bond	4.500%	3/31/12	800	809
United States Treasury Note/Bond	4.500%	4/30/12	1,200	1,217
United States Treasury Note/Bond	4.750%	5/31/12	100	102
United States Treasury Note/Bond	1.875%	6/15/12	225	227
United States Treasury Note/Bond	0.625%	6/30/12	350	351
United States Treasury Note/Bond	4.875%	6/30/12	475	486
United States Treasury Note/Bond	4.125%	8/31/12	525	539
United States Treasury Note/Bond	4.000%	11/15/12	2,600	2,687
United States Treasury Note/Bond	0.500%	11/30/12	2,625	2,634
United States Treasury Note/Bond	1.125%	12/15/12	18,525	18,696
United States Treasury Note/Bond	0.625%	12/31/12	1,470	1,477
United States Treasury Note/Bond	1.375%	1/15/13	85,050	86,099
United States Treasury Note/Bond	0.625%	1/31/13	8,800	8,843
United States Treasury Note/Bond	1.375%	2/15/13	16,050	16,263
United States Treasury Note/Bond	0.625%	2/28/13	125	126
United States Treasury Note/Bond	0.750%	3/31/13	2,725	2,744
United States Treasury Note/Bond	1.750%	4/15/13	14,600	14,890
United States Treasury Note/Bond	0.625%	4/30/13	1,100	1,106

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	5/15/13	46,425	47,158
United States Treasury Note/Bond	0.500%	5/31/13	725	728
United States Treasury Note/Bond	3.500%	5/31/13	1,250	1,307
United States Treasury Note/Bond	0.375%	6/30/13	5,485	5,498
United States Treasury Note/Bond	3.375%	6/30/13	475	497
United States Treasury Note/Bond	1.000%	7/15/13	1,150	1,163
United States Treasury Note/Bond	0.375%	7/31/13	1,815	1,819
United States Treasury Note/Bond	0.750%	8/15/13	27,050	27,278
United States Treasury Note/Bond	4.250%	8/15/13	23,550	25,077
United States Treasury Note/Bond	3.125%	8/31/13	7,850	8,225
United States Treasury Note/Bond	3.125%	9/30/13	435	457
United States Treasury Note/Bond	0.500%	10/15/13	21,450	21,547
United States Treasury Note/Bond	0.250%	10/31/13	175	175
United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,555
United States Treasury Note/Bond	4.250%	11/15/13	1,735	1,864
United States Treasury Note/Bond	1.000%	1/15/14	1,875	1,903
United States Treasury Note/Bond	1.750%	1/31/14	4,675	4,818
United States Treasury Note/Bond	1.250%	2/15/14	6,300	6,430
United States Treasury Note/Bond	4.000%	2/15/14	2,125	2,292
United States Treasury Note/Bond	1.875%	2/28/14	7,825	8,092
United States Treasury Note/Bond	1.250%	3/15/14	275	281
United States Treasury Note/Bond	1.750%	3/31/14	7,575	7,824
United States Treasury Note/Bond	1.250%	4/15/14	36,025	36,813
United States Treasury Note/Bond	1.875%	4/30/14	48,925	50,706
United States Treasury Note/Bond	1.000%	5/15/14	21,230	21,578
United States Treasury Note/Bond	4.750%	5/15/14	9,850	10,880
United States Treasury Note/Bond	2.250%	5/31/14	5,800	6,067
United States Treasury Note/Bond	0.750%	6/15/14	8,500	8,592
United States Treasury Note/Bond	2.625%	6/30/14	6,550	6,923
United States Treasury Note/Bond	0.625%	7/15/14	33,425	33,681
United States Treasury Note/Bond	2.625%	7/31/14	1,250	1,324
United States Treasury Note/Bond	0.500%	8/15/14	10,800	10,852
United States Treasury Note/Bond	4.250%	8/15/14	26,450	29,145
United States Treasury Note/Bond	2.375%	8/31/14	25,150	26,498
United States Treasury Note/Bond	0.250%	9/15/14	8,650	8,631
United States Treasury Note/Bond	2.375%	9/30/14	5,950	6,279
United States Treasury Note/Bond	0.500%	10/15/14	21,920	22,012
United States Treasury Note/Bond	2.375%	10/31/14	5,500	5,810
United States Treasury Note/Bond	0.375%	11/15/14	13,792	13,803
United States Treasury Note/Bond	2.125%	11/30/14	22,975	24,135
United States Treasury Note/Bond	0.250%	12/15/14	12,400	12,361
United States Treasury Note/Bond	2.625%	12/31/14	15,485	16,516
United States Treasury Note/Bond	2.250%	1/31/15	5,550	5,863
United States Treasury Note/Bond	4.000%	2/15/15	4,850	5,387
United States Treasury Note/Bond	11.250%	2/15/15	3,175	4,237
United States Treasury Note/Bond	2.375%	2/28/15	250	265
United States Treasury Note/Bond	2.500%	3/31/15	25	27
United States Treasury Note/Bond	2.500%	4/30/15	5,125	5,469
United States Treasury Note/Bond	4.125%	5/15/15	28,275	31,717
United States Treasury Note/Bond	2.125%	5/31/15	7,375	7,786
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,655
United States Treasury Note/Bond	1.250%	9/30/15	760	780
United States Treasury Note/Bond	4.500%	11/15/15	4,225	4,858
United States Treasury Note/Bond	9.875%	11/15/15	400	542
United States Treasury Note/Bond	1.375%	11/30/15	150	155
United States Treasury Note/Bond	4.500%	2/15/16	5,425	6,274
United States Treasury Note/Bond	2.125%	2/29/16	50	53
United States Treasury Note/Bond	2.375%	3/31/16	4,675	5,007
United States Treasury Note/Bond	2.000%	4/30/16	1,320	1,394
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,629
United States Treasury Note/Bond	1.500%	7/31/16	13,875	14,345
United States Treasury Note/Bond	1.000%	8/31/16	4,650	4,702
United States Treasury Note/Bond	3.000%	8/31/16	9,325	10,274
United States Treasury Note/Bond	3.000%	9/30/16	9,275	10,227

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.000%	10/31/16	7,805	7,882
United States Treasury Note/Bond	4.625%	11/15/16	11,425	13,494
United States Treasury Note/Bond	0.875%	11/30/16	2,920	2,930
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,702
United States Treasury Note/Bond	3.250%	12/31/16	8,050	8,990
United States Treasury Note/Bond	3.125%	1/31/17	18,720	20,814
United States Treasury Note/Bond	4.625%	2/15/17	200	237
United States Treasury Note/Bond	3.000%	2/28/17	6,525	7,217
United States Treasury Note/Bond	3.250%	3/31/17	21,100	23,629
United States Treasury Note/Bond	3.125%	4/30/17	48,600	54,136
United States Treasury Note/Bond	4.500%	5/15/17	550	652
United States Treasury Note/Bond	8.750%	5/15/17	16,050	22,626
United States Treasury Note/Bond	2.500%	6/30/17	39,650	42,890
United States Treasury Note/Bond	2.375%	7/31/17	29,400	31,610
United States Treasury Note/Bond	4.750%	8/15/17	950	1,144
United States Treasury Note/Bond	8.875%	8/15/17	7,000	10,022
United States Treasury Note/Bond	1.875%	8/31/17	16,475	17,250
United States Treasury Note/Bond	1.875%	9/30/17	18,600	19,451
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,475
United States Treasury Note/Bond	2.750%	12/31/17	19,800	21,709
United States Treasury Note/Bond	3.500%	2/15/18	750	855
United States Treasury Note/Bond	2.625%	4/30/18	11,125	12,114
United States Treasury Note/Bond	3.875%	5/15/18	10,000	11,666
United States Treasury Note/Bond	2.375%	6/30/18	13,300	14,254
United States Treasury Note/Bond	2.250%	7/31/18	7,625	8,111
United States Treasury Note/Bond	4.000%	8/15/18	3,650	4,298
United States Treasury Note/Bond	1.500%	8/31/18	5,000	5,073
United States Treasury Note/Bond	1.750%	10/31/18	12,850	13,225
United States Treasury Note/Bond	3.750%	11/15/18	805	936
United States Treasury Note/Bond	1.375%	11/30/18	13,538	13,585
United States Treasury Note/Bond	2.750%	2/15/19	75	82
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,596
United States Treasury Note/Bond	3.125%	5/15/19	1,050	1,177
United States Treasury Note/Bond	3.625%	8/15/19	9,300	10,769
United States Treasury Note/Bond	3.375%	11/15/19	46,472	52,971
United States Treasury Note/Bond	3.625%	2/15/20	8,670	10,053
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,545
United States Treasury Note/Bond	8.750%	5/15/20	2,550	3,992
United States Treasury Note/Bond	8.750%	8/15/20	8,150	12,852
United States Treasury Note/Bond	2.625%	11/15/20	6,673	7,183
United States Treasury Note/Bond	3.625%	2/15/21	5,500	6,384
United States Treasury Note/Bond	7.875%	2/15/21	19,400	29,600
United States Treasury Note/Bond	3.125%	5/15/21	4,562	5,092
United States Treasury Note/Bond	8.125%	5/15/21	490	762
United States Treasury Note/Bond	2.125%	8/15/21	44,320	45,428
United States Treasury Note/Bond	2.000%	11/15/21	9,080	9,179
United States Treasury Note/Bond	8.000%	11/15/21	770	1,203
United States Treasury Note/Bond	7.125%	2/15/23	5,600	8,467
United States Treasury Note/Bond	6.250%	8/15/23	33,000	47,211
United States Treasury Note/Bond	7.500%	11/15/24	675	1,077
United States Treasury Note/Bond	6.875%	8/15/25	600	924
United States Treasury Note/Bond	6.000%	2/15/26	550	792
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,778
United States Treasury Note/Bond	6.125%	11/15/27	150	223
United States Treasury Note/Bond	5.500%	8/15/28	12,445	17,561
United States Treasury Note/Bond	5.250%	11/15/28	75	103
United States Treasury Note/Bond	5.250%	2/15/29	8,540	11,794
United States Treasury Note/Bond	6.250%	5/15/30	5	8
United States Treasury Note/Bond	4.500%	2/15/36	3,595	4,700
United States Treasury Note/Bond	4.750%	2/15/37	200	271
United States Treasury Note/Bond	5.000%	5/15/37	9,025	12,691
United States Treasury Note/Bond	4.375%	2/15/38	12,885	16,638
United States Treasury Note/Bond	3.500%	2/15/39	9,202	10,332
United States Treasury Note/Bond	4.250%	5/15/39	4,175	5,303

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.500%	8/15/39	20,574	27,164
United States Treasury Note/Bond	4.375%	11/15/39	22,036	28,561
United States Treasury Note/Bond	4.625%	2/15/40	17,760	23,912
United States Treasury Note/Bond	4.375%	5/15/40	950	1,232
United States Treasury Note/Bond	3.875%	8/15/40	7,495	8,969
United States Treasury Note/Bond	4.250%	11/15/40	5,230	6,658
United States Treasury Note/Bond	4.750%	2/15/41	25,088	34,516
United States Treasury Note/Bond	4.375%	5/15/41	7,490	9,742
United States Treasury Note/Bond	3.750%	8/15/41	8,116	9,527
				1,735,967
Agency Bonds and Notes (2.0%)
2 Ally Financial Inc.	2.200%	12/19/12	850	866
2 Citibank NA	1.750%	12/28/12	1,100	1,116
2 Citigroup Funding Inc.	2.250%	12/10/12	250	255
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,566
3 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	225	228
3 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	129
3 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	179
3 Federal Farm Credit Bank	1.875%	12/7/12	475	482
3 Federal Farm Credit Bank	1.750%	2/21/13	450	458
3 Federal Farm Credit Bank	1.375%	6/25/13	390	396
3 Federal Farm Credit Bank	1.125%	2/27/14	700	710
3 Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,048
3 Federal Farm Credit Bank	3.000%	9/22/14	300	319
3 Federal Farm Credit Bank	1.625%	11/19/14	700	720
3 Federal Farm Credit Bank	1.500%	11/16/15	350	358
3 Federal Farm Credit Bank	5.125%	8/25/16	925	1,093
3 Federal Farm Credit Bank	4.875%	1/17/17	850	1,001
3 Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	338
3 Federal Home Loan Banks	1.500%	1/16/13	1,525	1,545
3 Federal Home Loan Banks	1.625%	3/20/13	200	203
3 Federal Home Loan Banks	1.000%	3/27/13	2,200	2,220
3 Federal Home Loan Banks	5.375%	6/14/13	250	268
3 Federal Home Loan Banks	1.875%	6/21/13	2,855	2,922
3 Federal Home Loan Banks	5.125%	8/14/13	1,115	1,201
3 Federal Home Loan Banks	4.000%	9/6/13	2,925	3,104
3 Federal Home Loan Banks	5.250%	9/13/13	1,800	1,947
3 Federal Home Loan Banks	4.500%	9/16/13	1,475	1,580
3 Federal Home Loan Banks	3.625%	10/18/13	4,200	4,444
3 Federal Home Loan Banks	0.375%	11/27/13	900	900
3 Federal Home Loan Banks	3.125%	12/13/13	3,750	3,944
3 Federal Home Loan Banks	0.875%	12/27/13	8,000	8,078
3 Federal Home Loan Banks	1.375%	5/28/14	1,200	1,226
3 Federal Home Loan Banks	2.500%	6/13/14	200	209
3 Federal Home Loan Banks	5.500%	8/13/14	400	451
3 Federal Home Loan Banks	4.500%	11/14/14	200	222
3 Federal Home Loan Banks	2.750%	12/12/14	125	133
3 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,453
3 Federal Home Loan Banks	4.750%	12/16/16	875	1,029
3 Federal Home Loan Banks	4.875%	5/17/17	900	1,071
3 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,828
3 Federal Home Loan Banks	5.375%	8/15/18	225	278
3 Federal Home Loan Banks	4.125%	3/13/20	2,250	2,581
3 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,244
3 Federal Home Loan Banks	5.625%	6/11/21	1,100	1,405
3 Federal Home Loan Banks	5.500%	7/15/36	1,275	1,654
4 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	8,375	8,408
4 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	1,000	1,005
4 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	2,825	2,858
4 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	1,500	1,509
4 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	760	799
4 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	10,325	10,994
4 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	3,525	3,756
4 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	1,550	1,550

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	2,000	2,000
4 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,812
4 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	7,500	7,643
4 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,307
4 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,779
4 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,417
4 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,200	1,214
4 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	350	354
4 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	550	556
4 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	625	623
4 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	1,525	1,532
4 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	1,300	1,301
4 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	4,000	4,497
4 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,033
4 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,534
4 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,170
4 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,711
4 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	356
4 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,591
4 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,382
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,808
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,225	3,683
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,257
4 Federal National Mortgage Assn.	0.375%	12/28/12	575	576
4 Federal National Mortgage Assn.	3.625%	2/12/13	3,550	3,683
4 Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,339
4 Federal National Mortgage Assn.	0.750%	2/26/13	1,650	1,659
4 Federal National Mortgage Assn.	4.625%	5/1/13	700	737
4 Federal National Mortgage Assn.	1.750%	5/7/13	223	228
4 Federal National Mortgage Assn.	0.500%	8/9/13	467	468
4 Federal National Mortgage Assn.	0.750%	12/18/13	1,400	1,409
4 Federal National Mortgage Assn.	5.125%	1/2/14	975	1,057
4 Federal National Mortgage Assn.	1.250%	2/27/14	1,100	1,118
4 Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,180
4 Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,435
4 Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,742
4 Federal National Mortgage Assn.	1.125%	6/27/14	625	634
4 Federal National Mortgage Assn.	0.875%	8/28/14	5,850	5,897
4 Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,236
4 Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,250
4 Federal National Mortgage Assn.	0.625%	10/30/14	1,600	1,601
4 Federal National Mortgage Assn.	2.625%	11/20/14	3,250	3,439
4 Federal National Mortgage Assn.	0.750%	12/19/14	1,525	1,532
4 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,055
4 Federal National Mortgage Assn.	1.625%	10/26/15	4,850	4,986
4 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,504
4 Federal National Mortgage Assn.	2.375%	4/11/16	2,000	2,115
4 Federal National Mortgage Assn.	5.250%	9/15/16	2,325	2,765
4 Federal National Mortgage Assn.	1.250%	9/28/16	2,700	2,716
4 Federal National Mortgage Assn.	1.375%	11/15/16	4,125	4,170
4 Federal National Mortgage Assn.	4.875%	12/15/16	1,625	1,918
4 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,340
4 Federal National Mortgage Assn.	0.000%	10/9/19	500	380
4 Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,535
4 Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,652
4 Federal National Mortgage Assn.	6.625%	11/15/30	915	1,354
4 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,719
3 Financing Corp. Fico	9.800%	4/6/18	500	736
3 Financing Corp. Fico	9.650%	11/2/18	475	706
2 General Electric Capital Corp.	2.125%	12/21/12	825	840
2 General Electric Capital Corp.	2.625%	12/28/12	675	691
Israel Government AID Bond	5.500%	12/4/23	375	481
Israel Government AID Bond	5.500%	4/26/24	1,400	1,798
2 JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,426

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Private Export Funding Corp.	3.050%	10/15/14	150	159
	Private Export Funding Corp.	2.250%	12/15/17	200	209
	Private Export Funding Corp.	4.375%	3/15/19	350	411
	Private Export Funding Corp.	4.300%	12/15/21	175	200
	Private Export Funding Corp.	2.800%	5/15/22	200	202
3	Tennessee Valley Authority	4.500%	4/1/18	450	529
3	Tennessee Valley Authority	3.875%	2/15/21	500	569
3	Tennessee Valley Authority	6.750%	11/1/25	100	142
3	Tennessee Valley Authority	7.125%	5/1/30	1,500	2,283
3	Tennessee Valley Authority	4.650%	6/15/35	500	586
3	Tennessee Valley Authority	5.500%	6/15/38	225	296
3	Tennessee Valley Authority	5.250%	9/15/39	425	542
3	Tennessee Valley Authority	5.375%	4/1/56	375	506
3	Tennessee Valley Authority	4.625%	9/15/60	324	382
					223,964
Conventional Mortgage-Backed Securities (10.5%)
4,5,6	Fannie Mae Pool	3.000%	1/1/27	10,600	10,946
4,5,6	Fannie Mae Pool	3.500%	2/1/26–1/1/42	41,105	42,754
4,5,6	Fannie Mae Pool	4.000%	7/1/18–1/1/42	101,734	107,150
4,5,6	Fannie Mae Pool	4.500%	5/1/18–1/1/42	95,308	101,711
4,5,6	Fannie Mae Pool	5.000%	1/1/12–1/1/42	89,904	97,219
4,5,6	Fannie Mae Pool	5.500%	11/1/16–11/1/41	79,824	87,233
4,5,6	Fannie Mae Pool	6.000%	8/1/13–1/1/42	56,904	62,978
4,5	Fannie Mae Pool	6.500%	12/1/12–1/1/39	18,236	20,397
4,5	Fannie Mae Pool	7.000%	7/1/14–11/1/37	4,824	5,508
4,5	Fannie Mae Pool	7.500%	4/1/15–12/1/32	764	866
4,5	Fannie Mae Pool	8.000%	7/1/15–11/1/30	119	134
4,5	Fannie Mae Pool	8.500%	11/1/18–9/1/30	91	104
4,5	Fannie Mae Pool	9.000%	1/1/21–8/1/26	30	31
4,5	Fannie Mae Pool	9.500%	5/1/16–2/1/25	6	7
4,5	Fannie Mae Pool	10.000%	1/1/20–8/1/21	1	1
4,5	Fannie Mae Pool	10.500%	8/1/20	—	—
4,5,6	Freddie Mac Gold Pool	3.000%	1/1/27	7,350	7,584
4,5,6	Freddie Mac Gold Pool	3.500%	12/1/25–1/1/42	23,907	25,084
4,5,6	Freddie Mac Gold Pool	4.000%	2/1/12–1/1/42	64,024	67,254
4,5,6	Freddie Mac Gold Pool	4.500%	9/1/15–1/1/42	67,331	71,484
4,5	Freddie Mac Gold Pool	5.000%	4/1/17–7/1/41	60,117	64,703
4,5	Freddie Mac Gold Pool	5.500%	1/1/14–5/1/40	57,903	63,311
4,5,6	Freddie Mac Gold Pool	6.000%	3/1/12–1/1/42	38,070	41,979
4,5	Freddie Mac Gold Pool	6.500%	2/1/12–1/1/39	10,624	11,921
4,5	Freddie Mac Gold Pool	7.000%	2/1/12–12/1/38	2,477	2,833
4,5	Freddie Mac Gold Pool	7.500%	5/1/12–1/1/32	339	387
4,5	Freddie Mac Gold Pool	8.000%	6/1/12–10/1/31	394	441
4,5	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	49	58
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	34	39
4,5	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	5	5
4,5	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	5	6
5,6	Ginnie Mae I Pool	3.500%	2/15/26–1/1/42	5,186	5,447
5,6	Ginnie Mae I Pool	4.000%	1/15/25–1/1/42	24,273	26,026
5,6	Ginnie Mae I Pool	4.500%	8/15/18–1/1/42	43,831	47,809
5	Ginnie Mae I Pool	5.000%	1/15/18–8/15/40	27,745	30,784
5	Ginnie Mae I Pool	5.500%	3/15/15–5/15/39	16,550	18,649
5	Ginnie Mae I Pool	6.000%	12/15/13–6/15/40	11,394	12,951
5	Ginnie Mae I Pool	6.500%	3/15/13–8/15/39	3,385	3,867
5	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,676	1,942
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	465	527
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	308	343
5	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	38	41
5	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	59	66
5	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	4	4
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5,6	Ginnie Mae II Pool	3.500%	10/20/26–1/1/42	3,280	3,427

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	Ginnie Mae II Pool	4.000%	2/20/26–1/1/42	31,130	33,313
5,6	Ginnie Mae II Pool	4.500%	11/20/35–1/1/42	52,924	57,651
5	Ginnie Mae II Pool	5.000%	3/20/18–6/20/41	38,382	42,496
5	Ginnie Mae II Pool	5.500%	11/20/34–8/20/40	14,998	16,811
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	9,062	10,257
5	Ginnie Mae II Pool	6.500%	12/20/35–12/20/37	3,194	3,636
5	Ginnie Mae II Pool	7.000%	4/20/38	72	83
					1,210,259
Nonconventional Mortgage-Backed Securities (0.4%)
4,5	Fannie Mae Pool	2.375%	2/1/36	228	233
4,5	Fannie Mae Pool	2.392%	9/1/34	123	130
4,5	Fannie Mae Pool	2.496%	12/1/35	404	425
4,5	Fannie Mae Pool	2.559%	1/1/35	419	446
4,5	Fannie Mae Pool	2.571%	12/1/40	511	525
4,5	Fannie Mae Pool	2.576%	10/1/40	629	647
4,5	Fannie Mae Pool	2.685%	11/1/33	122	131
4,5	Fannie Mae Pool	2.697%	8/1/35	343	349
4,5	Fannie Mae Pool	2.849%	3/1/41	641	664
4,5	Fannie Mae Pool	2.933%	12/1/40	359	370
4,5	Fannie Mae Pool	3.014%	3/1/41	306	318
4,5	Fannie Mae Pool	3.117%	12/1/40	383	399
4,5	Fannie Mae Pool	3.123%	2/1/41	403	420
4,5	Fannie Mae Pool	3.158%	2/1/41	422	436
4,5	Fannie Mae Pool	3.173%	12/1/40	401	417
4,5	Fannie Mae Pool	3.207%	8/1/40	394	410
4,5	Fannie Mae Pool	3.209%	9/1/40	425	442
4,5	Fannie Mae Pool	3.235%	10/1/40	687	715
4,5	Fannie Mae Pool	3.284%	11/1/40	370	385
4,5	Fannie Mae Pool	3.295%	1/1/40	699	729
4,5	Fannie Mae Pool	3.347%	1/1/40	778	812
4,5	Fannie Mae Pool	3.377%	5/1/40	319	334
4,5	Fannie Mae Pool	3.451%	12/1/39	894	933
4,5	Fannie Mae Pool	3.512%	5/1/40	261	274
4,5	Fannie Mae Pool	3.535%	3/1/40	1,072	1,121
4,5	Fannie Mae Pool	3.538%	10/1/39	199	208
4,5	Fannie Mae Pool	3.610%	4/1/41	580	602
4,5	Fannie Mae Pool	3.616%	11/1/39	167	175
4,5	Fannie Mae Pool	3.623%	11/1/39	245	256
4,5	Fannie Mae Pool	3.767%	2/1/40	1,122	1,190
4,5	Fannie Mae Pool	3.801%	12/1/35	675	716
4,5	Fannie Mae Pool	4.507%	11/1/34	502	532
4,5	Fannie Mae Pool	4.515%	8/1/37	506	529
4,5	Fannie Mae Pool	4.582%	8/1/35	448	474
4,5	Fannie Mae Pool	4.977%	12/1/33	144	153
4,5	Fannie Mae Pool	5.038%	1/1/37	305	325
4,5	Fannie Mae Pool	5.051%	3/1/37	382	407
4,5	Fannie Mae Pool	5.092%	3/1/38	257	277
4,5	Fannie Mae Pool	5.255%	3/1/37	330	342
4,5	Fannie Mae Pool	5.639%	3/1/37	370	382
4,5	Fannie Mae Pool	5.664%	4/1/37	105	110
4,5	Fannie Mae Pool	5.710%	4/1/37	572	617
4,5	Fannie Mae Pool	5.726%	2/1/37	295	309
4,5	Fannie Mae Pool	5.736%	12/1/37	736	822
4,5	Fannie Mae Pool	5.890%	11/1/36	792	855
4,5	Fannie Mae Pool	5.909%	6/1/36	86	93
4,5	Fannie Mae Pool	5.925%	8/1/37	302	320
4,5	Fannie Mae Pool	5.986%	7/1/37	85	91
4,5	Fannie Mae Pool	6.304%	9/1/37	249	261
4,5	Freddie Mac Non Gold Pool	2.085%	1/1/37	306	323
4,5	Freddie Mac Non Gold Pool	2.366%	12/1/34	467	492
4,5	Freddie Mac Non Gold Pool	2.375%	11/1/34	152	161
4,5	Freddie Mac Non Gold Pool	2.477%	1/1/35	29	31
4,5	Freddie Mac Non Gold Pool	2.506%	3/1/36	401	427
4,5	Freddie Mac Non Gold Pool	2.507%	12/1/34	165	174

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Freddie Mac Non Gold Pool	2.580%	12/1/36	174	183
4,5	Freddie Mac Non Gold Pool	2.627%	12/1/40	489	504
4,5	Freddie Mac Non Gold Pool	2.713%	12/1/40	1,021	1,054
4,5	Freddie Mac Non Gold Pool	2.780%	11/1/40	333	344
4,5	Freddie Mac Non Gold Pool	2.826%	1/1/41	525	539
4,5	Freddie Mac Non Gold Pool	2.981%	2/1/41	816	847
4,5	Freddie Mac Non Gold Pool	3.090%	3/1/41	467	486
4,5	Freddie Mac Non Gold Pool	3.149%	11/1/40	402	419
4,5	Freddie Mac Non Gold Pool	3.272%	6/1/40	338	353
4,5	Freddie Mac Non Gold Pool	3.334%	4/1/40	424	443
4,5	Freddie Mac Non Gold Pool	3.355%	5/1/40	208	217
4,5	Freddie Mac Non Gold Pool	3.449%	5/1/40	227	237
4,5	Freddie Mac Non Gold Pool	3.590%	6/1/40	305	320
4,5	Freddie Mac Non Gold Pool	3.596%	6/1/40	507	530
4,5	Freddie Mac Non Gold Pool	3.607%	1/1/40	418	437
4,5	Freddie Mac Non Gold Pool	3.670%	9/1/40	731	766
4,5	Freddie Mac Non Gold Pool	3.977%	3/1/40	1,074	1,131
4,5	Freddie Mac Non Gold Pool	4.546%	7/1/35	282	300
4,5	Freddie Mac Non Gold Pool	4.746%	5/1/38	141	151
4,5	Freddie Mac Non Gold Pool	5.028%	5/1/35	477	514
4,5	Freddie Mac Non Gold Pool	5.132%	4/1/37	457	487
4,5	Freddie Mac Non Gold Pool	5.314%	3/1/37	483	508
4,5	Freddie Mac Non Gold Pool	5.358%	12/1/35	294	312
4,5	Freddie Mac Non Gold Pool	5.414%	4/1/37	723	756
4,5	Freddie Mac Non Gold Pool	5.493%	1/1/38	322	346
4,5	Freddie Mac Non Gold Pool	5.523%	2/1/36	385	418
4,5	Freddie Mac Non Gold Pool	5.534%	3/1/37	101	108
4,5	Freddie Mac Non Gold Pool	5.565%	4/1/37	284	293
4,5	Freddie Mac Non Gold Pool	5.712%	6/1/37	482	503
4,5	Freddie Mac Non Gold Pool	5.726%	9/1/36	455	488
4,5	Freddie Mac Non Gold Pool	5.750%	5/1/36	246	262
4,5	Freddie Mac Non Gold Pool	5.781%	10/1/37	218	229
4,5	Freddie Mac Non Gold Pool	5.788%	9/1/37	477	516
4,5	Freddie Mac Non Gold Pool	5.829%	8/1/37	365	396
4,5	Freddie Mac Non Gold Pool	5.861%	5/1/37	780	843
4,5	Freddie Mac Non Gold Pool	5.904%	12/1/36	172	185
4,5	Freddie Mac Non Gold Pool	6.070%	10/1/37	71	77
4,5	Freddie Mac Non Gold Pool	6.394%	2/1/37	203	220
5	Ginnie Mae II Pool	2.500%	1/20/41–11/20/41	3,576	3,701
5	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	854	892
5	Ginnie Mae II Pool	3.500%	1/20/41	472	502
5	Ginnie Mae II Pool	4.000%	12/20/39	1,146	1,218
5	Ginnie Mae II Pool	4.500%	10/20/39	101	109
5	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	167	178

					47,041

Total U.S. Government and Agency Obligations (Cost $3,040,146)					3,217,231

Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
5	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.050%	11/10/38	38	38
5	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.153%	11/10/38	150	155
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.877%	7/10/42	900	949
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.066%	11/10/42	125	128
5	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.727%	7/10/43	235	242
5	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.118%	7/11/43	602	607
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.731%	5/10/45	500	561

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.766%	5/10/45	160	127
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.372%	9/10/45	600	662
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.421%	9/10/45	10	10
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.115%	10/10/45	400	441
5	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.634%	7/10/46	1,075	1,193
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.193%	9/10/47	100	108
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.193%	9/10/47	170	161
5	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.414%	9/10/47	825	888
5	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.448%	9/10/47	125	119
5,7	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	6.205%	2/10/51	1,400	1,578
5,7	Bear Stearns Commercial Mortgage Securities	5.532%	4/12/38	350	390
5,7	Bear Stearns Commercial Mortgage Securities	5.533%	4/12/38	250	262
5	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	558	565
5,7	Bear Stearns Commercial Mortgage Securities	5.759%	9/11/38	125	99
5,7	Bear Stearns Commercial Mortgage Securities	5.759%	9/11/38	275	283
5,7	Bear Stearns Commercial Mortgage Securities	5.441%	3/11/39	175	195
5,7	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	750	779
5	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	300	308
5,7	Bear Stearns Commercial Mortgage Securities	5.662%	6/11/40	802	814
5,7	Bear Stearns Commercial Mortgage Securities	5.714%	6/11/40	125	77
5	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	200	184
5,7	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	160	164
5,7	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	397	419
5	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	13	13
5	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	100	90
5,7	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	1,075	1,229
5,7	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	269	271
5,7	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	335	335
5,7	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	200	144
5	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	945	968
5,7	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	300	332
5	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	850	932
5,7	Bear Stearns Commercial Mortgage Securities	5.897%	6/11/50	225	213
5	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,987
5	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	400	482
5	Chase Issuance Trust	5.400%	7/15/15	400	427
8	Cie de Financement Foncier	2.125%	4/22/13	375	370
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,178
5	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	276
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	325	390
5	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	201
5,7	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	53
5,7	Citigroup Commercial Mortgage Trust	5.728%	3/15/49	550	607
5	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	151
5	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	100	77
5,7	Citigroup Commercial Mortgage Trust	5.697%	12/10/49	275	270
5,7	Citigroup Commercial Mortgage Trust	5.697%	12/10/49	850	936
5,7	Citigroup Commercial Mortgage Trust	6.072%	12/10/49	650	727
5,7	Citigroup Commercial Mortgage Trust	6.072%	12/10/49	350	338
5,7	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	300	317
5,7	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	600	663
5,7	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,650	1,818
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	425	401
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	1,386	1,397

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	675	712
5,8	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	622	665
5	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	875	896
5	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	800	840
5,7	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	475	522
5,7	Commercial Mortgage Pass Through Certificates	5.750%	6/10/46	555	617
5,7	Commercial Mortgage Pass Through Certificates	5.776%	6/10/46	200	204
5	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	116	116
5,7	Commercial Mortgage Pass Through Certificates	5.814%	12/10/49	900	1,000
5,7	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,500	1,566
5	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	50	49
5,7	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	500	542
5,7	Credit Suisse First Boston Mortgage Securities Corp.	5.075%	2/15/38	140	138
5	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	770	787
5,7	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	80	86
5,7	Credit Suisse First Boston Mortgage Securities Corp.	5.190%	8/15/38	150	142
5,7	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	160	148
5,7	Credit Suisse Mortgage Capital Certificates	5.817%	6/15/38	975	1,085
5,7	Credit Suisse Mortgage Capital Certificates	5.817%	6/15/38	52	51
5,7	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	575	637
5,7	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	175	153
5,7	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	400	400
5,7	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	250	261
5	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	71
5	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	200	214
5	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	535
5,7	CW Capital Cobalt Ltd.	5.816%	5/15/46	1,000	1,091
5	Discover Card Master Trust	5.650%	12/15/15	1,650	1,764
5	Discover Card Master Trust	5.650%	3/16/20	375	448
5,7	First Union Commercial Mortgage Trust	6.613%	10/15/35	186	190
5	Ford Credit Auto Owner Trust	2.420%	11/15/14	225	228
5	Ford Credit Auto Owner Trust	2.150%	6/15/15	825	845
5	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	876	895
5,7	GE Capital Commercial Mortgage Corp.	5.330%	3/10/44	325	320
5,7	GE Capital Commercial Mortgage Corp.	5.330%	3/10/44	950	1,042
5	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	400	418
5	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	27	27
5	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	150	153
5	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	79
5	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	40	41
5	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	950	1,007
5	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	175	186
5	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	464	473
5,7	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,275
5	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	130	131
5,7	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,125	1,204
5,7	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	275	251
5,7	Greenwich Capital Commercial Funding Corp.	5.882%	7/10/38	225	223
5	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	70
5,7	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,775	1,894
5,7	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	100	100
5,7	GS Mortgage Securities Corp. II	5.506%	4/10/38	526	532
5,7	GS Mortgage Securities Corp. II	5.553%	4/10/38	1,000	1,088
5,7	GS Mortgage Securities Corp. II	5.622%	4/10/38	250	247
5,7	GS Mortgage Securities Corp. II	5.396%	8/10/38	800	851
5	GS Mortgage Securities Corp. II	3.707%	8/10/44	145	151
5	Honda Auto Receivables Owner Trust	1.800%	4/17/17	150	152
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	296	301
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	150	153
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.358%	8/12/37	100	93

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.824%	9/12/37	148	148
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	488	512
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	110	115
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.579%	6/12/41	900	970
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	135	142
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.319%	1/12/43	10	10
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	350	384
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.450%	12/12/44	150	149
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.247%	12/15/44	175	184
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.326%	12/15/44	70	68
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.874%	4/15/45	775	868
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.875%	4/15/45	155	119
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.875%	4/15/45	80	82
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	375	362
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	225	228
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.447%	5/15/45	350	359
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	500	536
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.816%	6/15/49	210	224
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	1,105	1,219
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	535	538
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.892%	2/12/51	175	174
5,7	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	1,355	1,489
5,7	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,299	1,368
5	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	619
5,7	LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	350	384
5,7	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,380
5,7	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	133
5	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,300	1,319
5	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	231	238
5	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	847
5,7	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	400	419
5,7	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,554
5,7	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,000	1,116
5	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	105
5	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	206	224
5	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	300	320
5	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	243
5,7	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	75	69
5,7	LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	150	138
5,7	LB-UBS Commercial Mortgage Trust	6.145%	4/15/41	260	245
5,7	LB-UBS Commercial Mortgage Trust	6.145%	4/15/41	200	226
5,7	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	675	739

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,7	Merrill Lynch Mortgage Trust	5.236%	11/12/35	750	781
5,7	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	42
5,7	Merrill Lynch Mortgage Trust	5.665%	5/12/39	800	903
5,7	Merrill Lynch Mortgage Trust	5.666%	5/12/39	100	105
5,7	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	246
5,7	Merrill Lynch Mortgage Trust	5.802%	8/12/43	150	101
5,7	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,828
5,7	Merrill Lynch Mortgage Trust	5.834%	6/12/50	165	156
5,7	Merrill Lynch Mortgage Trust	5.834%	6/12/50	1,450	1,564
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	244	249
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	800
5,7	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.906%	6/12/46	900	1,019
5,7	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	160	162
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,644
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	593	598
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	150	159
5	Morgan Stanley Capital I	4.970%	4/14/40	850	894
5,7	Morgan Stanley Capital I	5.110%	6/15/40	950	1,016
5,7	Morgan Stanley Capital I	5.270%	6/13/41	400	424
5,7	Morgan Stanley Capital I	5.814%	8/12/41	110	121
5	Morgan Stanley Capital I	5.328%	11/12/41	250	275
5	Morgan Stanley Capital I	5.360%	11/12/41	375	362
5,7	Morgan Stanley Capital I	4.840%	12/13/41	65	58
5	Morgan Stanley Capital I	4.970%	12/15/41	805	844
5	Morgan Stanley Capital I	5.168%	1/14/42	425	460
5,7	Morgan Stanley Capital I	5.638%	6/11/42	75	77
5,7	Morgan Stanley Capital I	5.638%	6/11/42	850	969
5	Morgan Stanley Capital I	4.989%	8/13/42	1,350	1,469
5,7	Morgan Stanley Capital I	5.073%	8/13/42	180	166
5,7	Morgan Stanley Capital I	5.230%	9/15/42	1,075	1,194
5,7	Morgan Stanley Capital I	5.727%	10/15/42	550	612
5,7	Morgan Stanley Capital I	5.732%	10/15/42	200	173
5,7	Morgan Stanley Capital I	5.732%	10/15/42	30	30
5,7	Morgan Stanley Capital I	5.202%	11/14/42	900	991
5	Morgan Stanley Capital I	5.332%	12/15/43	350	387
5,7	Morgan Stanley Capital I	5.417%	3/12/44	575	640
5,7	Morgan Stanley Capital I	5.773%	7/12/44	250	265
5,7	Morgan Stanley Capital I	5.793%	7/12/44	225	186
5	Morgan Stanley Capital I	4.660%	9/13/45	279	292
5,7	Morgan Stanley Capital I	5.684%	4/15/49	250	202
5,7	Morgan Stanley Capital I	5.692%	4/15/49	1,100	1,164
5,7	Morgan Stanley Capital I	5.544%	11/12/49	275	285
5	Morgan Stanley Capital I	5.809%	12/12/49	615	681
5,7	Morgan Stanley Capital I	6.108%	12/12/49	225	220
5	Morgan Stanley Capital I	5.090%	10/12/52	163	163
5,7	Morgan Stanley Capital I	5.204%	10/12/52	260	267
5	Morgan Stanley Capital I	4.770%	7/15/56	170	163
5	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,375	1,412
5	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	802	820
5	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	266	270
8	Northern Rock Asset Management plc	5.625%	6/22/17	500	530
5	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,387
8	Royal Bank of Canada	3.125%	4/14/15	425	450
5,7	TIAA Seasoned Commercial Mortgage Trust	5.739%	8/15/39	160	152
5	USAA Auto Owner Trust	4.710%	2/18/14	464	466
5,7	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	156
5,7	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	550	578
5	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	32	32
5	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	456	480
5,7	Wachovia Bank Commercial Mortgage Trust	5.316%	7/15/41	850	908
5	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,211
5,7	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	435
5,7	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	75	70
5,7	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	384

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,7	Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	800	894
5	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,139
5	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	65	68
5	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	140
5,7	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	60	59
5,7	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	850	933
5,7	Wachovia Bank Commercial Mortgage Trust	5.269%	12/15/44	1,100	1,216
5,7	Wachovia Bank Commercial Mortgage Trust	5.319%	12/15/44	50	52
5,7	Wachovia Bank Commercial Mortgage Trust	5.970%	6/15/45	67	68
5,7	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	950	1,060
5	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	200	214
5	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,599
5	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	371

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $113,734)					126,986

Corporate Bonds (8.2%)
Finance (2.7%)
	Banking (1.8%)
	Abbey National Treasury Services plc	2.875%	4/25/14	600	559
	Abbey National Treasury Services plc	4.000%	4/27/16	150	135
	American Express Bank FSB	6.000%	9/13/17	225	256
	American Express Centurion Bank	5.950%	6/12/17	75	85
	American Express Centurion Bank	6.000%	9/13/17	1,750	1,994
	American Express Co.	7.250%	5/20/14	425	475
	American Express Co.	5.500%	9/12/16	350	386
	American Express Co.	6.150%	8/28/17	225	257
	American Express Co.	7.000%	3/19/18	1,000	1,204
	American Express Co.	8.125%	5/20/19	1,125	1,450
5	American Express Co.	6.800%	9/1/66	450	449
	American Express Credit Corp.	7.300%	8/20/13	1,200	1,301
	American Express Credit Corp.	5.125%	8/25/14	275	296
	American Express Credit Corp.	2.750%	9/15/15	575	577
	Banco Santander Chile	2.875%	11/13/12	200	200
	BanColombia SA	4.250%	1/12/16	525	520
	Bank of America Corp.	4.875%	1/15/13	350	352
	Bank of America Corp.	7.375%	5/15/14	1,025	1,061
	Bank of America Corp.	5.125%	11/15/14	675	671
	Bank of America Corp.	4.500%	4/1/15	1,250	1,208
	Bank of America Corp.	5.250%	12/1/15	275	260
	Bank of America Corp.	3.625%	3/17/16	275	255
	Bank of America Corp.	3.750%	7/12/16	75	70
	Bank of America Corp.	6.500%	8/1/16	750	755
	Bank of America Corp.	5.750%	8/15/16	275	255
	Bank of America Corp.	7.800%	9/15/16	300	302
	Bank of America Corp.	5.625%	10/14/16	75	73
	Bank of America Corp.	5.420%	3/15/17	775	703
	Bank of America Corp.	6.000%	9/1/17	250	244
	Bank of America Corp.	5.650%	5/1/18	3,750	3,563
	Bank of America Corp.	7.625%	6/1/19	400	415
	Bank of America Corp.	5.625%	7/1/20	475	439
	Bank of America NA	5.300%	3/15/17	325	296
	Bank of America NA	6.100%	6/15/17	350	329
	Bank of America NA	6.000%	10/15/36	350	291
	Bank of Montreal	2.125%	6/28/13	275	279
	Bank of New York Mellon Corp.	4.300%	5/15/14	250	267
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,240
	Bank of New York Mellon Corp.	2.500%	1/15/16	450	460
	Bank of New York Mellon Corp.	5.450%	5/15/19	350	402
	Bank of New York Mellon Corp.	4.600%	1/15/20	400	436
	Bank of Nova Scotia	2.250%	1/22/13	375	380
	Bank of Nova Scotia	2.375%	12/17/13	1,175	1,207
	Bank of Nova Scotia	2.050%	10/7/15	125	125
	Bank One Corp.	5.250%	1/30/13	925	957

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank One Corp.	4.900%	4/30/15	475	500
	Barclays Bank plc	2.500%	1/23/13	425	423
	Barclays Bank plc	5.200%	7/10/14	1,150	1,185
	Barclays Bank plc	5.000%	9/22/16	200	207
	Barclays Bank plc	6.750%	5/22/19	1,200	1,330
	Barclays Bank plc	5.125%	1/8/20	1,300	1,334
	BB&T Corp.	3.950%	4/29/16	1,250	1,342
	BB&T Corp.	6.850%	4/30/19	275	335
	BBVA US Senior SAU	3.250%	5/16/14	275	260
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,743
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,061
	Bear Stearns Cos. LLC	6.400%	10/2/17	300	335
	Bear Stearns Cos. LLC	7.250%	2/1/18	375	439
	BNP Paribas SA	3.250%	3/11/15	75	71
	BNP Paribas SA	3.600%	2/23/16	650	610
	BNP Paribas SA	5.000%	1/15/21	1,875	1,799
	Branch Banking & Trust Co.	5.625%	9/15/16	100	114
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	125	125
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	25	25
	Capital One Bank USA NA	8.800%	7/15/19	1,275	1,479
5	Capital One Capital III	7.686%	8/1/66	525	521
	Capital One Capital IV	6.745%	2/17/37	300	294
	Capital One Financial Corp.	2.125%	7/15/14	725	716
	Capital One Financial Corp.	5.500%	6/1/15	225	241
	Capital One Financial Corp.	3.150%	7/15/16	700	703
	Capital One Financial Corp.	6.150%	9/1/16	50	52
	Capital One Financial Corp.	5.250%	2/21/17	50	53
	Capital One Financial Corp.	6.750%	9/15/17	100	112
	Capital One Financial Corp.	4.750%	7/15/21	175	181
5,8	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,936
5	Citigroup Capital XXI	8.300%	12/21/57	870	877
	Citigroup Inc.	5.500%	4/11/13	1,825	1,864
	Citigroup Inc.	6.500%	8/19/13	500	519
	Citigroup Inc.	6.000%	12/13/13	775	803
	Citigroup Inc.	5.125%	5/5/14	100	102
	Citigroup Inc.	6.375%	8/12/14	1,500	1,575
	Citigroup Inc.	5.000%	9/15/14	3,325	3,295
	Citigroup Inc.	5.500%	10/15/14	875	905
	Citigroup Inc.	4.587%	12/15/15	825	831
	Citigroup Inc.	5.300%	1/7/16	275	285
	Citigroup Inc.	3.953%	6/15/16	250	249
	Citigroup Inc.	6.125%	11/21/17	1,075	1,148
	Citigroup Inc.	6.125%	5/15/18	1,250	1,330
	Citigroup Inc.	6.000%	10/31/33	625	533
	Citigroup Inc.	5.850%	12/11/34	50	50
	Citigroup Inc.	6.125%	8/25/36	350	306
	Citigroup Inc.	5.875%	5/29/37	225	224
	Citigroup Inc.	6.875%	3/5/38	1,793	2,005
	Citigroup Inc.	8.125%	7/15/39	1,000	1,223
	Comerica Bank	5.200%	8/22/17	300	327
	Comerica Inc.	3.000%	9/16/15	375	384
	Compass Bank	6.400%	10/1/17	150	153
	Compass Bank	5.900%	4/1/26	225	203
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	175	171
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,425	1,478
	Credit Suisse	5.000%	5/15/13	625	643
	Credit Suisse	2.200%	1/14/14	1,175	1,166
	Credit Suisse	5.500%	5/1/14	700	733
	Credit Suisse	3.500%	3/23/15	2,000	2,002
	Credit Suisse	6.000%	2/15/18	275	271
	Credit Suisse	5.300%	8/13/19	475	489
	Credit Suisse	5.400%	1/14/20	200	187
	Credit Suisse	4.375%	8/5/20	715	701
5,7	Credit Suisse AG	5.860%	5/29/49	450	368

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Credit Suisse USA Inc.	5.125%	1/15/14	50	52
Credit Suisse USA Inc.	4.875%	1/15/15	235	246
Credit Suisse USA Inc.	5.850%	8/16/16	750	828
Credit Suisse USA Inc.	7.125%	7/15/32	575	685
Deutsche Bank AG	2.375%	1/11/13	850	847
Deutsche Bank AG	4.875%	5/20/13	875	895
Deutsche Bank AG	3.450%	3/30/15	375	380
Deutsche Bank AG	3.250%	1/11/16	150	152
Deutsche Bank AG	6.000%	9/1/17	900	1,006
Deutsche Bank Financial LLC	5.375%	3/2/15	900	883
Discover Bank	7.000%	4/15/20	250	259
Fifth Third Bancorp	6.250%	5/1/13	675	711
Fifth Third Bancorp	8.250%	3/1/38	600	742
Fifth Third Bank	4.750%	2/1/15	325	341
First Horizon National Corp.	5.375%	12/15/15	775	791
First Niagara Financial Group Inc.	6.750%	3/19/20	75	79
First Niagara Financial Group Inc.	7.250%	12/15/21	40	41
First Tennessee Bank NA	5.050%	1/15/15	325	326
FleetBoston Financial Corp.	6.875%	1/15/28	600	538
Goldman Sachs Capital I	6.345%	2/15/34	1,125	962
Goldman Sachs Group Inc.	4.750%	7/15/13	2,250	2,277
Goldman Sachs Group Inc.	5.250%	10/15/13	850	870
Goldman Sachs Group Inc.	5.150%	1/15/14	700	711
Goldman Sachs Group Inc.	6.000%	5/1/14	1,000	1,045
Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,193
Goldman Sachs Group Inc.	5.125%	1/15/15	400	408
Goldman Sachs Group Inc.	5.350%	1/15/16	800	819
Goldman Sachs Group Inc.	3.625%	2/7/16	1,025	989
Goldman Sachs Group Inc.	5.750%	10/1/16	500	523
Goldman Sachs Group Inc.	5.625%	1/15/17	625	613
Goldman Sachs Group Inc.	6.250%	9/1/17	400	418
Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,200
Goldman Sachs Group Inc.	6.150%	4/1/18	100	103
Goldman Sachs Group Inc.	7.500%	2/15/19	125	139
Goldman Sachs Group Inc.	5.375%	3/15/20	375	369
Goldman Sachs Group Inc.	6.000%	6/15/20	1,225	1,251
Goldman Sachs Group Inc.	5.250%	7/27/21	150	146
Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,269
Goldman Sachs Group Inc.	6.125%	2/15/33	1,790	1,759
Goldman Sachs Group Inc.	6.450%	5/1/36	450	404
Goldman Sachs Group Inc.	6.750%	10/1/37	575	538
Goldman Sachs Group Inc.	6.250%	2/1/41	1,650	1,616
8 HBOS plc	6.750%	5/21/18	425	337
HSBC Bank USA NA	4.625%	4/1/14	1,000	1,025
HSBC Bank USA NA	4.875%	8/24/20	275	259
HSBC Bank USA NA	5.875%	11/1/34	300	290
HSBC Bank USA NA	5.625%	8/15/35	625	590
HSBC Holdings plc	5.100%	4/5/21	1,095	1,163
HSBC Holdings plc	4.875%	1/14/22	225	237
HSBC Holdings plc	7.625%	5/17/32	400	407
HSBC Holdings plc	7.350%	11/27/32	400	401
HSBC Holdings plc	6.500%	5/2/36	100	102
HSBC Holdings plc	6.500%	9/15/37	1,000	1,009
HSBC Holdings plc	6.800%	6/1/38	75	77
HSBC Holdings plc	6.100%	1/14/42	200	233
Huntington Bancshares Inc.	7.000%	12/15/20	450	508
5 JP Morgan Chase Capital XVIII	6.950%	8/1/66	600	602
5 JP Morgan Chase Capital XX	6.550%	9/15/66	600	602
5 JP Morgan Chase Capital XXII	6.450%	1/15/87	650	647
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	732
JPMorgan Chase & Co.	5.750%	1/2/13	350	363
JPMorgan Chase & Co.	4.750%	5/1/13	1,425	1,490
JPMorgan Chase & Co.	1.650%	9/30/13	265	267
JPMorgan Chase & Co.	2.050%	1/24/14	260	261

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	4.650%	6/1/14	875	922
JPMorgan Chase & Co.	5.125%	9/15/14	1,375	1,450
JPMorgan Chase & Co.	3.700%	1/20/15	325	337
JPMorgan Chase & Co.	3.400%	6/24/15	1,150	1,172
JPMorgan Chase & Co.	5.150%	10/1/15	1,025	1,086
JPMorgan Chase & Co.	6.000%	1/15/18	150	168
JPMorgan Chase & Co.	6.300%	4/23/19	2,050	2,317
JPMorgan Chase & Co.	4.400%	7/22/20	300	300
JPMorgan Chase & Co.	4.250%	10/15/20	175	176
JPMorgan Chase & Co.	4.350%	8/15/21	995	1,008
JPMorgan Chase & Co.	6.400%	5/15/38	1,600	1,852
JPMorgan Chase & Co.	5.500%	10/15/40	1,100	1,137
JPMorgan Chase & Co.	5.600%	7/15/41	750	805
JPMorgan Chase & Co.	5.400%	1/6/42	300	308
JPMorgan Chase Bank NA	5.875%	6/13/16	725	788
KeyBank NA	5.800%	7/1/14	150	160
KeyBank NA	4.950%	9/15/15	25	26
KeyBank NA	5.450%	3/3/16	300	324
KeyCorp	6.500%	5/14/13	50	53
KeyCorp	5.100%	3/24/21	900	937
Lloyds TSB Bank plc	4.875%	1/21/16	350	338
Lloyds TSB Bank plc	6.375%	1/21/21	1,675	1,680
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	396
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	687
MBNA Corp.	6.125%	3/1/13	500	502
MBNA Corp.	5.000%	6/15/15	400	390
Mellon Funding Corp.	5.000%	12/1/14	250	270
Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	479
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	960
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,075
Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	124
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,204
Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	567
Merrill Lynch & Co. Inc.	5.700%	5/2/17	125	114
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	971
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,232
Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	618
Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	172
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,050	1,948
Morgan Stanley	2.875%	1/24/14	75	72
Morgan Stanley	4.750%	4/1/14	1,200	1,185
Morgan Stanley	6.000%	5/13/14	1,050	1,065
Morgan Stanley	2.875%	7/28/14	125	118
Morgan Stanley	4.200%	11/20/14	600	579
Morgan Stanley	4.100%	1/26/15	975	932
Morgan Stanley	6.000%	4/28/15	1,025	1,027
Morgan Stanley	5.375%	10/15/15	650	635
Morgan Stanley	3.450%	11/2/15	2,500	2,296
Morgan Stanley	3.800%	4/29/16	1,725	1,590
Morgan Stanley	5.750%	10/18/16	425	414
Morgan Stanley	5.450%	1/9/17	975	938
Morgan Stanley	5.550%	4/27/17	250	238
Morgan Stanley	5.950%	12/28/17	700	669
Morgan Stanley	6.625%	4/1/18	1,325	1,307
Morgan Stanley	7.300%	5/13/19	1,125	1,147
Morgan Stanley	5.625%	9/23/19	1,450	1,336
Morgan Stanley	5.500%	1/26/20	525	485
Morgan Stanley	5.500%	7/24/20	300	273
Morgan Stanley	5.750%	1/25/21	800	742
Morgan Stanley	7.250%	4/1/32	500	510
National City Corp.	4.900%	1/15/15	500	540
Northern Trust Co.	6.500%	8/15/18	75	89
Northern Trust Corp.	5.500%	8/15/13	100	106
Northern Trust Corp.	4.625%	5/1/14	125	134

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PNC Bank NA	4.875%	9/21/17	525	548
	PNC Bank NA	6.000%	12/7/17	350	380
	PNC Funding Corp.	5.250%	11/15/15	250	272
	PNC Funding Corp.	6.700%	6/10/19	50	61
	PNC Funding Corp.	5.125%	2/8/20	825	932
	PNC Funding Corp.	4.375%	8/11/20	450	487
	Royal Bank of Canada	2.100%	7/29/13	750	764
	Royal Bank of Canada	1.450%	10/30/14	25	25
	Royal Bank of Canada	2.625%	12/15/15	600	616
	Royal Bank of Canada	2.875%	4/19/16	125	129
	Royal Bank of Canada	2.300%	7/20/16	400	407
	Royal Bank of Scotland Group plc	6.400%	10/21/19	450	418
	Royal Bank of Scotland plc	3.400%	8/23/13	150	145
	Royal Bank of Scotland plc	3.250%	1/11/14	650	618
8	Royal Bank of Scotland plc	4.875%	8/25/14	700	692
	Royal Bank of Scotland plc	4.875%	3/16/15	1,075	1,026
	Royal Bank of Scotland plc	4.375%	3/16/16	350	334
	Royal Bank of Scotland plc	5.625%	8/24/20	725	696
	Royal Bank of Scotland plc	6.125%	1/11/21	675	673
	Santander Holdings USA Inc.	4.625%	4/19/16	450	433
	Santander UK plc	7.950%	10/26/29	400	333
	SouthTrust Corp.	5.800%	6/15/14	300	321
5,8	Standard Chartered plc	6.409%	12/31/49	300	248
	State Street Bank and Trust Co.	5.300%	1/15/16	300	337
	State Street Corp.	2.875%	3/7/16	350	360
	State Street Corp.	4.956%	3/15/18	200	208
	State Street Corp.	4.375%	3/7/21	450	493
	SunTrust Bank	7.250%	3/15/18	75	84
	SunTrust Banks Inc.	3.600%	4/15/16	675	687
	SunTrust Banks Inc.	3.500%	1/20/17	300	301
5	SunTrust Capital VIII	6.100%	12/1/66	115	113
	Toronto-Dominion Bank	1.375%	7/14/14	170	172
	Toronto-Dominion Bank	2.500%	7/14/16	260	265
	Toronto-Dominion Bank	2.375%	10/19/16	375	382
	UBS AG	2.250%	8/12/13	850	841
	UBS AG	2.250%	1/28/14	300	291
	UBS AG	7.000%	10/15/15	750	768
	UBS AG	7.375%	6/15/17	200	214
	UBS AG	5.875%	12/20/17	1,675	1,736
	UBS AG	5.750%	4/25/18	50	52
	UBS AG	4.875%	8/4/20	475	470
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	533
	Union Bank NA	5.950%	5/11/16	450	487
	UnionBanCal Corp.	5.250%	12/16/13	150	155
	US Bancorp	1.125%	10/30/13	250	251
	US Bancorp	4.200%	5/15/14	600	641
	US Bancorp	3.150%	3/4/15	100	105
	US Bancorp	3.442%	2/1/16	1,575	1,624
	US Bancorp	4.125%	5/24/21	660	728
	US Bank NA	6.300%	2/4/14	250	274
	US Bank NA	4.950%	10/30/14	175	190
	USB Capital XIII Trust	6.625%	12/15/39	125	128
	Wachovia Bank NA	4.800%	11/1/14	500	525
	Wachovia Bank NA	4.875%	2/1/15	1,030	1,080
	Wachovia Bank NA	5.850%	2/1/37	425	441
	Wachovia Corp.	4.875%	2/15/14	345	360
	Wachovia Corp.	5.250%	8/1/14	100	106
	Wachovia Corp.	5.625%	10/15/16	500	544
	Wachovia Corp.	5.750%	6/15/17	300	339
	Wachovia Corp.	5.750%	2/1/18	100	113
	Wachovia Corp.	7.500%	4/15/35	150	187
	Wachovia Corp.	5.500%	8/1/35	200	194
	Wachovia Corp.	6.550%	10/15/35	100	108
	Wells Fargo & Co.	4.375%	1/31/13	275	284

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	4.950%	10/16/13	375	393
Wells Fargo & Co.	3.750%	10/1/14	700	738
Wells Fargo & Co.	3.625%	4/15/15	400	419
Wells Fargo & Co.	3.676%	6/15/16	250	263
Wells Fargo & Co.	2.625%	12/15/16	125	125
Wells Fargo & Co.	5.625%	12/11/17	1,375	1,560
Wells Fargo & Co.	4.600%	4/1/21	3,100	3,370
Wells Fargo Bank NA	4.750%	2/9/15	2,175	2,278
Wells Fargo Bank NA	5.750%	5/16/16	250	274
Wells Fargo Bank NA	5.950%	8/26/36	550	577
5 Wells Fargo Capital X	5.950%	12/1/86	425	424
Westpac Banking Corp.	1.850%	12/9/13	400	400
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,489
Westpac Banking Corp.	3.000%	8/4/15	375	379
Westpac Banking Corp.	4.875%	11/19/19	725	774
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	594
BlackRock Inc.	3.500%	12/10/14	175	187
BlackRock Inc.	6.250%	9/15/17	300	349
BlackRock Inc.	5.000%	12/10/19	290	316
BlackRock Inc.	4.250%	5/24/21	50	52
Charles Schwab Corp.	4.950%	6/1/14	625	676
Franklin Resources Inc.	2.000%	5/20/13	325	329
Franklin Resources Inc.	3.125%	5/20/15	200	208
Franklin Resources Inc.	4.625%	5/20/20	100	108
GFI Group Inc.	8.375%	7/19/18	75	66
Jefferies Group Inc.	5.125%	4/13/18	300	264
Jefferies Group Inc.	8.500%	7/15/19	550	554
Jefferies Group Inc.	6.875%	4/15/21	200	180
Jefferies Group Inc.	6.450%	6/8/27	475	391
Jefferies Group Inc.	6.250%	1/15/36	500	403
Lazard Group LLC	6.850%	6/15/17	450	472
Nomura Holdings Inc.	5.000%	3/4/15	375	378
Nomura Holdings Inc.	4.125%	1/19/16	1,000	976
Nomura Holdings Inc.	6.700%	3/4/20	100	105
Raymond James Financial Inc.	4.250%	4/15/16	100	102
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	158
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	108
Finance Companies (0.3%)
Block Financial LLC	7.875%	1/15/13	125	130
General Electric Capital Corp.	2.800%	1/8/13	2,525	2,571
General Electric Capital Corp.	5.450%	1/15/13	325	341
General Electric Capital Corp.	4.800%	5/1/13	525	552
General Electric Capital Corp.	2.100%	1/7/14	125	127
General Electric Capital Corp.	5.900%	5/13/14	4,075	4,469
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,578
General Electric Capital Corp.	5.650%	6/9/14	150	163
General Electric Capital Corp.	3.750%	11/14/14	300	317
General Electric Capital Corp.	2.950%	5/9/16	325	334
General Electric Capital Corp.	3.350%	10/17/16	150	156
General Electric Capital Corp.	5.375%	10/20/16	750	837
General Electric Capital Corp.	5.625%	9/15/17	200	221
General Electric Capital Corp.	5.625%	5/1/18	800	894
General Electric Capital Corp.	6.000%	8/7/19	625	718
General Electric Capital Corp.	5.500%	1/8/20	125	137
General Electric Capital Corp.	5.550%	5/4/20	325	356
General Electric Capital Corp.	4.375%	9/16/20	175	178
General Electric Capital Corp.	5.300%	2/11/21	275	292
General Electric Capital Corp.	4.650%	10/17/21	250	260
General Electric Capital Corp.	6.750%	3/15/32	3,075	3,588
General Electric Capital Corp.	5.875%	1/14/38	975	1,029
General Electric Capital Corp.	6.875%	1/10/39	2,775	3,307
5 General Electric Capital Corp.	6.375%	11/15/67	800	788

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	200	164
HSBC Finance Corp.	5.250%	1/15/14	650	664
HSBC Finance Corp.	5.000%	6/30/15	625	634
HSBC Finance Corp.	5.500%	1/19/16	475	491
HSBC Finance Corp.	6.676%	1/15/21	2,346	2,418
SLM Corp.	5.375%	1/15/13	350	353
SLM Corp.	5.000%	10/1/13	300	301
SLM Corp.	8.450%	6/15/18	800	830
SLM Corp.	8.000%	3/25/20	525	532
SLM Corp.	5.625%	8/1/33	700	533
Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/30	75	100
ACE INA Holdings Inc.	5.600%	5/15/15	125	140
ACE INA Holdings Inc.	2.600%	11/23/15	125	127
ACE INA Holdings Inc.	5.900%	6/15/19	550	655
AEGON Funding Co. LLC	5.750%	12/15/20	214	223
Aegon NV	4.750%	6/1/13	75	77
Aetna Inc.	6.000%	6/15/16	400	461
Aetna Inc.	6.500%	9/15/18	175	212
Aetna Inc.	3.950%	9/1/20	75	78
Aetna Inc.	4.125%	6/1/21	175	183
Aetna Inc.	6.625%	6/15/36	200	246
Aetna Inc.	6.750%	12/15/37	150	188
Aflac Inc.	6.900%	12/17/39	75	84
Alleghany Corp.	5.625%	9/15/20	100	105
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	991
Allstate Corp.	5.000%	8/15/14	350	379
Allstate Corp.	6.125%	12/15/32	250	284
Allstate Corp.	5.550%	5/9/35	100	106
5 Allstate Corp.	6.500%	5/15/57	200	181
5 Allstate Corp.	6.125%	5/15/67	200	182
Alterra Finance LLC	6.250%	9/30/20	95	100
American Financial Group Inc.	9.875%	6/15/19	100	117
American International Group Inc.	4.250%	5/15/13	1,775	1,773
American International Group Inc.	5.600%	10/18/16	625	607
American International Group Inc.	5.450%	5/18/17	500	479
American International Group Inc.	6.400%	12/15/20	985	992
American International Group Inc.	6.250%	5/1/36	400	364
American International Group Inc.	6.250%	3/15/37	250	181
5 American International Group Inc.	8.175%	5/15/68	1,125	1,015
AON Corp.	3.500%	9/30/15	150	154
Aon Corp.	5.000%	9/30/20	600	661
AON Corp.	8.205%	1/1/27	100	116
AON Corp.	6.250%	9/30/40	150	183
Arch Capital Group Ltd.	7.350%	5/1/34	375	441
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	454
Assurant Inc.	5.625%	2/15/14	200	209
Assurant Inc.	6.750%	2/15/34	400	416
AXA SA	8.600%	12/15/30	425	418
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	289
Axis Specialty Finance LLC	5.875%	6/1/20	390	402
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	275	289
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	133
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	583
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	375	406
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	25	30
Berkshire Hathaway Inc.	2.125%	2/11/13	225	228
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,457
Berkshire Hathaway Inc.	2.200%	8/15/16	1,400	1,444
Chubb Corp.	5.750%	5/15/18	175	206
Chubb Corp.	6.000%	5/11/37	375	448
5 Chubb Corp.	6.375%	3/29/67	250	247
Cigna Corp.	2.750%	11/15/16	250	249

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CIGNA Corp.	4.375%	12/15/20	100	102
Cigna Corp.	4.500%	3/15/21	75	77
Cigna Corp.	4.000%	2/15/22	125	124
CIGNA Corp.	6.150%	11/15/36	500	546
Cigna Corp.	5.875%	3/15/41	100	106
Cigna Corp.	5.375%	2/15/42	150	150
Cincinnati Financial Corp.	6.125%	11/1/34	325	325
CNA Financial Corp.	6.500%	8/15/16	475	514
CNA Financial Corp.	7.350%	11/15/19	325	362
Coventry Health Care Inc.	6.300%	8/15/14	575	624
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	151
Genworth Financial Inc.	4.950%	10/1/15	125	118
Genworth Financial Inc.	8.625%	12/15/16	400	407
Genworth Financial Inc.	7.200%	2/15/21	25	22
Genworth Financial Inc.	7.625%	9/24/21	150	138
Genworth Financial Inc.	6.500%	6/15/34	425	334
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	492
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	150
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	103
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	23
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	245
Humana Inc.	8.150%	6/15/38	325	422
Lincoln National Corp.	8.750%	7/1/19	175	212
Lincoln National Corp.	6.150%	4/7/36	350	356
Lincoln National Corp.	7.000%	6/15/40	300	337
5 Lincoln National Corp.	7.000%	5/17/66	500	452
Loews Corp.	6.000%	2/1/35	200	218
Manulife Financial Corp.	3.400%	9/17/15	400	402
Manulife Financial Corp.	4.900%	9/17/20	475	488
Markel Corp.	7.125%	9/30/19	125	143
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	732
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	280	306
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	110
MetLife Inc.	2.375%	2/6/14	225	228
MetLife Inc.	5.000%	6/15/15	1,000	1,086
MetLife Inc.	4.750%	2/8/21	275	296
MetLife Inc.	6.375%	6/15/34	375	443
MetLife Inc.	5.875%	2/6/41	335	387
5 MetLife Inc.	6.400%	12/15/66	400	377
8 Metropolitan Life Global Funding I	5.125%	6/10/14	450	484
OneBeacon US Holdings Inc.	5.875%	5/15/13	44	45
PartnerRe Finance B LLC	5.500%	6/1/20	200	203
Principal Financial Group Inc.	7.875%	5/15/14	225	251
Principal Financial Group Inc.	6.050%	10/15/36	250	264
Principal Life Income Funding Trusts	5.100%	4/15/14	475	506
Progressive Corp.	6.625%	3/1/29	150	188
5 Progressive Corp.	6.700%	6/15/67	425	429
Protective Life Corp.	7.375%	10/15/19	100	111
Protective Life Corp.	8.450%	10/15/39	175	201
Prudential Financial Inc.	2.750%	1/14/13	425	431
Prudential Financial Inc.	5.150%	1/15/13	75	78
Prudential Financial Inc.	4.750%	4/1/14	425	448
Prudential Financial Inc.	5.100%	9/20/14	750	808
Prudential Financial Inc.	6.200%	1/15/15	100	109
Prudential Financial Inc.	5.500%	3/15/16	50	54
Prudential Financial Inc.	6.000%	12/1/17	100	111
Prudential Financial Inc.	7.375%	6/15/19	250	297
Prudential Financial Inc.	5.375%	6/21/20	225	239
Prudential Financial Inc.	5.750%	7/15/33	200	201
Prudential Financial Inc.	5.400%	6/13/35	295	283
Prudential Financial Inc.	5.900%	3/17/36	775	788
Prudential Financial Inc.	5.700%	12/14/36	550	546
Prudential Financial Inc.	6.625%	6/21/40	125	138
5 Reinsurance Group of America Inc.	6.750%	12/15/65	325	279

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	555
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	196
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	500	625
Torchmark Corp.	6.375%	6/15/16	425	466
Transatlantic Holdings Inc.	8.000%	11/30/39	625	708
Travelers Cos. Inc.	6.250%	6/20/16	100	117
Travelers Cos. Inc.	5.800%	5/15/18	775	911
Travelers Cos. Inc.	5.350%	11/1/40	25	29
UnitedHealth Group Inc.	5.000%	8/15/14	650	709
UnitedHealth Group Inc.	4.875%	3/15/15	250	276
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,031
UnitedHealth Group Inc.	6.000%	2/15/18	425	504
UnitedHealth Group Inc.	6.500%	6/15/37	200	252
UnitedHealth Group Inc.	6.625%	11/15/37	325	417
UnitedHealth Group Inc.	6.875%	2/15/38	650	877
Unum Group	7.125%	9/30/16	175	200
Unum Group	5.625%	9/15/20	50	52
Validus Holdings Ltd.	8.875%	1/26/40	150	163
WellPoint Inc.	6.000%	2/15/14	525	572
WellPoint Inc.	5.250%	1/15/16	125	140
WellPoint Inc.	5.875%	6/15/17	500	579
WellPoint Inc.	5.950%	12/15/34	100	118
WellPoint Inc.	5.850%	1/15/36	150	175
WellPoint Inc.	6.375%	6/15/37	425	532
Willis North America Inc.	6.200%	3/28/17	300	330
Willis North America Inc.	7.000%	9/29/19	700	779
WR Berkley Corp.	5.375%	9/15/20	50	51
XL Group plc	6.375%	11/15/24	100	105
XLIT Ltd.	5.750%	10/1/21	400	424
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	587
CME Group Inc.	5.750%	2/15/14	200	218
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	154
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	179
NYSE Euronext	4.800%	6/28/13	220	231
ORIX Corp.	4.710%	4/27/15	450	465
ORIX Corp.	5.000%	1/12/16	245	257
XTRA Finance Corp.	5.150%	4/1/17	575	639
Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	5.750%	9/15/16	100	113
Boston Properties LP	3.700%	11/15/18	320	330
Boston Properties LP	5.625%	11/15/20	325	362
Boston Properties LP	4.125%	5/15/21	50	50
Brandywine Operating Partnership LP	5.400%	11/1/14	225	234
Brandywine Operating Partnership LP	7.500%	5/15/15	125	137
Brandywine Operating Partnership LP	6.000%	4/1/16	525	549
Brandywine Operating Partnership LP	4.950%	4/15/18	450	444
Camden Property Trust	5.700%	5/15/17	25	27
CommonWealth REIT	6.250%	8/15/16	700	745
Digital Realty Trust LP	4.500%	7/15/15	75	76
Digital Realty Trust LP	5.250%	3/15/21	780	782
Duke Realty LP	6.250%	5/15/13	350	366
Duke Realty LP	5.950%	2/15/17	200	215
Duke Realty LP	8.250%	8/15/19	125	148
Duke Realty LP	6.750%	3/15/20	250	275
ERP Operating LP	5.250%	9/15/14	350	371
ERP Operating LP	5.375%	8/1/16	275	300
ERP Operating LP	4.625%	12/15/21	115	118
HCP Inc.	2.700%	2/1/14	350	349
HCP Inc.	3.750%	2/1/16	1,300	1,324
HCP Inc.	6.300%	9/15/16	300	328
HCP Inc.	5.625%	5/1/17	25	27
HCP Inc.	5.375%	2/1/21	75	78

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HCP Inc.	6.750%	2/1/41	175	197
Health Care REIT Inc.	3.625%	3/15/16	100	98
Health Care REIT Inc.	6.200%	6/1/16	325	348
Health Care REIT Inc.	6.125%	4/15/20	100	104
Health Care REIT Inc.	4.950%	1/15/21	175	168
Health Care REIT Inc.	5.250%	1/15/22	300	293
Health Care REIT Inc.	6.500%	3/15/41	75	75
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	242
Hospitality Properties Trust	5.125%	2/15/15	500	508
Kilroy Realty LP	5.000%	11/3/15	150	155
Kilroy Realty LP	4.800%	7/15/18	800	797
Kimco Realty Corp.	5.783%	3/15/16	125	135
Kimco Realty Corp.	5.700%	5/1/17	225	244
Kimco Realty Corp.	6.875%	10/1/19	50	57
Liberty Property LP	5.125%	3/2/15	375	398
Mack-Cali Realty LP	7.750%	8/15/19	100	119
National Retail Properties Inc.	6.875%	10/15/17	25	28
Nationwide Health Properties Inc.	6.250%	2/1/13	375	387
ProLogis LP	4.500%	8/15/17	75	75
ProLogis LP	7.375%	10/30/19	50	57
ProLogis LP	6.625%	12/1/19	100	108
ProLogis LP	6.875%	3/15/20	300	332
Realty Income Corp.	6.750%	8/15/19	525	598
Regency Centers LP	5.250%	8/1/15	75	80
Senior Housing Properties Trust	4.300%	1/15/16	75	73
Simon Property Group LP	6.750%	5/15/14	425	469
Simon Property Group LP	5.750%	12/1/15	325	362
Simon Property Group LP	5.250%	12/1/16	200	221
Simon Property Group LP	2.800%	1/30/17	425	434
Simon Property Group LP	5.875%	3/1/17	650	748
Simon Property Group LP	6.125%	5/30/18	325	375
Simon Property Group LP	5.650%	2/1/20	125	143
Simon Property Group LP	4.125%	12/1/21	225	236
Simon Property Group LP	6.750%	2/1/40	300	391
Tanger Properties LP	6.150%	11/15/15	400	442
UDR Inc.	4.250%	6/1/18	50	52
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	24
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	242
				314,181
Industrial (4.5%)
Basic Industry (0.4%)
Air Products & Chemicals Inc.	2.000%	8/2/16	275	282
Air Products & Chemicals Inc.	3.000%	11/3/21	75	76
Airgas Inc.	4.500%	9/15/14	100	106
Airgas Inc.	3.250%	10/1/15	225	232
Albemarle Corp.	4.500%	12/15/20	50	53
Alcoa Inc.	6.150%	8/15/20	1,600	1,656
Alcoa Inc.	5.400%	4/15/21	250	251
Alcoa Inc.	5.900%	2/1/27	275	271
Alcoa Inc.	6.750%	1/15/28	1,000	1,019
Allegheny Technologies Inc.	9.375%	6/1/19	450	564
AngloGold Ashanti Holdings plc	5.375%	4/15/20	75	74
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	96
ArcelorMittal	5.375%	6/1/13	925	947
ArcelorMittal	9.000%	2/15/15	50	55
ArcelorMittal	3.750%	8/5/15	125	119
ArcelorMittal	3.750%	3/1/16	125	119
ArcelorMittal	6.125%	6/1/18	425	432
ArcelorMittal	9.850%	6/1/19	275	304
ArcelorMittal	5.250%	8/5/20	150	136
ArcelorMittal	5.500%	3/1/21	100	92
ArcelorMittal	7.000%	10/15/39	1,400	1,292
ArcelorMittal	6.750%	3/1/41	675	604

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Barrick Gold Corp.	1.750%	5/30/14	50	50
Barrick Gold Corp.	2.900%	5/30/16	225	232
Barrick Gold Corp.	6.950%	4/1/19	350	428
Barrick Gold Finance Co.	4.875%	11/15/14	825	899
Barrick North America Finance LLC	6.800%	9/15/18	25	30
Barrick North America Finance LLC	4.400%	5/30/21	225	243
Barrick North America Finance LLC	7.500%	9/15/38	25	34
Barrick North America Finance LLC	5.700%	5/30/41	250	295
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	302
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	325	326
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	275	278
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	407
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	308
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	75	77
Carpenter Technology Corp.	5.200%	7/15/21	575	561
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	839
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	54
Cliffs Natural Resources Inc.	4.875%	4/1/21	550	554
Cliffs Natural Resources Inc.	6.250%	10/1/40	375	370
Cytec Industries Inc.	8.950%	7/1/17	75	90
Dow Chemical Co.	7.600%	5/15/14	650	733
Dow Chemical Co.	5.900%	2/15/15	750	833
Dow Chemical Co.	2.500%	2/15/16	250	251
Dow Chemical Co.	5.700%	5/15/18	100	112
Dow Chemical Co.	4.250%	11/15/20	2,010	2,090
Dow Chemical Co.	7.375%	11/1/29	100	127
Dow Chemical Co.	9.400%	5/15/39	350	523
Eastman Chemical Co.	3.000%	12/15/15	400	410
Ecolab Inc.	2.375%	12/8/14	125	126
Ecolab Inc.	3.000%	12/8/16	175	182
EI du Pont de Nemours & Co.	1.750%	3/25/14	375	384
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	398
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	123
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	337
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	344
EI du Pont de Nemours & Co.	3.625%	1/15/21	50	54
EI du Pont de Nemours & Co.	4.250%	4/1/21	250	283
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	652
EI du Pont de Nemours & Co.	4.900%	1/15/41	300	341
FMC Corp.	3.950%	2/1/22	125	127
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	575	609
International Paper Co.	5.300%	4/1/15	525	569
International Paper Co.	9.375%	5/15/19	700	907
International Paper Co.	7.300%	11/15/39	600	723
Lubrizol Corp.	5.500%	10/1/14	525	584
Monsanto Co.	2.750%	4/15/16	75	79
Monsanto Co.	5.875%	4/15/38	375	483
Mosaic Co.	4.875%	11/15/41	100	102
Newmont Mining Corp.	5.875%	4/1/35	325	368
Newmont Mining Corp.	6.250%	10/1/39	500	593
Nucor Corp.	5.750%	12/1/17	100	118
Nucor Corp.	6.400%	12/1/37	250	330
Placer Dome Inc.	6.450%	10/15/35	375	455
Plum Creek Timberlands LP	5.875%	11/15/15	400	439
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	322
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	52
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	716
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	60
PPG Industries Inc.	1.900%	1/15/16	375	375
PPG Industries Inc.	6.650%	3/15/18	600	724
Praxair Inc.	4.375%	3/31/14	450	483
Praxair Inc.	5.250%	11/15/14	150	168
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	175	199

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Praxair Inc.	3.000%	9/1/21	50	51
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	130
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	272
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	402
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	296
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,000	1,169
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	175	179
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	482
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,464
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	188
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	302
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	225	257
RPM International Inc.	6.125%	10/15/19	75	82
Sherwin-Williams Co.	3.125%	12/15/14	175	185
Sigma-Aldrich Corp.	3.375%	11/1/20	75	79
Southern Copper Corp.	5.375%	4/16/20	200	206
Southern Copper Corp.	7.500%	7/27/35	750	812
Southern Copper Corp.	6.750%	4/16/40	250	249
Teck Resources Ltd.	9.750%	5/15/14	343	404
Teck Resources Ltd.	10.250%	5/15/16	500	579
Teck Resources Ltd.	3.150%	1/15/17	500	511
Teck Resources Ltd.	10.750%	5/15/19	500	614
Teck Resources Ltd.	4.750%	1/15/22	75	80
Teck Resources Ltd.	6.250%	7/15/41	425	487
Vale Canada Ltd.	5.700%	10/15/15	450	491
Vale Canada Ltd.	7.200%	9/15/32	100	118
Vale Overseas Ltd.	6.250%	1/11/16	100	112
Vale Overseas Ltd.	6.250%	1/23/17	200	226
Vale Overseas Ltd.	5.625%	9/15/19	500	549
Vale Overseas Ltd.	4.625%	9/15/20	475	491
Vale Overseas Ltd.	8.250%	1/17/34	375	483
Vale Overseas Ltd.	6.875%	11/21/36	375	425
Vale Overseas Ltd.	6.875%	11/10/39	575	660
Valspar Corp.	7.250%	6/15/19	50	60
WMC Finance USA Ltd.	5.125%	5/15/13	400	423
Xstrata Canada Corp.	5.500%	6/15/17	250	272
Capital Goods (0.4%)
3M Co.	1.375%	9/29/16	50	51
3M Co.	6.375%	2/15/28	350	469
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	112
Black & Decker Corp.	5.750%	11/15/16	75	87
Boeing Capital Corp.	5.800%	1/15/13	925	974
Boeing Co.	3.500%	2/15/15	450	485
Boeing Co.	6.000%	3/15/19	150	182
Boeing Co.	4.875%	2/15/20	150	174
Boeing Co.	6.875%	3/15/39	100	142
Boeing Co.	5.875%	2/15/40	150	193
Caterpillar Financial Services Corp.	2.000%	4/5/13	175	178
Caterpillar Financial Services Corp.	1.550%	12/20/13	275	280
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	360
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	193
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,270
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	309
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,181
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	3.900%	5/27/21	75	82
Caterpillar Inc.	6.050%	8/15/36	750	972
Caterpillar Inc.	5.200%	5/27/41	175	210
Caterpillar Inc.	7.375%	3/1/97	400	583
CRH America Inc.	5.300%	10/15/13	100	104
CRH America Inc.	4.125%	1/15/16	500	501
CRH America Inc.	6.000%	9/30/16	750	804
CRH America Inc.	5.750%	1/15/21	475	484

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Danaher Corp.	2.300%	6/23/16	200	207
Danaher Corp.	3.900%	6/23/21	150	164
Deere & Co.	6.950%	4/25/14	825	941
Deere & Co.	5.375%	10/16/29	350	441
Deere & Co.	7.125%	3/3/31	400	555
Dover Corp.	5.375%	3/1/41	375	460
Eaton Corp.	5.600%	5/15/18	550	652
Embraer Overseas Ltd.	6.375%	1/24/17	100	108
Embraer Overseas Ltd.	6.375%	1/15/20	675	719
Emerson Electric Co.	4.875%	10/15/19	125	146
Emerson Electric Co.	4.250%	11/15/20	25	28
General Dynamics Corp.	4.250%	5/15/13	650	682
General Dynamics Corp.	1.375%	1/15/15	550	557
General Dynamics Corp.	3.875%	7/15/21	550	593
General Electric Co.	5.000%	2/1/13	1,400	1,467
General Electric Co.	5.250%	12/6/17	1,530	1,760
Goodrich Corp.	6.125%	3/1/19	525	635
Goodrich Corp.	4.875%	3/1/20	625	713
Harsco Corp.	2.700%	10/15/15	300	305
Harsco Corp.	5.750%	5/15/18	350	404
Honeywell International Inc.	4.250%	3/1/13	175	183
Honeywell International Inc.	5.300%	3/15/17	275	319
Honeywell International Inc.	5.300%	3/1/18	150	177
Honeywell International Inc.	5.375%	3/1/41	750	916
Illinois Tool Works Inc.	5.150%	4/1/14	325	357
Illinois Tool Works Inc.	6.250%	4/1/19	450	555
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	240
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	756
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	274
John Deere Capital Corp.	4.900%	9/9/13	525	560
John Deere Capital Corp.	1.250%	12/2/14	275	278
John Deere Capital Corp.	2.950%	3/9/15	125	132
John Deere Capital Corp.	2.000%	1/13/17	300	306
John Deere Capital Corp.	2.800%	9/18/17	550	575
Joy Global Inc.	6.000%	11/15/16	250	283
L-3 Communications Corp.	5.200%	10/15/19	200	203
L-3 Communications Corp.	4.750%	7/15/20	425	415
L-3 Communications Corp.	4.950%	2/15/21	450	445
Lockheed Martin Corp.	7.650%	5/1/16	250	307
Lockheed Martin Corp.	4.250%	11/15/19	450	477
Lockheed Martin Corp.	6.150%	9/1/36	850	974
Lockheed Martin Corp.	5.500%	11/15/39	25	27
Lockheed Martin Corp.	5.720%	6/1/40	316	354
Martin Marietta Materials Inc.	6.600%	4/15/18	400	423
Northrop Grumman Corp.	1.850%	11/15/15	350	349
Northrop Grumman Corp.	5.050%	11/15/40	350	384
Owens Corning	6.500%	12/1/16	1,500	1,627
Parker Hannifin Corp.	5.500%	5/15/18	125	147
Parker Hannifin Corp.	3.500%	9/15/22	75	78
Parker Hannifin Corp.	6.250%	5/15/38	75	94
Raytheon Co.	1.400%	12/15/14	200	200
Raytheon Co.	3.125%	10/15/20	200	202
Raytheon Co.	7.200%	8/15/27	75	100
Raytheon Co.	4.875%	10/15/40	100	105
Raytheon Co.	4.700%	12/15/41	625	638
Republic Services Inc.	3.800%	5/15/18	950	989
Republic Services Inc.	5.250%	11/15/21	425	481
Republic Services Inc.	6.200%	3/1/40	475	573
Republic Services Inc.	5.700%	5/15/41	375	435
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	200	259
Rockwell Automation Inc.	6.250%	12/1/37	325	414
Rockwell Collins Inc.	5.250%	7/15/19	50	58
Rockwell Collins Inc.	3.100%	11/15/21	75	76

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Roper Industries Inc.	6.250%	9/1/19	650	768
Sonoco Products Co.	4.375%	11/1/21	25	26
Sonoco Products Co.	5.750%	11/1/40	225	240
Stanley Black & Decker Inc.	3.400%	12/1/21	275	279
Stanley Black & Decker Inc.	5.200%	9/1/40	150	166
Textron Inc.	7.250%	10/1/19	650	735
Tyco International Finance SA	3.750%	1/15/18	100	106
Tyco International Finance SA	8.500%	1/15/19	175	226
Tyco International Finance SA	4.625%	1/15/23	125	134
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	400	492
United Technologies Corp.	6.125%	2/1/19	925	1,143
United Technologies Corp.	4.500%	4/15/20	325	365
United Technologies Corp.	7.500%	9/15/29	100	140
United Technologies Corp.	5.400%	5/1/35	400	471
United Technologies Corp.	6.125%	7/15/38	500	626
United Technologies Corp.	5.700%	4/15/40	350	428
Waste Management Inc.	5.000%	3/15/14	675	726
Waste Management Inc.	2.600%	9/1/16	100	101
Waste Management Inc.	4.600%	3/1/21	150	163
Waste Management Inc.	7.100%	8/1/26	325	418
Waste Management Inc.	6.125%	11/30/39	400	490
Communication (0.9%)
America Movil SAB de CV	5.750%	1/15/15	833	923
America Movil SAB de CV	2.375%	9/8/16	125	123
America Movil SAB de CV	5.000%	10/16/19	850	946
America Movil SAB de CV	5.000%	3/30/20	300	333
America Movil SAB de CV	6.375%	3/1/35	200	245
America Movil SAB de CV	6.125%	11/15/37	300	361
America Movil SAB de CV	6.125%	3/30/40	800	950
American Tower Corp.	4.625%	4/1/15	75	78
American Tower Corp.	4.500%	1/15/18	1,400	1,426
AT&T Corp.	8.000%	11/15/31	1,251	1,765
AT&T Inc.	6.700%	11/15/13	300	331
AT&T Inc.	4.850%	2/15/14	450	486
AT&T Inc.	5.100%	9/15/14	1,575	1,737
AT&T Inc.	2.500%	8/15/15	1,875	1,942
AT&T Inc.	5.625%	6/15/16	600	694
AT&T Inc.	2.400%	8/15/16	1,500	1,541
AT&T Inc.	5.500%	2/1/18	300	347
AT&T Inc.	5.800%	2/15/19	75	89
AT&T Inc.	4.450%	5/15/21	75	82
AT&T Inc.	6.450%	6/15/34	1,000	1,206
AT&T Inc.	6.500%	9/1/37	425	529
AT&T Inc.	6.300%	1/15/38	175	215
AT&T Inc.	6.400%	5/15/38	675	841
AT&T Inc.	5.350%	9/1/40	1,170	1,310
AT&T Inc.	5.550%	8/15/41	200	235
AT&T Mobility LLC	7.125%	12/15/31	500	649
Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	201
BellSouth Corp.	5.200%	12/15/16	250	288
BellSouth Corp.	6.875%	10/15/31	325	403
BellSouth Corp.	6.550%	6/15/34	700	829
BellSouth Corp.	6.000%	11/15/34	290	326
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,832
British Telecommunications plc	9.625%	12/15/30	1,125	1,587
CBS Corp.	5.750%	4/15/20	75	84
CBS Corp.	4.300%	2/15/21	550	571
CBS Corp.	7.875%	7/30/30	400	502
CBS Corp.	5.500%	5/15/33	200	206
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	1,375	1,531
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	525	571
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	1,025	1,385
CenturyLink Inc.	5.000%	2/15/15	150	153

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenturyLink Inc.	6.450%	6/15/21	375	377
CenturyLink Inc.	6.875%	1/15/28	150	140
CenturyLink Inc.	7.600%	9/15/39	850	835
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,578
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,100
Comcast Corp.	6.500%	1/15/15	700	796
Comcast Corp.	5.900%	3/15/16	650	745
Comcast Corp.	5.700%	7/1/19	1,050	1,216
Comcast Corp.	5.150%	3/1/20	525	595
Comcast Corp.	7.050%	3/15/33	1,000	1,262
Comcast Corp.	6.500%	11/15/35	1,075	1,294
Comcast Corp.	6.450%	3/15/37	50	61
Comcast Corp.	6.950%	8/15/37	250	315
Comcast Corp.	6.400%	5/15/38	600	718
Comcast Corp.	6.400%	3/1/40	150	188
COX Communications Inc.	4.625%	6/1/13	200	211
COX Communications Inc.	5.450%	12/15/14	150	167
COX Communications Inc.	5.500%	10/1/15	600	673
8 COX Communications Inc.	8.375%	3/1/39	500	673
Deutsche Telekom International Finance BV	5.875%	8/20/13	325	347
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	475
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,181
Deutsche Telekom International Finance BV	8.750%	6/15/30	650	905
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	325	351
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	375	390
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	100	106
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,450	1,632
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	1,700	1,816
Discovery Communications LLC	5.050%	6/1/20	500	553
Embarq Corp.	7.082%	6/1/16	875	950
Embarq Corp.	7.995%	6/1/36	200	209
France Telecom SA	4.375%	7/8/14	525	556
France Telecom SA	5.375%	7/8/19	1,025	1,128
France Telecom SA	8.500%	3/1/31	475	677
Grupo Televisa SAB	6.625%	3/18/25	450	522
GTE Corp.	6.940%	4/15/28	325	407
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	372
NBCUniversal Media LLC	2.100%	4/1/14	550	557
NBCUniversal Media LLC	3.650%	4/30/15	425	448
NBCUniversal Media LLC	2.875%	4/1/16	1,300	1,327
NBCUniversal Media LLC	5.150%	4/30/20	175	196
NBCUniversal Media LLC	6.400%	4/30/40	350	432
NBCUniversal Media LLC	5.950%	4/1/41	725	862
News America Inc.	6.900%	3/1/19	750	884
News America Inc.	4.500%	2/15/21	550	578
News America Inc.	6.550%	3/15/33	600	652
News America Inc.	6.200%	12/15/34	725	778
News America Inc.	6.400%	12/15/35	450	499
News America Inc.	8.150%	10/17/36	385	481
News America Inc.	6.900%	8/15/39	50	58
News America Inc.	6.150%	2/15/41	475	544
Omnicom Group Inc.	5.900%	4/15/16	50	56
Omnicom Group Inc.	4.450%	8/15/20	500	513
Pacific Bell Telephone Co.	7.125%	3/15/26	200	252
Qwest Corp.	8.375%	5/1/16	325	368
Qwest Corp.	6.500%	6/1/17	275	301
Qwest Corp.	7.500%	6/15/23	350	352
Qwest Corp.	7.250%	9/15/25	175	191
Qwest Corp.	6.875%	9/15/33	375	375
Qwest Corp.	7.125%	11/15/43	550	539
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	195
Reed Elsevier Capital Inc.	8.625%	1/15/19	200	250
Rogers Communications Inc.	6.375%	3/1/14	50	55

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rogers Communications Inc.	5.500%	3/15/14	250	269
Rogers Communications Inc.	6.800%	8/15/18	950	1,157
Telecom Italia Capital SA	5.250%	11/15/13	325	314
Telecom Italia Capital SA	4.950%	9/30/14	1,000	933
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,194
Telecom Italia Capital SA	7.175%	6/18/19	550	515
Telecom Italia Capital SA	6.375%	11/15/33	205	157
Telefonica Emisiones SAU	2.582%	4/26/13	275	269
Telefonica Emisiones SAU	4.949%	1/15/15	625	624
Telefonica Emisiones SAU	3.729%	4/27/15	300	291
Telefonica Emisiones SAU	3.992%	2/16/16	400	386
Telefonica Emisiones SAU	6.421%	6/20/16	475	493
Telefonica Emisiones SAU	5.877%	7/15/19	300	297
Telefonica Emisiones SAU	5.134%	4/27/20	500	465
Telefonica Emisiones SAU	5.462%	2/16/21	1,100	1,049
Telefonica Europe BV	8.250%	9/15/30	750	824
Thomson Reuters Corp.	5.950%	7/15/13	75	80
Thomson Reuters Corp.	5.700%	10/1/14	850	940
Thomson Reuters Corp.	6.500%	7/15/18	50	60
Thomson Reuters Corp.	4.700%	10/15/19	125	138
Thomson Reuters Corp.	5.500%	8/15/35	50	54
Thomson Reuters Corp.	5.850%	4/15/40	275	314
Time Warner Cable Inc.	6.200%	7/1/13	300	322
Time Warner Cable Inc.	7.500%	4/1/14	650	729
Time Warner Cable Inc.	3.500%	2/1/15	300	314
Time Warner Cable Inc.	5.850%	5/1/17	825	940
Time Warner Cable Inc.	8.250%	4/1/19	700	881
Time Warner Cable Inc.	5.000%	2/1/20	1,675	1,835
Time Warner Cable Inc.	6.550%	5/1/37	550	627
Time Warner Cable Inc.	6.750%	6/15/39	675	801
Time Warner Cable Inc.	5.875%	11/15/40	1,100	1,197
Time Warner Cable Inc.	5.500%	9/1/41	250	262
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,041
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	131
United States Cellular Corp.	6.700%	12/15/33	350	354
Verizon Communications Inc.	5.250%	4/15/13	650	686
Verizon Communications Inc.	1.950%	3/28/14	2,200	2,247
Verizon Communications Inc.	5.550%	2/15/16	500	575
Verizon Communications Inc.	3.000%	4/1/16	175	184
Verizon Communications Inc.	2.000%	11/1/16	525	529
Verizon Communications Inc.	5.500%	4/1/17	50	58
Verizon Communications Inc.	5.500%	2/15/18	450	527
Verizon Communications Inc.	6.100%	4/15/18	100	120
Verizon Communications Inc.	8.750%	11/1/18	275	371
Verizon Communications Inc.	4.600%	4/1/21	175	199
Verizon Communications Inc.	3.500%	11/1/21	475	495
Verizon Communications Inc.	5.850%	9/15/35	500	596
Verizon Communications Inc.	6.250%	4/1/37	150	185
Verizon Communications Inc.	6.900%	4/15/38	350	470
Verizon Communications Inc.	8.950%	3/1/39	1,250	2,004
Verizon Communications Inc.	7.350%	4/1/39	550	764
Verizon Communications Inc.	6.000%	4/1/41	300	374
Verizon Communications Inc.	4.750%	11/1/41	100	108
Verizon Global Funding Corp.	7.750%	12/1/30	725	1,009
Verizon New England Inc.	7.875%	11/15/29	250	302
Verizon Virginia Inc.	4.625%	3/15/13	450	470
Vodafone Group plc	5.000%	12/16/13	600	645
Vodafone Group plc	5.750%	3/15/16	300	348
Vodafone Group plc	5.625%	2/27/17	1,650	1,914
Vodafone Group plc	4.625%	7/15/18	125	138
Vodafone Group plc	5.450%	6/10/19	275	322
Vodafone Group plc	7.875%	2/15/30	425	615
Vodafone Group plc	6.250%	11/30/32	350	440
Vodafone Group plc	6.150%	2/27/37	75	94

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington Post Co.	7.250%	2/1/19	150	174
8 WPP Finance 2010	4.750%	11/21/21	746	744
Consumer Cyclical (0.5%)
AutoZone Inc.	6.500%	1/15/14	300	330
AutoZone Inc.	5.750%	1/15/15	325	359
Best Buy Co. Inc.	6.750%	7/15/13	125	132
BorgWarner Inc.	4.625%	9/15/20	50	53
Costco Wholesale Corp.	5.500%	3/15/17	475	568
CVS Caremark Corp.	4.875%	9/15/14	175	191
CVS Caremark Corp.	3.250%	5/18/15	600	633
CVS Caremark Corp.	5.750%	6/1/17	175	204
CVS Caremark Corp.	6.600%	3/15/19	575	699
CVS Caremark Corp.	6.250%	6/1/27	125	152
CVS Caremark Corp.	5.750%	5/15/41	1,050	1,248
Daimler Finance North America LLC	6.500%	11/15/13	375	407
8 Daimler Finance North America LLC	2.625%	9/15/16	225	225
Daimler Finance North America LLC	8.500%	1/18/31	450	629
Darden Restaurants Inc.	6.200%	10/15/17	150	173
Darden Restaurants Inc.	4.500%	10/15/21	600	618
Darden Restaurants Inc.	6.800%	10/15/37	275	317
eBay Inc.	0.875%	10/15/13	125	126
eBay Inc.	1.625%	10/15/15	125	126
eBay Inc.	3.250%	10/15/20	125	125
Expedia Inc.	5.950%	8/15/20	1,150	1,159
Family Dollar Stores Inc.	5.000%	2/1/21	125	129
Gap Inc.	5.950%	4/12/21	600	572
Historic TW Inc.	9.150%	2/1/23	975	1,324
Historic TW Inc.	6.625%	5/15/29	200	237
Home Depot Inc.	5.250%	12/16/13	275	299
Home Depot Inc.	5.400%	3/1/16	1,100	1,273
Home Depot Inc.	4.400%	4/1/21	1,300	1,465
Home Depot Inc.	5.875%	12/16/36	250	313
Home Depot Inc.	5.950%	4/1/41	500	649
International Game Technology	7.500%	6/15/19	125	146
International Game Technology	5.500%	6/15/20	125	131
Johnson Controls Inc.	2.600%	12/1/16	150	151
Johnson Controls Inc.	5.000%	3/30/20	200	224
Johnson Controls Inc.	4.250%	3/1/21	500	535
Johnson Controls Inc.	3.750%	12/1/21	175	181
Johnson Controls Inc.	6.000%	1/15/36	125	143
Johnson Controls Inc.	5.250%	12/1/41	100	106
Kohl's Corp.	6.250%	12/15/17	200	240
Kohl's Corp.	4.000%	11/1/21	300	307
Kohl's Corp.	6.000%	1/15/33	225	251
Kohl's Corp.	6.875%	12/15/37	100	123
Lowe's Cos. Inc.	5.000%	10/15/15	75	84
Lowe's Cos. Inc.	6.100%	9/15/17	200	237
Lowe's Cos. Inc.	4.625%	4/15/20	200	222
Lowe's Cos. Inc.	3.800%	11/15/21	250	263
Lowe's Cos. Inc.	6.875%	2/15/28	367	466
Lowe's Cos. Inc.	5.800%	4/15/40	100	116
Lowe's Cos. Inc.	5.125%	11/15/41	100	111
Macy's Retail Holdings Inc.	8.125%	7/15/15	1,250	1,450
Macy's Retail Holdings Inc.	5.900%	12/1/16	325	363
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	533
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	319
Marriott International Inc.	5.625%	2/15/13	200	207
Marriott International Inc.	6.200%	6/15/16	150	169
Marriott International Inc.	6.375%	6/15/17	50	58
McDonald's Corp.	5.300%	3/15/17	400	472
McDonald's Corp.	5.800%	10/15/17	300	366
McDonald's Corp.	5.350%	3/1/18	350	417
McDonald's Corp.	6.300%	3/1/38	300	419

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald's Corp.	5.700%	2/1/39	25	33
Nordstrom Inc.	4.750%	5/1/20	600	666
Nordstrom Inc.	4.000%	10/15/21	275	289
Nordstrom Inc.	6.950%	3/15/28	200	253
Nordstrom Inc.	7.000%	1/15/38	150	200
O'Reilly Automotive Inc.	4.875%	1/14/21	50	53
PACCAR Inc.	6.875%	2/15/14	200	224
Staples Inc.	9.750%	1/15/14	1,025	1,167
Target Corp.	5.125%	1/15/13	675	706
Target Corp.	4.000%	6/15/13	525	551
Target Corp.	5.375%	5/1/17	200	234
Target Corp.	7.000%	7/15/31	175	237
Target Corp.	6.350%	11/1/32	450	574
Target Corp.	7.000%	1/15/38	1,100	1,546
Time Warner Inc.	3.150%	7/15/15	450	469
Time Warner Inc.	4.875%	3/15/20	625	680
Time Warner Inc.	4.700%	1/15/21	700	755
Time Warner Inc.	4.750%	3/29/21	600	650
Time Warner Inc.	7.625%	4/15/31	835	1,071
Time Warner Inc.	7.700%	5/1/32	590	767
Time Warner Inc.	6.200%	3/15/40	150	179
Time Warner Inc.	6.100%	7/15/40	250	295
Time Warner Inc.	6.250%	3/29/41	325	391
TJX Cos. Inc.	6.950%	4/15/19	175	218
Toyota Motor Credit Corp.	3.200%	6/17/15	700	740
Toyota Motor Credit Corp.	2.800%	1/11/16	125	130
Toyota Motor Credit Corp.	2.000%	9/15/16	325	329
Toyota Motor Credit Corp.	4.250%	1/11/21	300	326
Toyota Motor Credit Corp.	3.400%	9/15/21	100	104
VF Corp.	5.950%	11/1/17	250	296
VF Corp.	3.500%	9/1/21	175	181
VF Corp.	6.450%	11/1/37	150	193
Viacom Inc.	4.375%	9/15/14	350	375
Viacom Inc.	2.500%	12/15/16	125	126
Viacom Inc.	3.500%	4/1/17	450	467
Viacom Inc.	5.625%	9/15/19	650	734
Viacom Inc.	3.875%	12/15/21	50	51
Viacom Inc.	6.875%	4/30/36	400	506
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,399
Wal-Mart Stores Inc.	7.250%	6/1/13	150	164
Wal-Mart Stores Inc.	3.200%	5/15/14	550	582
Wal-Mart Stores Inc.	4.500%	7/1/15	450	504
Wal-Mart Stores Inc.	5.375%	4/5/17	200	236
Wal-Mart Stores Inc.	5.800%	2/15/18	200	246
Wal-Mart Stores Inc.	3.250%	10/25/20	725	774
Wal-Mart Stores Inc.	4.250%	4/15/21	750	867
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,875
Wal-Mart Stores Inc.	5.250%	9/1/35	175	207
Wal-Mart Stores Inc.	6.500%	8/15/37	550	760
Wal-Mart Stores Inc.	5.000%	10/25/40	465	542
Wal-Mart Stores Inc.	5.625%	4/15/41	1,300	1,669
Walgreen Co.	5.250%	1/15/19	625	743
Walt Disney Co.	4.500%	12/15/13	125	135
Walt Disney Co.	0.875%	12/1/14	1,125	1,132
Walt Disney Co.	5.625%	9/15/16	500	592
Walt Disney Co.	4.125%	12/1/41	500	512
Western Union Co.	6.500%	2/26/14	300	329
Western Union Co.	5.930%	10/1/16	400	451
Western Union Co.	6.200%	11/17/36	325	348
Yum! Brands Inc.	6.875%	11/15/37	750	963
Consumer Noncyclical (1.1%)
Abbott Laboratories	4.350%	3/15/14	250	270
Abbott Laboratories	5.875%	5/15/16	1,350	1,587

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Abbott Laboratories	5.600%	11/30/17	475	568
Abbott Laboratories	6.150%	11/30/37	325	423
Abbott Laboratories	6.000%	4/1/39	325	415
Allergan Inc.	5.750%	4/1/16	125	145
Altria Group Inc.	8.500%	11/10/13	1,325	1,498
Altria Group Inc.	9.700%	11/10/18	1,200	1,616
Altria Group Inc.	9.250%	8/6/19	600	806
Altria Group Inc.	9.950%	11/10/38	275	418
Altria Group Inc.	10.200%	2/6/39	1,175	1,828
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,338
Amgen Inc.	1.875%	11/15/14	300	304
Amgen Inc.	4.850%	11/18/14	500	543
Amgen Inc.	2.300%	6/15/16	300	299
Amgen Inc.	2.500%	11/15/16	300	302
Amgen Inc.	5.850%	6/1/17	125	144
Amgen Inc.	5.700%	2/1/19	575	647
Amgen Inc.	3.450%	10/1/20	275	269
Amgen Inc.	4.100%	6/15/21	300	307
Amgen Inc.	3.875%	11/15/21	300	305
Amgen Inc.	6.375%	6/1/37	400	458
Amgen Inc.	6.400%	2/1/39	700	819
Amgen Inc.	4.950%	10/1/41	100	98
Amgen Inc.	5.150%	11/15/41	250	261
Amgen Inc.	5.650%	6/15/42	300	325
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	291
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,190
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	350	358
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	650	657
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	400	446
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	567
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	318
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	350	453
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	470
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,425	1,676
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	772
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	167
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	325	514
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	343
Archer-Daniels-Midland Co.	4.479%	3/1/21	550	623
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	435
Archer-Daniels-Midland Co.	5.375%	9/15/35	100	118
Archer-Daniels-Midland Co.	5.765%	3/1/41	625	789
8 Aristotle Holding Inc.	4.750%	11/15/21	450	465
8 Aristotle Holding Inc.	6.125%	11/15/41	400	428
AstraZeneca plc	5.400%	6/1/14	875	968
AstraZeneca plc	6.450%	9/15/37	875	1,179
Baptist Health South Florida Obligated Group	4.590%	8/15/21	50	54
Baxter International Inc.	4.625%	3/15/15	250	276
Baxter International Inc.	5.900%	9/1/16	150	179
Baxter International Inc.	6.250%	12/1/37	100	134
Beam Inc.	6.375%	6/15/14	153	167
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	5.875%	1/15/36	250	262
Becton Dickinson and Co.	5.000%	5/15/19	50	58
Becton Dickinson and Co.	3.250%	11/12/20	795	821
Becton Dickinson and Co.	3.125%	11/8/21	270	279
Biogen Idec Inc.	6.000%	3/1/13	600	632
Boston Scientific Corp.	4.500%	1/15/15	300	315
Boston Scientific Corp.	6.250%	11/15/15	600	666
Boston Scientific Corp.	6.000%	1/15/20	350	392
Boston Scientific Corp.	7.000%	11/15/35	75	86
Boston Scientific Corp.	7.375%	1/15/40	150	190
Bottling Group LLC	5.000%	11/15/13	100	108
Bottling Group LLC	6.950%	3/15/14	500	562

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bottling Group LLC	5.500%	4/1/16	1,275	1,477
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	359
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	817
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	369
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	308
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	948
Campbell Soup Co.	3.050%	7/15/17	50	53
Campbell Soup Co.	4.250%	4/15/21	250	279
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	4.625%	12/15/20	350	375
CareFusion Corp.	5.125%	8/1/14	1,100	1,190
CareFusion Corp.	6.375%	8/1/19	75	88
Celgene Corp.	2.450%	10/15/15	75	76
Celgene Corp.	3.950%	10/15/20	50	50
Celgene Corp.	5.700%	10/15/40	75	83
Church & Dwight Co. Inc.	3.350%	12/15/15	100	104
Clorox Co.	5.000%	3/1/13	375	391
Clorox Co.	3.550%	11/1/15	325	342
Coca-Cola Co.	0.750%	11/15/13	1,050	1,054
Coca-Cola Co.	1.500%	11/15/15	100	101
Coca-Cola Co.	5.350%	11/15/17	175	210
Coca-Cola Co.	4.875%	3/15/19	725	846
Coca-Cola Co.	3.150%	11/15/20	525	551
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	627
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	110
Coca-Cola HBC Finance BV	5.500%	9/17/15	500	546
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	681
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	326
Colgate-Palmolive Co.	0.600%	11/15/14	100	100
Colgate-Palmolive Co.	1.300%	1/15/17	400	397
Colgate-Palmolive Co.	2.450%	11/15/21	125	125
ConAgra Foods Inc.	5.875%	4/15/14	275	302
ConAgra Foods Inc.	7.125%	10/1/26	50	59
ConAgra Foods Inc.	7.000%	10/1/28	100	116
Corn Products International Inc.	3.200%	11/1/15	25	26
Corn Products International Inc.	4.625%	11/1/20	50	53
Corn Products International Inc.	6.625%	4/15/37	75	89
Covidien International Finance SA	1.875%	6/15/13	525	530
Covidien International Finance SA	6.550%	10/15/37	525	669
CR Bard Inc.	6.700%	12/1/26	450	596
Delhaize Group SA	5.875%	2/1/14	250	270
Delhaize Group SA	5.700%	10/1/40	300	303
Diageo Capital plc	5.200%	1/30/13	575	603
Diageo Capital plc	5.750%	10/23/17	75	88
Diageo Finance BV	5.300%	10/28/15	625	711
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	400
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,000	1,038
Eli Lilly & Co.	5.500%	3/15/27	625	745
8 Energizer Holdings Inc.	4.700%	5/19/21	150	158
Express Scripts Inc.	6.250%	6/15/14	250	272
Genentech Inc.	4.750%	7/15/15	150	167
General Mills Inc.	5.200%	3/17/15	875	977
General Mills Inc.	5.700%	2/15/17	575	678
General Mills Inc.	5.650%	2/15/19	875	1,039
Gilead Sciences Inc.	2.400%	12/1/14	150	153
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	4.500%	4/1/21	300	316
Gilead Sciences Inc.	5.650%	12/1/41	200	221
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,700	1,800
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	354
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,650	2,195
Hasbro Inc.	6.300%	9/15/17	550	632
Hasbro Inc.	6.350%	3/15/40	1,000	1,087
Hershey Co.	5.450%	9/1/16	150	175

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hershey Co.	1.500%	11/1/16	200	200
Hershey Co.	4.125%	12/1/20	25	28
HJ Heinz Co.	2.000%	9/12/16	350	353
Hormel Foods Corp.	4.125%	4/15/21	75	83
Hospira Inc.	5.900%	6/15/14	200	215
JM Smucker Co.	3.500%	10/15/21	100	102
Johnson & Johnson	5.150%	7/15/18	125	150
Johnson & Johnson	6.950%	9/1/29	100	141
Johnson & Johnson	4.950%	5/15/33	550	662
Johnson & Johnson	5.850%	7/15/38	325	434
Kellogg Co.	4.250%	3/6/13	125	130
Kellogg Co.	1.875%	11/17/16	475	477
Kellogg Co.	4.150%	11/15/19	250	271
Kellogg Co.	7.450%	4/1/31	150	204
Kimberly-Clark Corp.	4.875%	8/15/15	650	730
Kimberly-Clark Corp.	6.125%	8/1/17	200	245
Kimberly-Clark Corp.	3.625%	8/1/20	250	269
Kimberly-Clark Corp.	3.875%	3/1/21	150	166
Kimberly-Clark Corp.	5.300%	3/1/41	375	463
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	157
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	286
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	253
Kraft Foods Inc.	2.625%	5/8/13	800	816
Kraft Foods Inc.	6.750%	2/19/14	125	139
Kraft Foods Inc.	4.125%	2/9/16	1,425	1,547
Kraft Foods Inc.	6.500%	8/11/17	525	623
Kraft Foods Inc.	6.125%	8/23/18	750	886
Kraft Foods Inc.	5.375%	2/10/20	150	173
Kraft Foods Inc.	6.500%	11/1/31	875	1,089
Kraft Foods Inc.	7.000%	8/11/37	725	965
Kraft Foods Inc.	6.875%	2/1/38	700	923
Kraft Foods Inc.	6.875%	1/26/39	250	329
Kraft Foods Inc.	6.500%	2/9/40	450	578
Kroger Co.	4.950%	1/15/15	500	552
Kroger Co.	3.900%	10/1/15	350	376
Kroger Co.	8.000%	9/15/29	750	1,019
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	365
Laboratory Corp. of America Holdings	4.625%	11/15/20	600	633
Life Technologies Corp.	4.400%	3/1/15	225	233
Life Technologies Corp.	3.500%	1/15/16	50	50
Life Technologies Corp.	6.000%	3/1/20	200	223
Life Technologies Corp.	5.000%	1/15/21	1,100	1,159
Lorillard Tobacco Co.	3.500%	8/4/16	75	76
Lorillard Tobacco Co.	8.125%	6/23/19	450	536
Lorillard Tobacco Co.	7.000%	8/4/41	75	79
Mattel Inc.	5.450%	11/1/41	100	101
McCormick & Co. Inc.	3.900%	7/15/21	100	106
McKesson Corp.	5.250%	3/1/13	75	79
McKesson Corp.	3.250%	3/1/16	1,175	1,245
McKesson Corp.	4.750%	3/1/21	75	85
McKesson Corp.	6.000%	3/1/41	125	161
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	78
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	688
Mead Johnson Nutrition Co.	5.900%	11/1/39	125	150
Medco Health Solutions Inc.	7.250%	8/15/13	675	731
Medco Health Solutions Inc.	7.125%	3/15/18	600	703
Medtronic Inc.	3.000%	3/15/15	425	450
Medtronic Inc.	4.750%	9/15/15	550	620
Medtronic Inc.	4.450%	3/15/20	175	198
Medtronic Inc.	5.550%	3/15/40	75	93
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	75	78
Merck & Co. Inc.	4.750%	3/1/15	275	307
Merck & Co. Inc.	4.000%	6/30/15	350	386
Merck & Co. Inc.	6.000%	9/15/17	500	613

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	5.000%	6/30/19	375	442
Merck & Co. Inc.	3.875%	1/15/21	350	393
Merck & Co. Inc.	6.400%	3/1/28	225	293
Merck & Co. Inc.	5.950%	12/1/28	250	314
Merck & Co. Inc.	6.550%	9/15/37	850	1,171
Merck & Co. Inc.	5.850%	6/30/39	100	129
Novant Health Inc.	5.850%	11/1/19	300	349
Novartis Capital Corp.	1.900%	4/24/13	250	255
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,068
Novartis Capital Corp.	2.900%	4/24/15	450	476
Novartis Securities Investment Ltd.	5.125%	2/10/19	1,750	2,056
Partners Healthcare System Inc.	3.443%	7/1/21	150	152
PepsiAmericas Inc.	5.000%	5/15/17	450	521
PepsiCo Inc.	4.650%	2/15/13	250	262
PepsiCo Inc.	3.750%	3/1/14	175	186
PepsiCo Inc.	5.000%	6/1/18	775	899
PepsiCo Inc.	7.900%	11/1/18	2,250	3,020
PerkinElmer Inc.	5.000%	11/15/21	125	126
Pfizer Inc.	5.350%	3/15/15	2,825	3,201
Pfizer Inc.	6.200%	3/15/19	1,125	1,391
Pfizer Inc.	7.200%	3/15/39	300	440
Philip Morris International Inc.	4.875%	5/16/13	625	661
Philip Morris International Inc.	6.875%	3/17/14	475	535
Philip Morris International Inc.	5.650%	5/16/18	275	326
Philip Morris International Inc.	6.375%	5/16/38	825	1,074
Philip Morris International Inc.	4.375%	11/15/41	1,525	1,577
5 Procter & Gamble - Esop	9.360%	1/1/21	900	1,215
Procter & Gamble Co.	4.950%	8/15/14	100	111
Procter & Gamble Co.	3.500%	2/15/15	525	566
Procter & Gamble Co.	4.700%	2/15/19	175	206
Procter & Gamble Co.	6.450%	1/15/26	600	813
Procter & Gamble Co.	5.550%	3/5/37	600	796
Quest Diagnostics Inc.	5.450%	11/1/15	250	282
Quest Diagnostics Inc.	4.700%	4/1/21	300	320
Ralcorp Holdings Inc.	6.625%	8/15/39	450	471
Reynolds American Inc.	6.750%	6/15/17	100	114
Safeway Inc.	6.250%	3/15/14	300	332
Safeway Inc.	3.950%	8/15/20	925	916
Safeway Inc.	7.250%	2/1/31	50	60
Sanofi	1.625%	3/28/14	125	127
Sanofi	2.625%	3/29/16	1,400	1,461
Sanofi	4.000%	3/29/21	700	775
St. Jude Medical Inc.	2.200%	9/15/13	300	306
St. Jude Medical Inc.	3.750%	7/15/14	425	450
St. Jude Medical Inc.	4.875%	7/15/19	75	85
Stryker Corp.	3.000%	1/15/15	100	105
Stryker Corp.	2.000%	9/30/16	150	153
Stryker Corp.	4.375%	1/15/20	100	112
Sysco Corp.	5.250%	2/12/18	300	351
Sysco Corp.	5.375%	9/21/35	500	620
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	275	279
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	125	127
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	234
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	250	252
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	200	201
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	106
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	425
Unilever Capital Corp.	3.650%	2/15/14	275	292
Unilever Capital Corp.	2.750%	2/10/16	500	528
Unilever Capital Corp.	4.800%	2/15/19	150	174
Unilever Capital Corp.	4.250%	2/10/21	355	407
UST LLC	5.750%	3/1/18	250	277
Whirlpool Corp.	5.500%	3/1/13	250	260

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wyeth	6.450%	2/1/24	800	1,045
Wyeth	6.500%	2/1/34	200	268
Wyeth	6.000%	2/15/36	1,225	1,570
Wyeth	5.950%	4/1/37	150	192
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Holdings Inc.	5.750%	11/30/39	400	467
Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	942
Anadarko Petroleum Corp.	7.625%	3/15/14	300	334
Anadarko Petroleum Corp.	5.750%	6/15/14	125	135
Anadarko Petroleum Corp.	5.950%	9/15/16	1,000	1,133
Anadarko Petroleum Corp.	6.950%	6/15/19	50	59
Anadarko Petroleum Corp.	6.450%	9/15/36	650	749
Anadarko Petroleum Corp.	7.950%	6/15/39	125	163
Apache Corp.	6.000%	9/15/13	300	328
Apache Corp.	5.625%	1/15/17	75	89
Apache Corp.	6.900%	9/15/18	500	637
Apache Corp.	3.625%	2/1/21	350	378
Apache Corp.	5.100%	9/1/40	100	118
Apache Finance Canada Corp.	7.750%	12/15/29	225	326
Baker Hughes Inc.	6.875%	1/15/29	400	547
Baker Hughes Inc.	5.125%	9/15/40	50	59
BJ Services Co.	6.000%	6/1/18	100	120
BP Capital Markets plc	5.250%	11/7/13	750	805
BP Capital Markets plc	3.625%	5/8/14	300	315
BP Capital Markets plc	3.875%	3/10/15	250	266
BP Capital Markets plc	3.125%	10/1/15	800	837
BP Capital Markets plc	3.200%	3/11/16	600	629
BP Capital Markets plc	4.750%	3/10/19	750	838
BP Capital Markets plc	4.500%	10/1/20	950	1,053
BP Capital Markets plc	4.742%	3/11/21	725	824
BP Capital Markets plc	3.561%	11/1/21	300	315
Burlington Resources Finance Co.	7.400%	12/1/31	600	826
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	402
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	192
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	130
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	655
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	515
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	550
Cenovus Energy Inc.	5.700%	10/15/19	475	558
Chevron Corp.	3.950%	3/3/14	500	535
Chevron Corp.	4.950%	3/3/19	475	563
ConocoPhillips	4.750%	2/1/14	250	270
ConocoPhillips	4.600%	1/15/15	200	222
ConocoPhillips	5.750%	2/1/19	1,575	1,904
ConocoPhillips	5.900%	10/15/32	150	186
ConocoPhillips	5.900%	5/15/38	375	478
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	305
ConocoPhillips Holding Co.	6.950%	4/15/29	275	376
Devon Energy Corp.	5.625%	1/15/14	525	572
Devon Energy Corp.	2.400%	7/15/16	100	102
Devon Energy Corp.	4.000%	7/15/21	200	218
Devon Energy Corp.	7.950%	4/15/32	25	36
Devon Energy Corp.	5.600%	7/15/41	900	1,091
Devon Financing Corp. ULC	7.875%	9/30/31	425	598
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	109
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	87
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	250
Encana Corp.	4.750%	10/15/13	25	26
Encana Corp.	3.900%	11/15/21	275	276
Encana Corp.	7.200%	11/1/31	625	772
Encana Corp.	5.150%	11/15/41	50	51

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	54
Ensco plc	3.250%	3/15/16	250	255
Ensco plc	4.700%	3/15/21	750	780
EOG Resources Inc.	6.125%	10/1/13	575	626
EOG Resources Inc.	2.500%	2/1/16	1,000	1,035
EOG Resources Inc.	5.625%	6/1/19	275	326
EOG Resources Inc.	4.100%	2/1/21	150	164
Halliburton Co.	7.450%	9/15/39	450	647
Halliburton Co.	4.500%	11/15/41	250	256
Hess Corp.	8.125%	2/15/19	900	1,154
Hess Corp.	7.875%	10/1/29	150	201
Hess Corp.	7.125%	3/15/33	375	475
Hess Corp.	5.600%	2/15/41	400	451
Husky Energy Inc.	7.250%	12/15/19	300	367
Husky Energy Inc.	6.800%	9/15/37	100	126
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,187
Kerr-McGee Corp.	7.875%	9/15/31	150	188
Marathon Petroleum Corp.	3.500%	3/1/16	400	408
Marathon Petroleum Corp.	5.125%	3/1/21	750	789
Nabors Industries Inc.	9.250%	1/15/19	600	755
Nabors Industries Inc.	5.000%	9/15/20	100	102
Nexen Inc.	7.875%	3/15/32	100	118
Nexen Inc.	6.400%	5/15/37	1,000	1,058
Nexen Inc.	7.500%	7/30/39	625	748
Noble Energy Inc.	8.250%	3/1/19	300	392
Noble Energy Inc.	4.150%	12/15/21	350	362
Noble Energy Inc.	6.000%	3/1/41	75	87
Noble Holding International Ltd.	3.450%	8/1/15	75	78
Noble Holding International Ltd.	4.900%	8/1/20	100	106
Noble Holding International Ltd.	4.625%	3/1/21	100	104
Noble Holding International Ltd.	6.200%	8/1/40	200	225
Noble Holding International Ltd.	6.050%	3/1/41	300	333
Occidental Petroleum Corp.	2.500%	2/1/16	725	761
Occidental Petroleum Corp.	4.125%	6/1/16	1,288	1,437
Occidental Petroleum Corp.	4.100%	2/1/21	200	223
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	4.000%	7/15/13	75	78
Petro-Canada	7.875%	6/15/26	100	132
Petro-Canada	5.350%	7/15/33	450	472
Petro-Canada	5.950%	5/15/35	500	571
Pride International Inc.	6.875%	8/15/20	500	584
Rowan Cos. Inc.	7.875%	8/1/19	125	147
Shell International Finance BV	1.875%	3/25/13	450	458
Shell International Finance BV	4.000%	3/21/14	600	643
Shell International Finance BV	3.100%	6/28/15	1,075	1,152
Shell International Finance BV	3.250%	9/22/15	200	216
Shell International Finance BV	5.200%	3/22/17	300	350
Shell International Finance BV	4.300%	9/22/19	1,000	1,153
Shell International Finance BV	4.375%	3/25/20	275	320
Shell International Finance BV	6.375%	12/15/38	500	682
Shell International Finance BV	5.500%	3/25/40	750	936
Suncor Energy Inc.	6.100%	6/1/18	100	118
Suncor Energy Inc.	6.500%	6/15/38	1,300	1,635
Suncor Energy Inc.	6.850%	6/1/39	475	599
Talisman Energy Inc.	5.125%	5/15/15	100	108
Talisman Energy Inc.	3.750%	2/1/21	350	344
Tosco Corp.	8.125%	2/15/30	1,150	1,689
Total Capital Canada Ltd.	1.625%	1/28/14	575	587
Total Capital SA	3.000%	6/24/15	575	608
Total Capital SA	2.300%	3/15/16	525	540
Total Capital SA	4.450%	6/24/20	325	362
Total Capital SA	4.125%	1/28/21	250	272
Transocean Inc.	5.250%	3/15/13	100	102
Transocean Inc.	4.950%	11/15/15	450	459

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transocean Inc.	6.000%	3/15/18	925	955
Transocean Inc.	6.500%	11/15/20	200	206
Transocean Inc.	7.500%	4/15/31	300	311
Valero Energy Corp.	4.500%	2/1/15	75	80
Valero Energy Corp.	6.125%	6/15/17	1,000	1,118
Valero Energy Corp.	6.125%	2/1/20	150	167
Valero Energy Corp.	7.500%	4/15/32	750	874
Valero Energy Corp.	6.625%	6/15/37	300	321
Weatherford International Inc.	6.800%	6/15/37	400	441
Weatherford International Ltd.	6.000%	3/15/18	400	444
Weatherford International Ltd.	9.625%	3/1/19	775	1,003
Weatherford International Ltd.	5.125%	9/15/20	300	314
Weatherford International Ltd.	6.500%	8/1/36	800	872
Williams Cos. Inc.	7.500%	1/15/31	321	398
Williams Cos. Inc.	7.750%	6/15/31	93	118
XTO Energy Inc.	5.750%	12/15/13	900	987
XTO Energy Inc.	6.250%	8/1/17	400	493
Other Industrial (0.0%)
California Institute of Technology Revenue	4.700%	11/1/2111	550	553
Cintas Corp. No 2	6.125%	12/1/17	225	270
Fluor Corp.	3.375%	9/15/21	150	151
Massachusetts Development Finance Agency Revenue
(Harvard University)	4.875%	10/15/40	200	234
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/2111	400	550
Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	210
Adobe Systems Inc.	4.750%	2/1/20	325	351
Agilent Technologies Inc.	2.500%	7/15/13	200	202
Agilent Technologies Inc.	5.500%	9/14/15	550	606
Agilent Technologies Inc.	6.500%	11/1/17	350	409
Amphenol Corp.	4.750%	11/15/14	200	214
Analog Devices Inc.	5.000%	7/1/14	175	191
Analog Devices Inc.	3.000%	4/15/16	50	53
Applied Materials Inc.	2.650%	6/15/16	75	77
Applied Materials Inc.	4.300%	6/15/21	375	399
Applied Materials Inc.	5.850%	6/15/41	125	143
Arrow Electronics Inc.	3.375%	11/1/15	600	601
BMC Software Inc.	7.250%	6/1/18	175	202
Broadcom Corp.	1.500%	11/1/13	100	101
Broadcom Corp.	2.700%	11/1/18	100	100
CA Inc.	6.125%	12/1/14	500	556
CA Inc.	5.375%	12/1/19	675	732
Cisco Systems Inc.	1.625%	3/14/14	925	945
Cisco Systems Inc.	5.500%	2/22/16	500	582
Cisco Systems Inc.	4.950%	2/15/19	125	145
Cisco Systems Inc.	4.450%	1/15/20	2,275	2,587
Cisco Systems Inc.	5.900%	2/15/39	425	527
Cisco Systems Inc.	5.500%	1/15/40	575	700
Computer Sciences Corp.	6.500%	3/15/18	125	123
Corning Inc.	6.625%	5/15/19	50	61
Corning Inc.	5.750%	8/15/40	175	204
Dell Inc.	1.400%	9/10/13	200	203
Dell Inc.	2.100%	4/1/14	400	408
Dell Inc.	2.300%	9/10/15	75	77
Dell Inc.	3.100%	4/1/16	900	950
Dell Inc.	5.875%	6/15/19	175	205
Dun & Bradstreet Corp.	2.875%	11/15/15	150	154
Equifax Inc.	6.300%	7/1/17	125	140
Fiserv Inc.	3.125%	10/1/15	150	153
Fiserv Inc.	3.125%	6/15/16	300	304
Fiserv Inc.	6.800%	11/20/17	475	553
Google Inc.	2.125%	5/19/16	50	52

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Google Inc.	3.625%	5/19/21	350	383
Harris Corp.	5.000%	10/1/15	425	465
Harris Corp.	6.150%	12/15/40	25	28
Hewlett-Packard Co.	4.500%	3/1/13	625	644
Hewlett-Packard Co.	1.250%	9/13/13	250	246
Hewlett-Packard Co.	6.125%	3/1/14	2,800	3,023
Hewlett-Packard Co.	2.125%	9/13/15	575	563
Hewlett-Packard Co.	5.400%	3/1/17	225	248
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,139
Hewlett-Packard Co.	3.750%	12/1/20	200	197
Hewlett-Packard Co.	6.000%	9/15/41	200	222
HP Enterprise Services LLC	6.000%	8/1/13	225	239
Intel Corp.	1.950%	10/1/16	225	231
Intel Corp.	3.300%	10/1/21	200	210
Intel Corp.	4.800%	10/1/41	625	691
International Business Machines Corp.	7.500%	6/15/13	550	604
International Business Machines Corp.	1.000%	8/5/13	700	706
International Business Machines Corp.	0.875%	10/31/14	325	326
International Business Machines Corp.	2.000%	1/5/16	275	283
International Business Machines Corp.	1.950%	7/22/16	300	308
International Business Machines Corp.	5.700%	9/14/17	1,000	1,211
International Business Machines Corp.	2.900%	11/1/21	200	206
International Business Machines Corp.	5.600%	11/30/39	1,720	2,213
Juniper Networks Inc.	3.100%	3/15/16	75	78
Juniper Networks Inc.	4.600%	3/15/21	50	53
Juniper Networks Inc.	5.950%	3/15/41	150	163
Lexmark International Inc.	5.900%	6/1/13	150	156
Lexmark International Inc.	6.650%	6/1/18	375	418
Maxim Integrated Products Inc.	3.450%	6/14/13	100	103
Microsoft Corp.	0.875%	9/27/13	150	151
Microsoft Corp.	2.950%	6/1/14	675	715
Microsoft Corp.	1.625%	9/25/15	200	207
Microsoft Corp.	4.200%	6/1/19	50	57
Microsoft Corp.	3.000%	10/1/20	250	264
Microsoft Corp.	5.200%	6/1/39	350	432
Microsoft Corp.	4.500%	10/1/40	125	141
Microsoft Corp.	5.300%	2/8/41	600	760
Motorola Solutions Inc.	7.500%	5/15/25	75	88
Nokia Oyj	5.375%	5/15/19	1,625	1,644
Nokia Oyj	6.625%	5/15/39	100	96
Oracle Corp.	5.250%	1/15/16	1,900	2,189
Oracle Corp.	5.750%	4/15/18	300	365
Oracle Corp.	5.000%	7/8/19	1,175	1,380
Oracle Corp.	6.125%	7/8/39	275	364
Oracle Corp.	5.375%	7/15/40	920	1,130
Pitney Bowes Inc.	3.875%	6/15/13	225	232
Pitney Bowes Inc.	4.875%	8/15/14	25	27
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,338
SAIC Inc.	4.450%	12/1/20	75	80
SAIC Inc.	5.950%	12/1/40	75	81
Science Applications International Corp.	5.500%	7/1/33	100	102
Symantec Corp.	2.750%	9/15/15	50	51
Symantec Corp.	4.200%	9/15/20	75	76
Texas Instruments Inc.	2.375%	5/16/16	175	182
Tyco Electronics Group SA	7.125%	10/1/37	600	791
Xerox Corp.	8.250%	5/15/14	300	339
Xerox Corp.	6.400%	3/15/16	375	422
Xerox Corp.	6.750%	2/1/17	350	401
Xerox Corp.	6.350%	5/15/18	350	395
Xerox Corp.	5.625%	12/15/19	550	599
Transportation (0.2%)
5 American Airlines 2011-2 Class A Pass Through Trust	8.625%	4/15/23	175	182
5 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	117	125

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	86
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	285
Burlington Northern Santa Fe LLC	7.000%	12/15/25	200	268
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	159
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	410
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	487
Canadian National Railway Co.	1.450%	12/15/16	125	124
Canadian National Railway Co.	2.850%	12/15/21	50	50
Canadian National Railway Co.	6.250%	8/1/34	350	456
Canadian National Railway Co.	6.200%	6/1/36	350	458
Canadian Pacific Railway Co.	7.125%	10/15/31	450	533
Canadian Pacific Railway Co.	5.950%	5/15/37	250	257
Con-way Inc.	6.700%	5/1/34	350	348
5 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	462	477
5 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	139	149
CSX Corp.	5.600%	5/1/17	25	29
CSX Corp.	7.900%	5/1/17	126	157
CSX Corp.	6.250%	3/15/18	725	863
CSX Corp.	7.375%	2/1/19	1,050	1,313
CSX Corp.	4.250%	6/1/21	475	507
CSX Corp.	6.220%	4/30/40	174	212
CSX Corp.	5.500%	4/15/41	425	478
CSX Corp.	4.750%	5/30/42	1,375	1,419
5 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	227	237
5 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	636	692
5 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	95	97
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	458
Norfolk Southern Corp.	5.750%	1/15/16	175	203
Norfolk Southern Corp.	7.700%	5/15/17	400	507
Norfolk Southern Corp.	5.750%	4/1/18	100	117
Norfolk Southern Corp.	5.900%	6/15/19	425	514
Norfolk Southern Corp.	3.250%	12/1/21	25	25
Norfolk Southern Corp.	5.590%	5/17/25	72	85
Norfolk Southern Corp.	7.800%	5/15/27	100	141
Norfolk Southern Corp.	5.640%	5/17/29	100	123
8 Norfolk Southern Corp.	4.837%	10/1/41	355	379
Norfolk Southern Corp.	6.000%	5/23/2111	650	768
Norfolk Southern Railway Co.	9.750%	6/15/20	116	169
Ryder System Inc.	5.850%	3/1/14	250	272
Ryder System Inc.	3.150%	3/2/15	375	385
Ryder System Inc.	3.600%	3/1/16	400	416
Ryder System Inc.	5.850%	11/1/16	75	86
Southwest Airlines Co.	5.750%	12/15/16	200	224
Southwest Airlines Co.	5.125%	3/1/17	400	428
5 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	127	136
Union Pacific Corp.	5.450%	1/31/13	650	682
Union Pacific Corp.	7.125%	2/1/28	500	658
Union Pacific Corp.	6.625%	2/1/29	200	262
Union Pacific Corp.	5.780%	7/15/40	175	214
United Parcel Service Inc.	3.875%	4/1/14	50	54
United Parcel Service Inc.	5.125%	4/1/19	175	212
United Parcel Service Inc.	3.125%	1/15/21	350	371
United Parcel Service Inc.	6.200%	1/15/38	595	797
				518,749
Utilities (1.0%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	512
Alabama Power Co.	5.500%	10/15/17	550	654
Ameren Illinois Co.	6.125%	11/15/17	25	29
Arizona Public Service Co.	5.800%	6/30/14	50	55
Arizona Public Service Co.	4.650%	5/15/15	275	301
Arizona Public Service Co.	5.500%	9/1/35	400	461
Carolina Power & Light Co.	5.125%	9/15/13	325	348

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Carolina Power & Light Co.	5.300%	1/15/19	675	792
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	527
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	197
Cleco Power LLC	6.000%	12/1/40	175	210
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	349
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	560
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	252
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	879
Commonwealth Edison Co.	1.625%	1/15/14	125	126
Commonwealth Edison Co.	5.950%	8/15/16	900	1,057
Commonwealth Edison Co.	6.150%	9/15/17	600	708
Commonwealth Edison Co.	5.800%	3/15/18	150	177
Commonwealth Edison Co.	5.900%	3/15/36	100	122
Commonwealth Edison Co.	6.450%	1/15/38	700	918
Connecticut Light & Power Co.	6.350%	6/1/36	250	324
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	715
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	284
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	350
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	518
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	593
Constellation Energy Group Inc.	4.550%	6/15/15	175	186
Constellation Energy Group Inc.	5.150%	12/1/20	1,000	1,089
Constellation Energy Group Inc.	7.600%	4/1/32	100	129
Consumers Energy Co.	5.375%	4/15/13	175	184
Detroit Edison Co.	3.900%	6/1/21	100	110
Detroit Edison Co.	5.700%	10/1/37	125	157
Dominion Resources Inc.	1.800%	3/15/14	100	102
Dominion Resources Inc.	2.250%	9/1/15	750	767
Dominion Resources Inc.	1.950%	8/15/16	500	505
Dominion Resources Inc.	6.000%	11/30/17	550	651
Dominion Resources Inc.	4.450%	3/15/21	125	139
Dominion Resources Inc.	5.250%	8/1/33	200	220
Dominion Resources Inc.	4.900%	8/1/41	550	593
5 Dominion Resources Inc.	7.500%	6/30/66	175	182
Duke Energy Carolinas LLC	4.300%	6/15/20	500	567
Duke Energy Carolinas LLC	3.900%	6/15/21	700	769
Duke Energy Carolinas LLC	6.000%	12/1/28	300	370
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,399
Duke Energy Carolinas LLC	6.050%	4/15/38	50	65
Duke Energy Corp.	3.350%	4/1/15	375	394
Duke Energy Corp.	5.050%	9/15/19	175	197
Duke Energy Indiana Inc.	5.000%	9/15/13	250	265
Duke Energy Indiana Inc.	3.750%	7/15/20	185	198
Duke Energy Ohio Inc.	2.100%	6/15/13	325	331
El Paso Electric Co.	6.000%	5/15/35	175	207
Entergy Arkansas Inc.	3.750%	2/15/21	650	677
Exelon Corp.	4.900%	6/15/15	500	539
Exelon Generation Co. LLC	4.000%	10/1/20	575	590
Florida Power & Light Co.	5.950%	10/1/33	100	128
Florida Power & Light Co.	5.625%	4/1/34	225	278
Florida Power & Light Co.	4.950%	6/1/35	50	57
Florida Power & Light Co.	6.200%	6/1/36	50	66
Florida Power & Light Co.	5.850%	5/1/37	150	193
Florida Power & Light Co.	5.950%	2/1/38	175	231
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,561
Florida Power Corp.	4.800%	3/1/13	50	52
Florida Power Corp.	5.650%	6/15/18	50	60
Florida Power Corp.	4.550%	4/1/20	1,375	1,554
Georgia Power Co.	5.950%	2/1/39	275	352
Great Plains Energy Inc.	2.750%	8/15/13	100	101
Iberdrola International BV	6.750%	7/15/36	175	189
5 Integrys Energy Group Inc.	6.110%	12/1/66	300	288
Interstate Power & Light Co.	6.250%	7/15/39	100	131
Jersey Central Power & Light Co.	5.625%	5/1/16	350	396

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Jersey Central Power & Light Co.	5.650%	6/1/17	350	402
Kansas City Power & Light Co.	6.050%	11/15/35	200	235
Kansas City Power & Light Co.	5.300%	10/1/41	625	677
Kentucky Utilities Co.	1.625%	11/1/15	200	202
Kentucky Utilities Co.	3.250%	11/1/20	200	208
LG&E and KU Energy LLC	2.125%	11/15/15	125	124
LG&E and KU Energy LLC	3.750%	11/15/20	150	152
Louisville Gas & Electric Co.	1.625%	11/15/15	300	302
Louisville Gas & Electric Co.	5.125%	11/15/40	100	120
MidAmerican Energy Co.	5.950%	7/15/17	150	176
MidAmerican Energy Co.	6.750%	12/30/31	725	936
Midamerican Energy Holdings Co.	5.000%	2/15/14	300	320
Midamerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,468
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	295
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	753
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	132
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	174
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	854
Nevada Power Co.	5.450%	5/15/41	500	598
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,025	1,044
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	225
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	276
Northern States Power Co.	6.200%	7/1/37	250	340
Northern States Power Co.	5.350%	11/1/39	175	216
NSTAR	4.500%	11/15/19	750	830
NSTAR Electric Co.	4.875%	4/15/14	225	243
NSTAR Electric Co.	5.625%	11/15/17	325	383
Oglethorpe Power Corp.	5.950%	11/1/39	100	126
Oglethorpe Power Corp.	5.375%	11/1/40	175	205
Ohio Edison Co.	6.400%	7/15/16	550	637
Ohio Power Co.	5.750%	9/1/13	475	508
Ohio Power Co.	6.000%	6/1/16	150	173
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	187
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	349
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	200
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	256
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	806
Pacific Gas & Electric Co.	4.800%	3/1/14	650	700
Pacific Gas & Electric Co.	5.625%	11/30/17	250	296
Pacific Gas & Electric Co.	8.250%	10/15/18	275	362
Pacific Gas & Electric Co.	4.250%	5/15/21	225	245
Pacific Gas & Electric Co.	6.050%	3/1/34	825	1,027
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,256
Pacific Gas & Electric Co.	5.400%	1/15/40	500	578
PacifiCorp	5.250%	6/15/35	475	545
PacifiCorp	6.250%	10/15/37	600	795
Peco Energy Co.	5.350%	3/1/18	125	147
Pennsylvania Electric Co.	6.050%	9/1/17	75	87
Pepco Holdings Inc.	2.700%	10/1/15	475	481
PPL Electric Utilities Corp.	6.250%	5/15/39	100	135
PPL Electric Utilities Corp.	5.200%	7/15/41	700	835
PPL Energy Supply LLC	6.200%	5/15/16	68	76
Progress Energy Inc.	6.050%	3/15/14	100	110
Progress Energy Inc.	7.750%	3/1/31	625	888
PSEG Power LLC	2.500%	4/15/13	250	254
PSEG Power LLC	5.000%	4/1/14	650	696
PSEG Power LLC	5.500%	12/1/15	450	500
PSEG Power LLC	5.125%	4/15/20	200	223
Public Service Co. of Colorado	5.800%	8/1/18	100	120
Public Service Co. of Colorado	5.125%	6/1/19	175	205
Public Service Co. of Colorado	3.200%	11/15/20	500	519
Public Service Co. of Colorado	6.250%	9/1/37	300	403
Public Service Co. of Oklahoma	5.150%	12/1/19	600	669
Public Service Co. of Oklahoma	4.400%	2/1/21	500	544

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Public Service Co. of Oklahoma	6.625%	11/15/37	275	350
Public Service Electric & Gas Co.	2.700%	5/1/15	225	235
Public Service Electric & Gas Co.	5.500%	3/1/40	300	380
Puget Sound Energy Inc.	5.483%	6/1/35	100	118
Puget Sound Energy Inc.	6.274%	3/15/37	500	652
Puget Sound Energy Inc.	4.434%	11/15/41	275	287
San Diego Gas & Electric Co.	5.300%	11/15/15	100	115
San Diego Gas & Electric Co.	5.350%	5/15/35	100	123
San Diego Gas & Electric Co.	5.350%	5/15/40	500	631
San Diego Gas & Electric Co.	4.500%	8/15/40	50	56
Sierra Pacific Power Co.	6.000%	5/15/16	525	609
Sierra Pacific Power Co.	6.750%	7/1/37	400	547
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	582
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	194
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	120
Southern California Edison Co.	4.650%	4/1/15	775	853
Southern California Edison Co.	5.000%	1/15/16	275	313
Southern California Edison Co.	3.875%	6/1/21	350	387
Southern California Edison Co.	6.650%	4/1/29	225	297
Southern California Edison Co.	5.750%	4/1/35	508	647
Southern California Edison Co.	5.350%	7/15/35	350	420
Southern Power Co.	4.875%	7/15/15	1,325	1,459
Southern Power Co.	5.150%	9/15/41	800	846
Southwestern Electric Power Co.	6.450%	1/15/19	250	292
Southwestern Electric Power Co.	6.200%	3/15/40	75	94
Tampa Electric Co.	6.550%	5/15/36	375	497
TECO Finance Inc.	4.000%	3/15/16	100	105
TECO Finance Inc.	5.150%	3/15/20	125	137
TransAlta Corp.	6.650%	5/15/18	100	115
Tucson Electric Power Co.	5.150%	11/15/21	100	106
UIL Holdings Corp.	4.625%	10/1/20	100	105
Union Electric Co.	5.100%	10/1/19	1,200	1,387
Virginia Electric and Power Co.	5.400%	1/15/16	700	806
Virginia Electric and Power Co.	6.000%	5/15/37	550	704
Virginia Electric and Power Co.	8.875%	11/15/38	100	165
Wisconsin Electric Power Co.	6.000%	4/1/14	550	608
Wisconsin Electric Power Co.	4.250%	12/15/19	175	196
Wisconsin Electric Power Co.	5.625%	5/15/33	200	247
5 Wisconsin Energy Corp.	6.250%	5/15/67	525	525
Wisconsin Power & Light Co.	5.000%	7/15/19	25	29
Wisconsin Power & Light Co.	6.375%	8/15/37	300	410
Xcel Energy Inc.	5.613%	4/1/17	631	720
Xcel Energy Inc.	4.700%	5/15/20	100	113
Xcel Energy Inc.	6.500%	7/1/36	225	288
Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	250	251
AGL Capital Corp.	5.875%	3/15/41	125	149
Atmos Energy Corp.	8.500%	3/15/19	250	331
Atmos Energy Corp.	5.500%	6/15/41	300	352
Boardwalk Pipelines LP	5.500%	2/1/17	200	220
British Transco Finance Inc.	6.625%	6/1/18	430	510
Buckeye Partners LP	4.875%	2/1/21	650	685
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	349
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	280
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	86
DCP Midstream Operating LP	3.250%	10/1/15	175	177
El Paso Natural Gas Co.	5.950%	4/15/17	300	336
Enbridge Energy Partners LP	9.875%	3/1/19	550	728
Energy Transfer Partners LP	6.000%	7/1/13	700	735
Energy Transfer Partners LP	5.950%	2/1/15	300	325
Energy Transfer Partners LP	6.125%	2/15/17	300	331
Energy Transfer Partners LP	9.000%	4/15/19	275	329
Energy Transfer Partners LP	6.625%	10/15/36	150	160

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy Transfer Partners LP	7.500%	7/1/38	500	572
9 Enron Corp.	9.125%	4/1/03	700	—
9 Enron Corp.	7.125%	5/15/07	300	—
9 Enron Corp.	6.875%	10/15/07	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	775	852
Enterprise Products Operating LLC	6.300%	9/15/17	225	263
Enterprise Products Operating LLC	6.500%	1/31/19	50	58
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,684
Enterprise Products Operating LLC	7.550%	4/15/38	450	579
EQT Corp.	8.125%	6/1/19	400	473
KeySpan Corp.	8.000%	11/15/30	200	266
KeySpan Corp.	5.803%	4/1/35	250	301
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	371
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	515
Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	82
Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	311
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	859
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	305
Kinder Morgan Energy Partners LP	6.950%	1/15/38	300	343
Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	418
Magellan Midstream Partners LP	5.650%	10/15/16	150	171
Magellan Midstream Partners LP	6.550%	7/15/19	125	148
National Grid plc	6.300%	8/1/16	275	316
Nisource Finance Corp.	5.400%	7/15/14	300	327
Nisource Finance Corp.	6.800%	1/15/19	750	876
Nisource Finance Corp.	6.125%	3/1/22	450	518
Nisource Finance Corp.	6.250%	12/15/40	400	439
NuStar Logistics LP	7.650%	4/15/18	350	420
Oneok Inc.	5.200%	6/15/15	300	329
ONEOK Inc.	6.000%	6/15/35	275	294
ONEOK Partners LP	3.250%	2/1/16	50	52
ONEOK Partners LP	8.625%	3/1/19	400	513
ONEOK Partners LP	6.650%	10/1/36	525	628
ONEOK Partners LP	6.125%	2/1/41	325	379
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	909
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	58
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	160
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	625	681
Questar Corp.	2.750%	2/1/16	25	25
Sempra Energy	6.000%	2/1/13	200	210
Sempra Energy	2.000%	3/15/14	475	481
Sempra Energy	6.150%	6/15/18	750	883
Sempra Energy	6.000%	10/15/39	500	621
Southern California Gas Co.	5.750%	11/15/35	25	32
8 Southern Natural Gas Co.	5.900%	4/1/17	150	172
Southern Natural Gas Co. / Southern Natural Issuing
Corp.	4.400%	6/15/21	250	258
Southern Union Co.	7.600%	2/1/24	250	294
Spectra Energy Capital LLC	5.668%	8/15/14	400	438
Texas Gas Transmission LLC	4.600%	6/1/15	250	267
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	783
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	367
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,000	1,075
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	926
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	149
TransCanada PipeLines Ltd.	6.200%	10/15/37	100	125
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	401
Williams Partners LP	3.800%	2/15/15	125	131
Williams Partners LP	5.250%	3/15/20	1,400	1,554
Williams Partners LP	6.300%	4/15/40	675	823
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	500	598
Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	500	614

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Utilities plc	5.375%	2/1/19	325	340
Veolia Environnement SA	6.000%	6/1/18	600	664

				108,970

Total Corporate Bonds (Cost $875,090)				941,900

Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
African Development Bank	1.625%	2/11/13	325	329
African Development Bank	3.000%	5/27/14	875	923
Asian Development Bank	1.625%	7/15/13	750	763
Asian Development Bank	3.625%	9/5/13	900	945
Asian Development Bank	2.750%	5/21/14	1,175	1,236
Asian Development Bank	0.875%	6/10/14	300	302
Asian Development Bank	4.250%	10/20/14	300	329
Asian Development Bank	2.625%	2/9/15	875	926
Asian Development Bank	2.500%	3/15/16	775	826
Asian Development Bank	5.500%	6/27/16	100	119
Asian Development Bank	5.593%	7/16/18	500	611
Asian Development Bank	1.875%	10/23/18	450	459
Banco do Brasil SA	3.875%	1/23/17	150	148
Brazilian Government International Bond	10.250%	6/17/13	150	169
Brazilian Government International Bond	7.875%	3/7/15	475	566
Brazilian Government International Bond	6.000%	1/17/17	2,400	2,810
5 Brazilian Government International Bond	8.000%	1/15/18	72	84
Brazilian Government International Bond	5.875%	1/15/19	875	1,035
Brazilian Government International Bond	8.875%	10/14/19	175	244
Brazilian Government International Bond	4.875%	1/22/21	850	948
Brazilian Government International Bond	8.875%	4/15/24	325	484
Brazilian Government International Bond	8.750%	2/4/25	800	1,196
Brazilian Government International Bond	10.125%	5/15/27	875	1,444
Brazilian Government International Bond	8.250%	1/20/34	1,075	1,618
Brazilian Government International Bond	7.125%	1/20/37	650	900
Brazilian Government International Bond	11.000%	8/17/40	1,050	1,391
Brazilian Government International Bond	5.625%	1/7/41	750	870
Chile Government International Bond	5.500%	1/15/13	150	157
Chile Government International Bond	3.875%	8/5/20	300	327
China Development Bank Corp.	4.750%	10/8/14	450	479
China Development Bank Corp.	5.000%	10/15/15	175	189
China Government International Bond	4.750%	10/29/13	200	212
Colombia Government International Bond	10.750%	1/15/13	100	108
Colombia Government International Bond	8.250%	12/22/14	200	235
Colombia Government International Bond	7.375%	1/27/17	700	854
Colombia Government International Bond	7.375%	3/18/19	825	1,042
Colombia Government International Bond	4.375%	7/12/21	900	963
Colombia Government International Bond	8.125%	5/21/24	400	554
Colombia Government International Bond	7.375%	9/18/37	200	279
Colombia Government International Bond	6.125%	1/18/41	300	368
Corp Andina de Fomento	3.750%	1/15/16	1,150	1,162
Corp. Andina de Fomento	5.200%	5/21/13	225	234
Corp. Andina de Fomento	5.125%	5/5/15	450	477
Corp. Andina de Fomento	5.750%	1/12/17	375	408
Council Of Europe Development Bank	2.750%	2/10/15	275	285
Council Of Europe Development Bank	2.625%	2/16/16	325	342
10 Development Bank of Japan	4.250%	6/9/15	500	549
European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,055
European Bank for Reconstruction & Development	1.625%	9/3/15	100	102
European Bank for Reconstruction & Development	2.500%	3/15/16	500	527
European Investment Bank	1.625%	3/15/13	600	603
European Investment Bank	2.875%	3/15/13	650	664
European Investment Bank	1.875%	6/17/13	700	708
European Investment Bank	4.250%	7/15/13	2,400	2,513
European Investment Bank	1.250%	9/17/13	875	877
European Investment Bank	1.250%	2/14/14	2,550	2,547
European Investment Bank	2.375%	3/14/14	375	384

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	3.000%	4/8/14	1,000	1,038
European Investment Bank	1.500%	5/15/14	475	477
European Investment Bank	4.625%	5/15/14	2,000	2,154
European Investment Bank	3.125%	6/4/14	1,125	1,173
European Investment Bank	1.125%	8/15/14	500	498
European Investment Bank	2.875%	1/15/15	450	469
European Investment Bank	2.750%	3/23/15	900	937
European Investment Bank	1.625%	9/1/15	2,850	2,850
European Investment Bank	1.375%	10/20/15	800	793
European Investment Bank	4.875%	2/16/16	550	618
European Investment Bank	2.250%	3/15/16	550	562
European Investment Bank	2.500%	5/16/16	525	542
European Investment Bank	2.125%	7/15/16	1,000	1,013
European Investment Bank	5.125%	9/13/16	1,500	1,721
European Investment Bank	1.250%	10/14/16	950	930
European Investment Bank	4.875%	1/17/17	1,225	1,394
European Investment Bank	5.125%	5/30/17	800	928
European Investment Bank	2.875%	9/15/20	1,650	1,650
European Investment Bank	4.000%	2/16/21	800	871
Export Development Canada	3.500%	5/16/13	475	493
Export Development Canada	2.250%	5/28/15	150	157
Export Development Canada	1.250%	10/26/16	475	480
Export-Import Bank of Korea	8.125%	1/21/14	875	967
Export-Import Bank of Korea	5.875%	1/14/15	800	857
Export-Import Bank of Korea	5.125%	3/16/15	150	159
Export-Import Bank of Korea	3.750%	10/20/16	300	303
Hungary Government International Bond	6.250%	1/29/20	1,550	1,416
Hungary Government International Bond	6.375%	3/29/21	250	230
Hungary Government International Bond	7.625%	3/29/41	75	66
Hydro Quebec	2.000%	6/30/16	1,025	1,047
Hydro Quebec	8.400%	1/15/22	825	1,201
Inter-American Development Bank	1.625%	7/15/13	50	51
Inter-American Development Bank	3.000%	4/22/14	1,825	1,920
Inter-American Development Bank	2.250%	7/15/15	3,975	4,156
Inter-American Development Bank	2.375%	8/15/17	250	263
Inter-American Development Bank	1.750%	8/24/18	500	504
Inter-American Development Bank	3.875%	9/17/19	100	115
Inter-American Development Bank	3.875%	2/14/20	500	576
Inter-American Development Bank	7.000%	6/15/25	250	357
International Bank for Reconstruction & Development	1.750%	7/15/13	1,100	1,121
International Bank for Reconstruction & Development	3.500%	10/8/13	450	473
International Bank for Reconstruction & Development	0.500%	11/26/13	375	375
International Bank for Reconstruction & Development	1.125%	8/25/14	1,725	1,755
International Bank for Reconstruction & Development	2.375%	5/26/15	2,500	2,628
International Bank for Reconstruction & Development	2.125%	3/15/16	2,600	2,733
International Bank for Reconstruction & Development	5.000%	4/1/16	200	233
International Bank for Reconstruction & Development	1.000%	9/15/16	200	200
International Finance Corp.	3.500%	5/15/13	375	390
International Finance Corp.	3.000%	4/22/14	875	924
International Finance Corp.	2.750%	4/20/15	900	960
International Finance Corp.	2.250%	4/11/16	525	554
International Finance Corp.	1.125%	11/23/16	1,025	1,027
International Finance Corp.	2.125%	11/17/17	700	728
Israel Government International Bond	4.625%	6/15/13	200	208
Israel Government International Bond	5.500%	11/9/16	850	972
Israel Government International Bond	5.125%	3/26/19	300	336
10 Japan Bank for International Cooperation	4.250%	6/18/13	75	79
10 Japan Finance Corp.	2.875%	2/2/15	625	656
10 Japan Finance Corp.	2.500%	1/21/16	700	728
10 Japan Finance Corp.	2.500%	5/18/16	600	629
10 Japan Finance Corp.	2.250%	7/13/16	575	597
10 Japan Finance Organization for Municipalities	4.625%	4/21/15	500	556
10 Japan Finance Organization for Municipalities	5.000%	5/16/17	500	583
Korea Development Bank	8.000%	1/23/14	800	881

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Korea Development Bank	4.375%	8/10/15	700	720
Korea Development Bank	3.250%	3/9/16	150	148
Korea Development Bank	4.000%	9/9/16	750	759
Korea Electric Power Corp.	7.750%	4/1/13	750	798
Korea Finance Corp.	4.625%	11/16/21	775	775
11 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	1,250	1,267
11 Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,247
11 Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	225	227
11 Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,402
11 Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	1,850	1,869
11 Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	225	228
11 Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	27
11 Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	1,225	1,282
11 Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	1,275	1,337
11 Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	550	553
11 Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	892
11 Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	1,250	1,282
11 Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	200	199
11 Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	3,450	3,980
11 Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	406
11 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,726
11 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	150	169
11 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	4,500	4,631
11 Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	500	215
11 Landwirtschaftliche Rentenbank	4.125%	7/15/13	1,075	1,135
11 Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	344
11 Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,158
11 Landwirtschaftliche Rentenbank	2.500%	2/15/16	125	130
11 Landwirtschaftliche Rentenbank	2.125%	7/15/16	800	819
11 Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	599
Mexico Government International Bond	6.375%	1/16/13	917	958
Mexico Government International Bond	5.875%	2/17/14	1,325	1,431
Mexico Government International Bond	6.625%	3/3/15	493	560
Mexico Government International Bond	11.375%	9/15/16	100	141
Mexico Government International Bond	5.625%	1/15/17	2,250	2,586
Mexico Government International Bond	5.950%	3/19/19	1,725	2,048
Mexico Government International Bond	5.125%	1/15/20	875	1,000
Mexico Government International Bond	6.750%	9/27/34	1,757	2,294
Mexico Government International Bond	6.050%	1/11/40	750	915
Mexico Government International Bond	5.750%	10/12/2110	150	159
Nordic Investment Bank	1.625%	1/28/13	550	557
Nordic Investment Bank	2.625%	10/6/14	475	498
Nordic Investment Bank	2.500%	7/15/15	400	421
Nordic Investment Bank	2.250%	3/15/16	450	472
North American Development Bank	4.375%	2/11/20	125	140
12 Oesterreichische Kontrollbank AG	1.750%	3/11/13	700	704
12 Oesterreichische Kontrollbank AG	1.375%	1/21/14	125	125
12 Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	999
12 Oesterreichische Kontrollbank AG	2.000%	6/3/16	425	423
12 Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	340
Ontario Electricity Financial Corp.	7.450%	3/31/13	600	648
Panama Government International Bond	7.250%	3/15/15	400	462
Panama Government International Bond	5.200%	1/30/20	1,225	1,385
Panama Government International Bond	7.125%	1/29/26	900	1,172
5 Panama Government International Bond	6.700%	1/26/36	200	262
Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,133
Pemex Project Funding Master Trust	6.625%	6/15/38	375	424
Peruvian Government International Bond	7.125%	3/30/19	500	627
Peruvian Government International Bond	7.350%	7/21/25	900	1,195
Peruvian Government International Bond	8.750%	11/21/33	560	852
Peruvian Government International Bond	5.625%	11/18/50	700	766
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	342
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	475	487
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,369

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	655
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	1,050	1,259
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,275	1,457
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	175	199
Petroleos Mexicanos	4.875%	3/15/15	425	451
Petroleos Mexicanos	8.000%	5/3/19	700	874
Petroleos Mexicanos	6.000%	3/5/20	425	476
Petroleos Mexicanos	5.500%	1/21/21	1,375	1,488
Petroleos Mexicanos	6.500%	6/2/41	275	309
8 Petroleos Mexicanos	6.500%	6/2/41	25	28
Poland Government International Bond	3.875%	7/16/15	775	782
Poland Government International Bond	5.000%	10/19/15	375	394
Poland Government International Bond	6.375%	7/15/19	1,850	2,044
Poland Government International Bond	5.125%	4/21/21	150	153
Province of British Columbia	2.850%	6/15/15	750	797
Province of British Columbia	2.100%	5/18/16	1,200	1,248
Province of Manitoba	1.375%	4/28/14	400	406
Province of Manitoba	4.900%	12/6/16	825	954
Province of New Brunswick	2.750%	6/15/18	725	759
Province of Nova Scotia	2.375%	7/21/15	150	156
Province of Nova Scotia	5.125%	1/26/17	500	587
Province of Ontario	1.375%	1/27/14	1,450	1,470
Province of Ontario	4.100%	6/16/14	1,625	1,749
Province of Ontario	2.950%	2/5/15	250	264
Province of Ontario	2.700%	6/16/15	875	908
Province of Ontario	4.750%	1/19/16	75	84
Province of Ontario	2.300%	5/10/16	1,050	1,080
Province of Ontario	1.600%	9/21/16	475	476
Province of Ontario	3.150%	12/15/17	100	107
Province of Ontario	3.000%	7/16/18	400	420
Province of Ontario	4.000%	10/7/19	850	944
Province of Ontario	4.400%	4/14/20	475	541
Quebec	4.875%	5/5/14	250	273
Quebec	4.600%	5/26/15	350	390
Quebec	5.125%	11/14/16	525	611
Quebec	4.625%	5/14/18	450	517
Quebec	3.500%	7/29/20	300	324
Quebec	2.750%	8/25/21	875	877
Quebec	7.125%	2/9/24	400	560
Quebec	7.500%	9/15/29	475	718
Region of Lombardy Italy	5.804%	10/25/32	500	410
Republic of Italy	4.375%	6/15/13	525	516
Republic of Italy	4.500%	1/21/15	800	760
Republic of Italy	3.125%	1/26/15	750	682
Republic of Italy	4.750%	1/25/16	575	535
Republic of Italy	5.250%	9/20/16	1,825	1,706
Republic of Italy	6.875%	9/27/23	125	120
Republic of Italy	5.375%	6/15/33	1,400	1,190
Republic of Korea	4.250%	6/1/13	625	645
Republic of Korea	5.750%	4/16/14	875	947
Republic of Korea	7.125%	4/16/19	425	529
South Africa Government International Bond	6.875%	5/27/19	875	1,056
South Africa Government International Bond	5.500%	3/9/20	1,225	1,367
South Africa Government International Bond	5.875%	5/30/22	100	115
South Africa Government International Bond	6.250%	3/8/41	700	808
Statoil ASA	3.875%	4/15/14	300	320
Statoil ASA	2.900%	10/15/14	75	79
Statoil ASA	3.125%	8/17/17	675	706
Statoil ASA	5.250%	4/15/19	650	751
Statoil ASA	3.150%	1/23/22	125	128
Statoil ASA	7.150%	1/15/29	250	341
Statoil ASA	5.100%	8/17/40	300	357
Statoil ASA	4.250%	11/23/41	125	131
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,059

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Svensk Exportkredit AB	2.125%	7/13/16	450	448

Total Sovereign Bonds (Cost $191,079)				202,855

Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	139
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	58
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	175	193
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	150	171
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	98
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	245
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	121
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	224
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	422
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	300	391
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.262%	7/1/39	100	122
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	75	85
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	150	182
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	100	115
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	400	427
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	100	112
California GO	5.250%	4/1/14	150	160
California GO	5.750%	3/1/17	150	168
California GO	6.200%	10/1/19	1,600	1,828
California GO	5.700%	11/1/21	250	275
California GO	7.500%	4/1/34	800	957
California GO	5.650%	4/1/39	200	211
California GO	7.300%	10/1/39	150	179
California GO	7.350%	11/1/39	825	989
California GO	7.625%	3/1/40	450	557
California GO	7.600%	11/1/40	350	433
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	120
Chicago IL Board of Education GO	6.319%	11/1/29	50	55
Chicago IL Board of Education GO	6.138%	12/1/39	100	107
Chicago IL GO	7.781%	1/1/35	100	121
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	150	187
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	55
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	92
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	225
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	325	384
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	93
Chicago IL Water Revenue	6.742%	11/1/40	75	95
Clark County NV Airport Revenue	6.881%	7/1/42	75	84
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	383

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Connecticut GO	5.090%	10/1/30	75	80
Connecticut GO	5.850%	3/15/32	300	366
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	171
Cook County IL GO	6.229%	11/15/34	100	111
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	63
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	123
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	57
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	263
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	86
Dallas TX Independent School District GO	6.450%	2/15/35	150	177
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	88
Denver CO Public Schools Revenue (City & County of
Denver School District No. 1) COP	7.017%	12/15/37	100	127
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	90
Georgia GO	4.503%	11/1/25	325	366
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	400	422
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	307
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	155
Illinois GO	2.766%	1/1/12	300	300
Illinois GO	4.071%	1/1/14	300	309
Illinois GO	4.511%	3/1/15	375	393
Illinois GO	5.365%	3/1/17	375	402
Illinois GO	4.950%	6/1/23	1,450	1,432
Illinois GO	5.100%	6/1/33	1,575	1,438
Illinois GO	6.630%	2/1/35	100	105
Illinois GO	6.725%	4/1/35	275	290
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	86
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	607
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	50	51
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	98
Los Angeles CA Community College District GO	6.600%	8/1/42	250	321
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	116
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	325	376
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	109
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	125	167
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	500	674
Los Angeles CA Unified School District GO	5.750%	7/1/34	650	719
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	125
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	125	150
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	200	252
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	50	61
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	200	213
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	375	447
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	100	127
Massachusetts GO	4.200%	12/1/21	225	249
Massachusetts GO	5.456%	12/1/39	250	302
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	125	155
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	150	175
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	125	146
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	739
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	60
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	100	108
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	175	210
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	75	83
Metropolitan Water District of Southern California
Water Revenue	6.947%	7/1/40	75	88
Mississippi GO	5.245%	11/1/34	50	57
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	100	118
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	25	29
13 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	425	517
New Jersey Educational Facilities Authority Revenue
(Princeton University)	5.700%	3/1/39	300	392
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	500	546
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	150	162
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	50	65
14 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	15	16
14 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	270	280
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	535
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	412
New York City NY GO	6.246%	6/1/35	100	111
New York City NY GO	5.968%	3/1/36	150	178
New York City NY GO	5.985%	12/1/36	75	90
New York City NY GO	5.517%	10/1/37	50	57
New York City NY GO	6.271%	12/1/37	600	742
New York City NY GO	5.846%	6/1/40	100	119
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	100	123
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.790%	6/15/41	500	548
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	100	124
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	75	94
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	100	114
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	300	375
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	250	321
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	100	118
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	150	175
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	625	731
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	325	378
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	95	110

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	100	117
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	300	358
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	75	89
North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	248
Ohio State University General Receipts Revenue	4.910%	6/1/40	175	201
Ohio State University General Receipts Revenue	4.800%	6/1/2111	125	130
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	100	113
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	75	101
Oregon Department Transportation Highway Usertax
Revenue	5.834%	11/15/34	75	92
Oregon GO	5.762%	6/1/23	250	307
Oregon GO	5.892%	6/1/27	375	441
14 Oregon School Boards Association GO	4.759%	6/30/28	300	325
15 Oregon School Boards Association GO	5.528%	6/30/28	125	140
Pennsylvania GO	4.650%	2/15/26	125	141
Pennsylvania GO	5.350%	5/1/30	400	436
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	100	105
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	85
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	85
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	153
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	450	510
Puerto Rico Government Development Bank GO	3.670%	5/1/14	200	204
Puerto Rico Government Development Bank GO	4.704%	5/1/16	200	208
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	195
Rutgers State University NJ Revenue	5.665%	5/1/40	75	89
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	75	84
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	286
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	120
San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	128
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	75	87
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	400	476
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	500	554
South Carolina Public Service Authority Revenue	6.454%	1/1/50	75	103
Texas Transportation Commission Revenue	5.028%	4/1/26	100	116
Texas Transportation Commission Revenue	5.178%	4/1/30	75	89
Texas Transportation Commission Revenue	4.631%	4/1/33	300	327
Texas Transportation Commission Revenue	4.681%	4/1/40	100	112
University of California Regents Medical Center
Revenue	6.548%	5/15/48	150	180
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	151
University of California Revenue	0.887%	7/1/13	75	75
University of California Revenue	6.270%	5/15/31	1,000	1,103
University of California Revenue	5.946%	5/15/45	275	319
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	88
University of Southern California	5.250%	10/1/2111	200	250
Utah GO	4.554%	7/1/24	125	147
Utah GO	3.539%	7/1/25	50	53
Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	500	578
Washington GO	5.481%	8/1/39	50	60
Washington GO	5.140%	8/1/40	275	317
15 Wisconsin GO	4.800%	5/1/13	275	289

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
15	Wisconsin GO	5.700%	5/1/26	325	373

Total Taxable Municipal Bonds (Cost $38,704)					44,699

				Shares
Temporary Cash Investments (2.6%) [1]
Money Market Fund (2.6%)
16,17	Vanguard Market Liquidity Fund	0.110%		297,095,086	297,095

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.030%	4/2/12	100	100
4,18	Fannie Mae Discount Notes	0.040%	4/16/12	500	500
4,18	Federal Home Loan Bank Discount Notes	0.060%	1/4/12	200	200
4,18	Federal Home Loan Bank Discount Notes	0.025%	3/23/12	2,000	2,000
					2,800

Total Temporary Cash Investments (Cost $299,895)					299,895
Total Investments (102.1%) (Cost $9,571,167)					11,742,892
Other Assets and Liabilities—Net (-2.1%)[17]					(239,534)
Net Assets (100%)					11,503,358

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,870,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.3% and 2.4%, respectively, of net assets.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2011.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $8,984,000, representing 0.1% of net assets.
9 Non-income-producing security--security in default.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17 Includes $6,284,000 of collateral received for securities on loan.
18 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund: We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the "Fund") as of December 31, 2011 and for the year then ended and have issued our unqualified report thereon dated February 16, 2012. Our audit included an audit of the Fund's schedule of investments as of December 31, 2011. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 16, 2012

© 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA 020_022012

Annual Report | December 31, 2011

Vanguard Managed Payout Funds

Vanguard Managed Payout Growth Focus Fund

Vanguard Managed Payout Growth and Distribution Fund

Vanguard Managed Payout Distribution Focus Fund

> For the 12 months ended December 31, 2011, returns for the three Vanguard Managed Payout Funds ranged between –1.27% and 1.84%.

> In 2012, payouts for the Growth Focus Fund and the Growth and Distribution Fund will increase modestly from 2011 levels.

> Per-share distributions for the Distribution Focus Fund will decline in 2012. But total payment amounts are generally expected to remain stable, because investors received an additional distribution in December that increased their number of shares.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Managed Payout Growth Focus Fund.	10
Managed Payout Growth and Distribution Fund.	21
Managed Payout Distribution Focus Fund.	32
Your Fund’s After-Tax Returns.	45
About Your Fund’s Expenses.	46
Glossary.	48

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Managed Payout Growth Focus Fund	-1.27%
Managed Payout Growth Focus Composite Index	-2.35
Vanguard Managed Payout Growth and Distribution Fund	0.69%
Managed Payout Growth and Distribution Composite Index	-0.91
Vanguard Managed Payout Distribution Focus Fund	1.84%
Managed Payout Distribution Focus Composite Index	1.17

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Growth Focus Fund	$17.53	$16.86	$0.342	$0.000	$0.114
Vanguard Managed Payout Growth and
Distribution Fund	$17.26	$16.61	$0.410	$0.000	$0.366
Vanguard Managed Payout Distribution Focus
Fund	$16.53	$14.57	$0.157	$0.217	$1.894

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

For the Managed Payout Distribution Focus Fund, the Capital Gains include $0.178 from long-term capital gains and $0.039 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

For an index description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

Although a sharp downturn in international stocks weighed on results, two of the three Vanguard Managed Payout Funds finished 2011 with modestly positive returns. The Growth and Distribution Fund eked out a 0.69% advance, while the Distribution Focus Fund—the most conservative of the three—returned 1.84%. The Growth Focus Fund, which had the highest allocation to international stocks, returned –1.27%.

The Managed Payout Funds are designed to make monthly cash distributions to shareholders. Because these payments are fundamental to the funds’ purpose, I want to update you on what to expect in 2012 and provide context about the payment methodology.

We adjust the regular monthly payout values per share in January according to a formula based on each fund’s performance over the previous three years. This approach is intended to help smooth yeartoyear fluctuations in payments.

The table on page 6 shows that payouts per share for both the Growth Focus Fund and the Growth and Distribution Fund will increase modestly in 2012 from the previous year.

2

Payouts per share for the Distribution Focus Fund will decline. However, total monthly payments for this fund are generally expected to remain virtually the same. Because shareholders previously received an additional distribution—automatically reinvested in late December—that increased their number of shares, their overall payment level will be roughly equivalent to last year’s. (You can read more about the methodology for calculating payments in the Investment Insight box on page 7.)

Big dramas and small numbers
in the U.S. stock market
The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly lowkey in light of the economic and political dramas that monopolized investors’ attention for much of the year.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By yearend, stock prices were again on the rise, with investors refocused on signs of economic improvement.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

3

International stock prices finished the year with a doubledigit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered
unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Funds feel the effect
of international troubles
After delivering solid results in the first half of the year, the Managed Payout Funds slumped in the late summer and early fall amid the turmoil in international stock markets.

	Percentage of Managed Payout Funds’ Investments[1]
	Growth	Growth and	Distribution
	Focus Fund	Distribution Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	45.3%	34.9%	26.4%
Total International Stock Index	19.6	15.2	11.2
REIT Index	10.0	10.3	9.5

Vanguard Bond Funds (Investor Shares)
Total Bond Market II Index	5.0%	14.9%	18.9%

Vanguard Market Neutral Fund (Investor Shares)	10.1%	14.8%	19.0%

Other2	10.0%	9.9%	15.0%

1 As of December 31, 2011.
2 The funds invest a portion of their assets in commodities through the use of swap contracts.

4

The Managed Payout Funds are “funds of funds,” meaning they get exposure to the different markets by investing primarily in other Vanguard funds. (The funds may hold commodities contracts directly.) Only one of the component funds—Vanguard Total International Stock Index Fund—posted a negative return for the year. That fund plunged in the summer and early fall when concerns about Europe’s sovereigndebt crisis were at a peak. U.S. stocks, meanwhile, were on a rollercoaster, tumbling in the third quarter and rebounding in the fourth before ending up about where they had started the year.

Stocks’ decline internationally and lackluster results in the United States took a significant toll on the Growth Focus Fund, which seeks longter capital appreciation and therefore has the trio’s highest allocation to stocks—nearly threequarters of its assets as of December 31.

The REIT Index Fund was one bright spot among the three stock funds that are components of the Managed Payout Funds, as investors gravitated to the income distributions offered by real estate investment trusts. Bonds also posted healthy gains, and the Total Bond Market II Index Fund returned nearly 8%. At yearend, allocations to that fund ranged from 5% for the Growth Focus Fund to about 20% for the Distribution Focus Fund.

All three funds benefited from allocations to the Market Neutral Fund, which returned nearly 8% and contributed to each fund’s

Total Returns
Inception Through December 31, 2011

Average
Annual Return
Managed Payout Growth Focus Fund(Returns since inception: 5/2/2008)	-1.15%
Managed Payout Growth Focus Composite Index	-2.06

Managed Payout Growth and Distribution Fund(Returns since inception: 5/2/2008)	0.18%
Managed Payout Growth and Distribution Composite Index	-0.67

Managed Payout Distribution Focus Fund(Returns since inception: 5/2/2008)	0.98%
Managed Payout Distribution Focus Composite Index	0.70

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

outperformance of its respective benchmark. The goal of the Market Neutral Fund is to provide returns not directly affected by the movements of the overall stock market. The fund’s advisor, Vanguard Quantitative Equity Group, seeks to do this by buying stocks in each sector that appear to be undervalued and borrowing, then selling, roughly the same dollar value of stocks viewed as overvalued.

The value of diversification
persists over time
In last year’s letter, I remarked that the performance of the Managed Payout Funds had illustrated the wisdom of holding a balanced and diversified portfolio. The same can be said for 2011’s results.

In this particular 12month period, stocks were weak, while bonds were strong. In another year, the reverse could be true.

No one can predict for certain how a particular investment will perform in the future, and that is one of the reasons it’s prudent to hold a portfolio balanced among various asset classes in proportions that match your comfort level with investment risk.

Recent Vanguard research provides further insight into why balance and diversification are important in the face of the market’s unpredictability. One notable finding: Over the past 85 years, a hypothetical portfolio made up of 50% stocks and 50% bonds

		Monthly Payout Per Share
		Effective
		January
Managed Payout Fund	2011	2012	% Change
Growth Focus	$0.0380	$0.0393	3.4%
Growth and Distribution	0.0647	0.0659	1.9
Distribution Focus[1]	0.0898	0.0830	7.6

1 In addition to its regular monthly 2011 distributions, the Distribution Focus Fund issued an additional distribution of $1.19 to shareholders of record on December 28, 2011.

6

would have produced statistically equivalent returns whether the U.S. economy was in or out of recession. (The commentary Recessions and balanced portfolio returns can be found on vanguard.com/research.)

A Managed Payout Fund can provide balance and diversification in a single investment while helping you to meet your need for cash flow in retirement. In addition, the lowcost index funds at its core allow you to keep more of what you earn.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 20, 2012

Investment insight

Every January, we adjust the payments per share of the Vanguard Managed Payout
Funds based on each fund’s performance over the previous three years. Once a payment level is set, it’s expected to remain stable for the rest of that year.

Incorporating threeyear performance into the payment calculations is designed to smooth ups and downs over time, mitigating dramatic annual fluctuations.
Calculations assume an investment of $100,000 at the funds’ inception and reinvestment of any distributions other than regular monthly payments. This additional information can give you a fuller picture of the payment levels than the pershare data alone.

Total monthly payments*

Fund	2008	2009	2010	2011	2012
Distribution Focus	$583.21	$491.25	$444.28	$448.78	$448.65
Growth and Distribution	416.29	349.33	316.84	323.34	329.34
Growth Focus	249.88	205.90	187.73	192.56	199.14
Yearoveryear percent change
Distribution Focus	—	15.8%	9.6%	1.0%	0.0%
Growth and Distribution	—	16.1	9.3	2.1	1.9
Growth Focus	—	17.6	8.8	2.6	3.4
*Calculations assume an investment of $100,000 at the funds’ inception.

7

Advisor’s Report

For the year ended December 31, 2011, the MSCI All Country World Index returned –7.35%, and the Barclays Capital U.S. Aggregate Float Adjusted Bond Index gained 7.92%. The Vanguard Managed Payout Funds were slightly ahead of their composite benchmarks, primarily because of the strong performance of Vanguard Market Neutral Fund.

The funds’ investment committee consists of senior Vanguard investment professionals who routinely meet to review the funds’ current positioning to ensure alignment with their respective strategies. The committee is also responsible for making asset allocation changes to reflect both the prevailing environment and the longerterm outlook for the markets and economy. We’d like to make you aware of a change that occurred in the latter half of 2011. Sean Hagerty joined the committee shortly after he was appointed head of Vanguard’s Portfolio Review Department, replacing Chris McIsaac, who now heads Vanguard’s Institutional Investor Group.

We welcome Sean to the committee and wish Chris well in his new role.

We’ve established longterm asset allocations, or “policy portfolios,” for the three funds that, in our judgment, are consistent with their payout and capital preservation or appreciation objectives. We recognize that forecasting nearterm market movements is difficult at best, so we avoid making portfolio shifts based on shortterm projections. However, when the relative longterm attractiveness of various asset classes materially changes, in ourassessment, we may marginally tilt the funds’ allocations away from the policy portfolios to capture opportunities for outperformance or reduce risk relative to the benchmarks. We do not expect these tilts to be frequent or significant in size. Vanguard’s Quantitative Equity Group is responsible for the daytoday management of the funds and the implementation of any changes.

Distribution Focus Fund
The Distribution Focus Fund seeks to preserve the nominal (original) value of invested capital over the long term; its payouts are not expected to grow at a rate that keeps pace with inflation. It has the highest initial payout rate and the most conservative strategic asset allocation of the three Managed Payout Funds. For the twelve months ended December 31, 2011, the fund returned 1.84%; its benchmark index returned 1.17%.

Growth and Distribution Fund
The Growth and Distribution Fund seeks to provide inflation protection and preservation of invested capital over the long term. Its initial payout rate and strategic asset allocation risk levels fall between those of the two other funds. The fund returned 0.69% for the year; its benchmark index returned –0.91%.

Growth Focus Fund
The Growth Focus Fund seeks growth in both payouts and invested capital that exceeds inflation over the long term. It has the lowest initial payout rate and the most aggressive asset allocation of the three

8

funds. For the year, the Growth Focus Fund returned –1.27%, and its benchmark index returned –2.35%.

Assessment of relative values
during the period
In the summer of 2011, we removed our emphasis on corporate bonds relative to the broad U.S. investmentgrade bond market, which had been in place since the end of 2008, by eliminating each fund’s exposure to Vanguard IntermediateTerm InvestmentGrade Fund. The difference between the yields of corporate bonds and comparable U.S. Treasuries narrowed considerably to the point where, in our opinion, credit spreads did not appropriately compensate investors for credit risk.

The proceeds were recycled into Vanguard Total Bond Market II Index Fund for the Growth Focus and Growth and Distribution Funds, and a combination of Vanguard Total Bond Market II Index Fund and Vanguard Market Neutral Fund for the Distribution Focus Fund. The elimination of the corporate bond overweight moved the Growth Focus and Growth and Distribution Funds back to their longterm policyneutral asset allocation. The Distribution Focus Fund increased its overweight to Vanguard Market Neutral Fund and maintained its underweight to Treasury InflationProtected Securities (TIPS), as the real (afterinflation) return on the 10year TIPS went negative.

Outlook
We remain cautiously optimistic about a continued economic recovery, although it may be more uneven than past recoveries. This prospect, combined with attractive longterm valuations, supports a broad strategic allocation to riskier assets such as global equities, REITs, and commodities, among others. However, the unresolved debt problems in Europe and their potentially negative market impact have led us to maintain a neutral allocation to less risky assets, including the broad investmentgrade bond market, TIPS, and Vanguard Market Neutral Fund, among other investments, relative to our longterm strategic benchmarks. The Distribution Focus Fund is the only one of the three with a tactical position within the less risky category: We continue to maintain its underweight to Treasury Inflation Protected Securities in favor of Vanguard Market Neutral Fund and Total Bond Market II Index Fund.

Thank you for trusting us with your investments. We look forward to providing you with an update in the semiannual report.

George U. Sauter,
Chief Investment Officer

Sean Hagerty, Principal

Joseph H. Davis, Principal

John Ameriks, Principal

January 19, 2012

9

Managed Payout Growth Focus Fund

Fund Profile
As of December 31, 2011

Total Fund Characteristics

Ticker Symbol	VPGFX
30-Day SEC Yield	1.68%
Acquired Fund Fees and Expenses[1]	0.36%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	45.3%
Vanguard Total International Stock Index
Fund Investor Shares	19.6
Vanguard Market Neutral Fund Investor
Shares	10.1
Vanguard REIT Index Fund Investor
Shares	10.0
Vanguard Total Bond Market II Index Fund
Investor Shares	5.0
Commodities	10.0

The fund invests a portion of its assets in commodities through the useofswapcontracts.

Total Fund Volatility Measures
	Managed
	Payout	DJ
	Growth Focus	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.98	0.96
Beta	0.92	0.82

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests. The Managed Payout Growth Focus Fund does not charge any expenses or fees of its own. For the fiscal year ended December 31, 2011, the annualized acquired fund fees and expenses figure was 0.32% (approximately 44% of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

10

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2011
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $25,000
	Year	(5/2/2008)	Investment
Managed Payout Growth Focus Fund
	-1.27%	-1.15%	$23,960
Dow Jones U.S. Total Stock Market
Index	0.52	-0.24	24,780
Managed Payout Growth Focus
Composite Index	-2.35	-2.06	23,162

"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

11

Managed Payout Growth Focus Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2011

For an index description, see the Glossary.

12

Managed Payout Growth Focus Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (89.6%)
U.S. Stock Funds (55.1%)
Vanguard Total Stock Market Index Fund Investor Shares	889,637	27,837
Vanguard REIT Index Fund Investor Shares	319,057	6,142
		33,979
International Stock Fund (19.5%)
Vanguard Total International Stock Index Fund Investor Shares	921,253	12,032

Bond Fund (5.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	284,241	3,090

Market Neutral Fund (10.0%)
* Vanguard Market Neutral Fund Investor Shares	595,802	6,178
Total Investment Companies (Cost $57,776)		55,279
Temporary Cash Investments (10.7%)[2]
Money Market Fund (8.3%)
1 Vanguard Market Liquidity Fund, 0.110%	5,092,000	5,092

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (2.4%)
[3,4] Fannie Mae Discount Notes, 0.030%, 4/2/12	500	500
3 Fannie Mae Discount Notes, 0.040%, 4/16/12	1,000	1,000
		1,500
Total Temporary Cash Investments (Cost $6,592)		6,592
Total Investments (100.3%) (Cost $64,368)		61,871
Other Assets and Liabilities (-0.3%)
Other Assets		277
Liabilities		(491)
		(214)
Net Assets (100%)
Applicable to 3,657,693 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		61,657
Net Asset Value Per Share		$16.86

13

Managed Payout Growth Focus Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	69,163
Undistributed Net Investment Income	221
Accumulated Net Realized Losses	(5,009)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,497)
Swap Contracts	(221)
Net Assets	61,657

See Note A in Notes to Financial Statements.
* Non-income-producing security. Fund did not pay a dividend in 2011.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 10.0% and 0.7%, respectively, of net assets.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Securities with a value of $240,000 have been segregated as collateral for open swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Growth Focus Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Income Distributions Received	1,229
Net Investment Income—Note B	1,229
Realized Net Gain (Loss)
Capital Gain Distributions Received	54
Investment Securities Sold	609
Swap Contracts	(471)
Realized Net Gain (Loss)	192
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,388)
Swap Contracts	(221)
Change in Unrealized Appreciation (Depreciation)	(2,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,188)

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Growth Focus Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,229	942
Realized Net Gain (Loss)	192	(1,727)
Change in Unrealized Appreciation (Depreciation)	(2,609)	8,084
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,188)	7,299
Distributions
Net Investment Income	(1,285)	(2,218)
Realized Capital Gain	—	—
Return of Capital	(427)	—
Total Distributions	(1,712)	(2,218)
Capital Share Transactions
Issued	23,191	22,554
Issued in Lieu of Cash Distributions	968	1,615
Redeemed	(20,585)	(15,502)
Net Increase (Decrease) from Capital Share Transactions	3,574	8,667
Total Increase (Decrease)	674	13,748
Net Assets
Beginning of Period	60,983	47,235
End of Period[1]	61,657	60,983
1 Net Assets—End of Period includes undistributed net investment income of $221,000 and $66,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Growth Focus Fund

Financial Highlights

				April 21,
				2008[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.53	$15.97	$13.15	$20.00
Investment Operations
Net Investment Income	.326	.298	.372	.394[2]
Capital Gain Distributions Received	.012	.024	.006	.072[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.552)	1.919	2.936	(6.916)
Total from Investment Operations	(.214)	2.241	3.314	(6.450)
Distributions
Dividends from Net Investment Income	(.342)	(.681)	(.494)	—
Distributions from Realized Capital Gains	—	—	—	—
Return of Capital	(.114)	—	—	(.400)
Total Distributions	(.456)	(.681)	(.494)	(.400)
Net Asset Value, End of Period	$16.86	$17.53	$15.97	$13.15

Total Return	-1.27%	14.43%	25.90%	-32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62	$61	$47	$36
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.32%	0.36%	0.53%	0.48%[3]
Ratio of Net Investment Income to Average Net Assets	1.87%	1.79%	2.66%	3.52%[3]
Portfolio Turnover Rate	52%	49%[4]	60%[5]	68%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Growth Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2011, the monthly distribution rate was $.0380 per share. Effective January 1, 2012, the monthly distribution rate is $.0393 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

18

Managed Payout Growth Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	55,279	—	—
Temporary Cash Investments	5,092	1,500	—
Swap Contracts—Liabilities	—	(221)	—
Total	60,371	1,279	—

D. At December 31, 2011, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/3/12	ML	6,149	(0.425%)	(221)

MLCX—Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

19

Managed Payout Growth Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $471,000 on swap contracts and $12,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund has reclassified $670,000 from paid-in capital to undistributed net investment income, representing utilized capital loss carryforwards that are required to be included in distributable net income for tax purposes. For tax purposes, at December 31, 2011, the fund had no ordinary income available for distribution. The fund had available capital loss carryforwards totaling $4,991,000 to offset future net capital gains of $518,000 through December 31, 2016, $1,349,000 through December 31, 2017, and $3,124,000 through December 31, 2018.

At December 31, 2011, the cost of investment securities for tax purposes was $64,387,000. Net unrealized depreciation of investment securities for tax purposes was $2,516,000, consisting of unrealized gains of $1,516,000 on securities that had risen in value since their purchase and $4,032,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $36,304,000 of investment securities and sold $33,933,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	1,312	1,391
Issued in Lieu of Cash Distributions	56	98
Redeemed	(1,189)	(968)
Net Increase (Decrease) in Shares Outstanding	179	521

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

20

Managed Payout Growth and Distribution Fund

Fund Profile
As of December 31, 2011

Total Fund Characteristics

Ticker Symbol	VPGDX
30-Day SEC Yield	1.70%
Acquired Fund Fees and Expenses[1]	0.37%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	34.9%
Vanguard Total International Stock Index
Fund Investor Shares	15.2
Vanguard Total Bond Market II Index Fund
Investor Shares	14.9
Vanguard Market Neutral Fund Investor
Shares	14.8
Vanguard REIT Index Fund Investor
Shares	10.3
Commodities	9.9

The fund invests a portion of its assets in commodities through the use of swap contracts.

Total Fund Volatility Measures
	Managed
	Payout
	Growth and	DJ
	Distribution	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.98	0.96
Beta	0.95	0.70

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth and Distribution Fund invests. The Managed Payout Growth and Distribution Fund does not charge any expenses or fees of its own. For the fiscal year ended December 31, 2011, the annualized acquired fund fees and expenses were 0.39% (approximately 54% of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

21

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2011
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $25,000
	Year	(5/2/2008)	Investment
Managed Payout Growth and
Distribution Fund	0.69%	0.18%	$25,166
Dow Jones U.S. Total Stock Market
Index	0.52	-0.24	24,780
Managed Payout Growth and
Distribution Composite Index	-0.91	-0.67	24,390

"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

22

Managed Payout Growth and Distribution Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2011

For an index description, see the Glossary.

23

Managed Payout Growth and Distribution Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (90.2%)
U.S. Stock Funds (45.3%)
Vanguard Total Stock Market Index Fund Investor Shares	3,280,991	102,662
Vanguard REIT Index Fund Investor Shares	1,566,811	30,161
		132,823
International Stock Fund (15.2%)
Vanguard Total International Stock Index Fund Investor Shares	3,403,545	44,450

Bond Fund (14.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	4,018,348	43,680

Market Neutral Fund (14.8%)
* Vanguard Market Neutral Fund Investor Shares	4,192,397	43,475
Total Investment Companies (Cost $264,180)		264,428
Temporary Cash Investments (10.1%)[2]
Money Market Fund (9.6%)
1 Vanguard Market Liquidity Fund, 0.110%	28,013,879	28,014

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.5%)
[3,4] Fannie Mae Discount Notes, 0.030%, 4/2/12	500	500
[3,4] Fannie Mae Discount Notes, 0.040%, 4/16/12	1,000	1,000
		1,500
Total Temporary Cash Investments (Cost $29,514)		29,514
Total Investments (100.3%) (Cost $293,694)		293,942
Other Assets and Liabilities (-0.3%)
Other Assets		421
Liabilities		(1,290)
		(869)
Net Assets (100%)
Applicable to 17,647,613 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		293,073
Net Asset Value Per Share		$16.61

24

Managed Payout Growth and Distribution Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	296,231
Undistributed Net Investment Income	1,042
Accumulated Net Realized Losses	(3,406)
Unrealized Appreciation (Depreciation)
Investment Securities	248
Swap Contracts	(1,042)
Net Assets	293,073

See Note A in Notes to Financial Statements.
* Non-income-producing security. Fund did not pay a dividend in 2011.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.9% and 0.2%, respectively, of net assets.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Securities with a value of $980,000 have been segregated as collateral for open swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Managed Payout Growth and Distribution Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Income Distributions Received	5,755
Interest	3
Net Investment Income—Note B	5,758
Realized Net Gain (Loss)
Capital Gain Distributions Received	643
Investment Securities Sold	3,814
Swap Contracts	(2,200)
Realized Net Gain (Loss)	2,257
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(6,184)
Swap Contracts	(1,042)
Change in Unrealized Appreciation (Depreciation)	(7,226)
Net Increase (Decrease) in Net Assets Resulting from Operations	789

See accompanying Notes, which are an integral part of the Financial Statements.

26

Managed Payout Growth and Distribution Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,758	4,143
Realized Net Gain (Loss)	2,257	(553)
Change in Unrealized Appreciation (Depreciation)	(7,226)	24,815
Net Increase (Decrease) in Net Assets Resulting from Operations	789	28,405
Distributions
Net Investment Income	(6,994)	(8,561)
Realized Capital Gain	—	—
Return of Capital	(6,233)	(1,344)
Total Distributions	(13,227)	(9,905)
Capital Share Transactions
Issued	102,100	98,444
Issued in Lieu of Cash Distributions	4,693	3,648
Redeemed	(57,133)	(42,746)
Net Increase (Decrease) from Capital Share Transactions	49,660	59,346
Total Increase (Decrease)	37,222	77,846
Net Assets
Beginning of Period	255,851	178,005
End of Period[1]	293,073	255,851
1 Net Assets—End of Period includes undistributed net investment income of $1,042,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Managed Payout Growth and Distribution Fund

Financial Highlights

				April 21,
				2008[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.26	$15.92	$13.68	$20.00
Investment Operations
Net Investment Income	.340	.318[2]	.439	.436[2]
Capital Gain Distributions Received	.028	.050[2]	.006	.082[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.242)	1.733	2.634	(6.172)
Total from Investment Operations	.126	2.101	3.079	(5.654)
Distributions
Dividends from Net Investment Income	(.410)	(.658)	(.660)	—
Distributions from Realized Capital Gains	—	—	—	—
Return of Capital	(.366)	(.103)	(.179)	(.666)
Total Distributions	(.776)	(.761)	(.839)	(.666)
Net Asset Value, End of Period	$16.61	$17.26	$15.92	$13.68

Total Return	0.69%	13.67%	23.51%	-28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$293	$256	$178	$115
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.39%	0.37%	0.48%	0.46%[3]
Ratio of Net Investment Income to Average Net Assets	1.97%	1.98%	2.81%	3.92%[3]
Portfolio Turnover Rate	33%	44%[4]	50%[5]	73%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Managed Payout Growth and Distribution Fund

Notes to Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2011, the monthly distribution rate was $.0647 per share. Effective January 1, 2012, the monthly distribution rate is $.0659 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

29

Managed Payout Growth and Distribution Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	264,428	—	—
Temporary Cash Investments	28,014	1,500	—
Swap Contracts—Liabilities	—	(1,042)	—
Total	292,442	458	—

D. At December 31, 2011, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/3/12	ML	28,956	(0.425%)	(1,042)

MLCX—Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

30

Managed Payout Growth and Distribution Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $2,200,000 on swap contracts and $177,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund has reclassified $4,301,000 from paid-in capital to undistributed net investment income, representing utilized capital loss carryforwards that are required to be included in distributable net income for tax purposes. For tax purposes, at December 31, 2011, the fund had no ordinary income available for distribution. The fund had available capital loss carryforwards totaling $3,384,000 to offset future net capital gains through December 31, 2018.

At December 31, 2011, the cost of investment securities for tax purposes was $293,716,000. Net unrealized appreciation of investment securities for tax purposes was $226,000, consisting of unrealized gains of $7,646,000 on securities that had risen in value since their purchase and $7,420,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $149,135,000 of investment securities and sold $115,293,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	5,877	6,094
Issued in Lieu of Cash Distributions	274	227
Redeemed	(3,324)	(2,681)
Net Increase (Decrease) in Shares Outstanding	2,827	3,640

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

Managed Payout Distribution Focus Fund

Fund Profile
As of December 31, 2011

Total Fund Characteristics

Ticker Symbol	VPDFX
30-Day SEC Yield	1.80%
Acquired Fund Fees and Expenses[1]	0.38%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	26.4%
Vanguard Market Neutral Fund Investor
Shares	19.0
Vanguard Total Bond Market II Index Fund
Investor Shares	18.9
Other[2]	15.0
Vanguard Total International Stock Index
Fund Investor Shares	11.2
Vanguard REIT Index Fund Investor
Shares	9.5

2The fund invests a portion of its assets in commodities through the use of swap contracts.

Total Fund Volatility Measures
	Managed
	Payout
	Distribution	DJ
	Focus	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.98	0.94
Beta	0.99	0.62

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Distribution Focus Fund invests. The Managed Payout Distribution Focus Fund does not charge any expenses or fees of its own. For the fiscal year ended December 31, 2011, the annualized acquired fund fees and expenses were 0.42% (approximately 57% of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

32

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2011
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $25,000
	Year	(5/2/2008)	Investment
Managed Payout Distribution Focus
Fund	1.84%	0.98%	$25,909
Dow Jones U.S. Total Stock Market
Index	0.52	-0.24	24,780
Managed Payout Distribution Focus
Composite Index	1.17	0.70	25,646

"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

33

Managed Payout Distribution Focus Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2011

For an index description, see the Glossary.

34

Managed Payout Distribution Focus Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (85.0%)
U.S. Stock Funds (35.9%)
Vanguard Total Stock Market Index Fund Investor Shares	3,852,298	120,538
Vanguard REIT Index Fund Investor Shares	2,236,656	43,056
		163,594
International Stock Fund (11.2%)
Vanguard Total International Stock Index Fund Investor Shares	3,902,382	50,965

Bond Fund (18.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	7,910,947	85,992

Market Neutral Fund (19.0%)
* Vanguard Market Neutral Fund Investor Shares	8,351,152	86,602
Total Investment Companies (Cost $376,805)		387,153
Temporary Cash Investments (15.0%)[2]
Money Market Fund (14.4%)
1 Vanguard Market Liquidity Fund, 0.110%	65,676,675	65,677

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.6%)
[3,4] Fannie Mae Discount Notes, 0.040%, 4/16/12	2,500	2,499
Total Temporary Cash Investments (Cost $68,176)		68,176
Total Investments (100.0%) (Cost $444,981)		455,329
Other Assets and Liabilities (0.0%)
Other Assets		3,267
Liabilities		(3,466)
		(199)
Net Assets (100%)
Applicable to 31,246,331 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		455,130
Net Asset Value Per Share		$14.57

35

Managed Payout Distribution Focus Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	447,828
Undistributed Net Investment Income	1,567
Accumulated Net Realized Losses	(3,046)
Unrealized Appreciation (Depreciation)
Investment Securities	10,348
Swap Contracts	(1,567)
Net Assets	455,130

See Note A in Notes to Financial Statements.
* Non-income-producing security. Fund did not pay a dividend in 2011.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.6% and 5.4%, respectively, of net assets.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Securities with a value of $1,590,000 have been segregated as collateral for open swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Managed Payout Distribution Focus Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Income Distributions Received	8,766
Interest	2
Net Investment Income—Note B	8,768
Realized Net Gain (Loss)
Capital Gain Distributions Received	1,333
Investment Securities Sold	2,388
Swap Contracts	(3,442)
Realized Net Gain (Loss)	279
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,123)
Swap Contracts	(1,567)
Change in Unrealized Appreciation (Depreciation)	(3,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,357

See accompanying Notes, which are an integral part of the Financial Statements.

37

Managed Payout Distribution Focus Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,768	5,506
Realized Net Gain (Loss)	279	6,671
Change in Unrealized Appreciation (Depreciation)	(3,690)	22,679
Net Increase (Decrease) in Net Assets Resulting from Operations	5,357	34,856
Distributions
Net Investment Income	(4,126)	(12,382)
Realized Capital Gain[1]	(6,141)	—
Return of Capital	(51,923)	(5,118)
Total Distributions	(62,190)	(17,500)
Capital Share Transactions
Issued	201,801	171,664
Issued in Lieu of Cash Distributions	41,568	4,632
Redeemed	(68,837)	(46,155)
Net Increase (Decrease) from Capital Share Transactions	174,532	130,141
Total Increase (Decrease)	117,699	147,497
Net Assets
Beginning of Period	337,431	189,934
End of Period[2]	455,130	337,431

1 Includes fiscal 2011 short-term gain distributions totaling $1,009,000. Short-term gain distributions are treated as ordinary income for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $1,567,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Managed Payout Distribution Focus Fund

Financial Highlights

				April 21,
				2008[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.53	$15.60	$13.84	$20.00
Investment Operations
Net Investment Income	.339[2]	.336[2]	.433[2]	.448[2]
Capital Gain Distributions Received	.051[2]	.080[2]	.010[2]	.084[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.082)	1.581	2.497	(5.758)
Total from Investment Operations	.308	1.997	2.940	(5.226)
Distributions
Dividends from Net Investment Income	(.157)	(.755)	(.709)	—
Distributions from Realized Capital Gains	(.217)*	—	—	—
Return of Capital	(1.894)	(.312)	(.471)	(.934)
Total Distributions	(2.268)	(1.067)	(1.180)	(.934)
Net Asset Value, End of Period	$14.57	$16.53	$15.60	$13.84

Total Return	1.84%	13.43%	22.56%	-26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$455	$337	$190	$89
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.42%	0.38%	0.45%	0.45%[3]
Ratio of Net Investment Income to Average Net Assets	2.07%	2.14%	3.02%	4.01%[3]
Portfolio Turnover Rate	43%	47%[4]	48%[5]	82%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
* Includes $.178 from long-term capital gains and $.039 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Managed Payout Distribution Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2011, the monthly distribution rate was $.0898 per share. The fund also distributed $1.19 per share ($0.018 ordinary income, $0.178 long-term capital gains, and $0.994 return of capital) to shareholders of record on December 28, 2011. Effective January 1, 2012, the monthly distribution rate is $.0830 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

40

Managed Payout Distribution Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	387,153	—	—
Temporary Cash Investments	65,677	2,499	—
Swap Contracts—Liabilities	—	(1,567)	—
Total	452,830	932	—

D. At December 31, 2011, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/3/12	ML	43,564	(0.425%)	(1,567)

MLCX—Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

41

Managed Payout Distribution Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $3,442,000 on swap contracts and $367,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2011, the fund had no ordinary income available for distribution. Capital gains required to be distributed in 2011 included realized capital gains through October 31, 2011; subsequently, the fund realized capital losses of $115,000 which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At December 31, 2011, the cost of investment securities for tax purposes was $447,911,000. Net unrealized appreciation of investment securities for tax purposes was $7,418,000, consisting of unrealized gains of $17,060,000 on securities that had risen in value since their purchase and $9,642,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $307,282,000 of investment securities and sold $227,338,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	12,271	10,916
Issued in Lieu of Cash Distributions	2,799	296
Redeemed	(4,240)	(2,973)
Net Increase (Decrease) in Shares Outstanding	10,830	8,239

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

42

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund (constituting separate portfolios of Vanguard Valley Forge Funds, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 16, 2012

43

Special 2011 tax information (unaudited) for Managed Payout Funds

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Fund	($000)
Managed Payout Growth Focus Fund	761
Managed Payout Growth and Distribution Fund	2,732
Managed Payout Distribution Focus Fund	3,314

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Managed Payout Growth Focus Fund	90.1%
Managed Payout Growth and Distribution Fund	64.6
Managed Payout Distribution Focus Fund	40.0

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

44

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Funds
Periods Ended December 31, 2011

		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Growth Focus Fund
Returns Before Taxes	-1.27%	-1.15%
Returns After Taxes on Distributions	-1.87	-1.90
Returns After Taxes on Distributions and Sale of Fund Shares	-0.51	-1.33

		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Growth and Distribution Fund
Returns Before Taxes	0.69%	0.18%
Returns After Taxes on Distributions	-0.54	-0.86
Returns After Taxes on Distributions and Sale of Fund Shares	0.81	-0.38

		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Distribution Focus Fund
Returns Before Taxes	1.84%	0.98%
Returns After Taxes on Distributions	-1.31	-0.71
Returns After Taxes on Distributions and Sale of Fund Shares	3.04	0.12

45

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in makingcomparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

46

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$935.81	$1.56
Managed Payout Growth and Distribution Fund	$1,000.00	$954.97	$1.92
Managed Payout Distribution Focus Fund	$1,000.00	$968.44	$2.18
Based on Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.59	$1.63
Managed Payout Growth and Distribution Fund	$1,000.00	$1,023.24	$1.99
Managed Payout Distribution Focus Fund	$1,000.00	$1,023.09	$2.24

These calculations are based on the acquired fund fees and expenses. The Managed Payout Funds’ annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.32%, 0.39%, and 0.44%. The dollar amounts shown as ”Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

47

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Managed Payout Distribution Focus Composite Index. An index weighted 12% MSCI All Country World ex USA Investable Market Index and 28% MSCI US Broad Market Index (40% FTSE All-World Index through December 31, 2010); 20% Barclays Capital U.S. Aggregate Float Adjusted Index (20% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009); 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index; 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Growth and Distribution Composite Index. An index weighted 15% MSCI All Country World ex USA Investable Market Index and 35% MSCI US Broad Market Index (50% FTSE All-World Index through December 31, 2010); 15% Barclays Capital U.S. Aggregate Float Adjusted Index (15% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009); 15% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Growth Focus Composite Index. An index weighted 19.5% MSCI All Country World ex USA Investable Market Index and 45.5% MSCI US Broad Market Index (65% FTSE All-World Index through December 31, 2010); 5% Barclays Capital U.S. Aggregate Float Adjusted Index (5% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009); 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

48

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2011: $90,000
Fiscal Year Ended December 31, 2010: $91,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2011: $3,978,540
Fiscal Year Ended December 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2011: $1,341,750
Fiscal Year Ended December 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2011: $373,830
Fiscal Year Ended December 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2011: $16,000
Fiscal Year Ended December 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2011: $389,830
Fiscal Year Ended December 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number 33-23444, Incorporated by Reference.